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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

312 Elm Street, Suite 1212, Cincinnati, OH 45202
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (513)632-1600

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments
ZENITH PORTFOLIO
September 30, 2004 (Unaudited)

COMMON STOCKS - 96.9%
Auto & Transportation - 4.4%
CSX Corp.	28,800	956,160
Union Pacific Corp.	19,100	1,119,260
		2,075,420
Consumer Discretionary - 10.3%
Sony Corp.	27,900	959,481
Take-Two Interactive Software, Inc. (a)	25,800	847,530
The Walt Disney Co. (a)	45,000	1,014,750
Time Warner, Inc. (a)	64,600	1,042,644
Viacom, Inc. - Class B	31,300
		4,914,833
Consumer Staples - 6.8%
Altria Group, Inc.	12,500	588,000
Sara Lee Corp.	37,200	850,392
The Coca-Cola Co.	17,200	688,860
Unilever NV	19,100	1,103,980
		3,231,232
Financial Services - 26.8%
Alliance Capital Management Holding LP	34,500	1,224,750
Bank of America Corp.	16,200	701,946
BB&T Corp.	17,800	706,482
Citigroup, Inc.	20,500	904,460
Equity Residential	35,100	1,088,100
Freddie Mac	7,100	463,204
J.P. Morgan Chase & Co.	24,304	965,598
KeyCorp	26,500	837,400
Marsh & McLennan Companies, Inc.	23,600	1,079,936
Mellon Financial Corp.	28,500	789,165
PNC Financial Services Group	11,200	605,920
The Charles Schwab Corp.	42,800	393,332
The Goldman Sachs Group, Inc.	10,500	979,020
The St. Paul Travelers Companies Inc.	31,500	1,041,390
Wells Fargo & Co.	16,000	954,080
		12,734,783
Health Care - 8.2%
Baxter International, Inc.	16,700	537,072
Bristol-Myers Squibb Co.	33,400	790,578
HCA, Inc.	23,100	881,265
Johnson & Johnson	16,700	940,711
Merck & Co., Inc.	22,200	732,600
		3,882,226
Integrated Oils - 4.9%
ChevronTexaco Corp.	17,038	913,918
ConocoPhillips	7,771	643,828
Royal Dutch Petroleum Co.	14,900	768,840
		2,326,586
Materials & Processing - 5.7%
Alcan, Inc. (b)	21,000	1,003,800
EI Du Pont de Nemours & Co.	26,200	1,121,360
The Dow Chemical Co.	12,500	564,750
		2,689,910
Other Energy - 5.4%
Anadarko Petroleum Corp.	6,600	437,976
Devon Energy Corp.	6,900	489,969
Unocal Corp.	26,500	1,139,500
Weatherford International Ltd. (a)(b)	10,000	510,200
		2,577,645
Producer Durables - 3.6%
General Electric Co.	29,300	983,894
SPX Corp.	20,600	729,240
		1,713,134
Technology - 10.3%
Electronic Data Systems Corp.	30,000	581,700
Hewlett-Packard Co.	47,200	885,000
International Business Machines Corp.	9,100	780,234
Microsoft Corp.	33,600	929,040
Motorola, Inc.	19,500	351,780
Nokia OYJ	69,900	959,028
Sun Microsystems, Inc. (a)	95,400	385,416
		4,872,198
Utilities - 10.5%
Alltel Corp.	12,300	675,393
Ameren Corp.	15,100	696,865
Cinergy Corp.	12,800	506,880
Comcast Corp. (a)	16,200	452,304
SBC Communications, Inc.	32,300	838,185
Sprint Corp.	35,300	710,589
The Southern Co.	22,000	659,560
Verizon Communications, Inc.	11,700	460,746
		5,000,522

TOTAL COMMON STOCKS (Cost $43,156,976)		$46,018,489

SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Diversified Assets Portfolio	940,578	$940,578

TOTAL SHORT TERM INVESTMENTS (Cost $940,578)		$940,578

Total Investments (Cost $44,097,554)(c) - 98.9%		$46,959,067

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(d) - 10.4%		$4,946,087

Liabilities in Excess of Other Assets - (9.3%)		(4,429,776)

TOTAL NET ASSETS - 100.0%		$47,475,378

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Denominated
(c) For federal income tax purposes, cost is $44,144,830 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $4,592,274 and ($1,778,037), with a net appreciation / depreciation of $2,814,237.

(d) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $4,828,632, $4,946,087 and $0, respectively.

Schedule of Investments
BOND PORTFOLIO
September 30, 2004 (Unaudited)

COMMON STOCKS - 0.5%
Diversified Telecommunication Services - 0.5%
Evercom, Inc. (a)	6,363	88,974
MCI, Inc.	5,067	84,872
		173,846
TOTAL COMMON STOCKS (Cost $222,706)		$173,846

PREFERRED STOCKS - 0.3%
Media - 0.3%
Paxson Communications Corp.	17	127,500
TOTAL PREFERRED STOCKS (Cost $149,350)		$127,500

WARRANTS - 0.0%
Arcadia Financial Ltd. (a)	192	-
TOTAL WARRANTS (Cost $0)		$ -

CORPORATE BONDS - 43.5%
Aerospace & Defense - 0.4%
Hexcel Corp.
9.75% due 01/15/2009	$125,000	131,250
9.875% due 10/01/2008	13,000	14,560
		145,810
Air Transportation, Scheduled - 0.4%
NWA Trust
10.23% due 06/21/2014	169,846	147,766
Amusement And Recreation Services, Not Elsewhere Classified - 0.2%
Mirage Resorts, Inc.
6.75% due 02/01/2008	70,000	72,450
Auto Components - 1.4%
Lear Corp.
8.11% due 05/15/2009	450,000	519,568
Automobiles - 1.5%
Ford Motor Co.
7.45% due 07/16/2031	250,000	245,132
General Motors Corp.
8.25% due 07/15/2023	300,000	315,572
		560,704
Books: Publishing, Or Publishing And Printing - 0.2%
Dex Media West LLC/Dex Media Finance Co.
9.875% due 08/15/2013	60,000	70,500
Cable And Other Pay Television Services - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00% due 04/30/2012 (b)	63,000	62,842
TCI Communications, Inc.
8.75% due 08/01/2015	240,000	299,151
		361,993
Commercial Banks Non-US - 0.7%
Banco Mercantil del Norte SA
5.875% due 02/17/2014 (b)(c)	250,000	250,000
Communications Services, Not Elsewhere Classified - 1.1%
News America, Inc.
6.625% due 01/09/2008	361,000	393,625
Containers & Packaging - 0.8%
Sealed Air Corp.
5.625% due 07/15/2013 (b)	300,000	308,442
Copper Ores - 0.4%
Falconbridge Ltd.
7.35% due 06/05/2012 (c)	125,000	143,342
Crude Petroleum And Natural Gas - 1.6%
Canadian Oil Sands Ltd.
5.80% due 08/15/2013 (b)(c)	300,000	311,787
Pemex Project Funding Master Trust
8.00% due 11/15/2011	250,000	282,813
		594,600
Diversified Telecommunication Services - 1.4%
MCI, Inc.
5.908% due 05/01/2007	125,000	123,906
Qwest Communications International
7.25% due 02/15/2011 (b)	125,000	118,438
TELUS Corp.
8.00% due 06/01/2011 (c)	250,000	292,935
		535,279
Eating Places - 0.4%
American Restaurant Group
11.50% due 11/01/2006 (f)	250,000	150,000
Electric And Other Services Combined - 0.1%
Sierra Pacific Power Co.
6.25% due 04/15/2012 (b)	31,000	31,620
Electric Services - 0.7%
Kern River Funding Corp.
6.676% due 07/31/2016 (b)	61,399	68,717
Nevada Power Co.
6.50% due 04/15/2012 (b)	31,000	32,008
The AES Corp.
9.375% due 09/15/2010	125,000	140,781
		241,506
Electric Utilities - 0.7%
FirstEnergy Corp.
6.45% due 11/15/2011	240,000	261,809
Electrical Equipment - 0.7%
Ametek, Inc.
7.20% due 07/15/2008	250,000	273,014
Electronic Equipment & Instruments - 1.3%
Jabil Circuit, Inc.
5.875% due 07/15/2010	450,000	470,761
Fire, Marine, And Casualty Insurance - 1.6%
Farmers Insurance Exchange
6.00% due 08/01/2014 (b)	300,000	305,095
USF&G Capital II
8.47% due 01/10/2027	240,000	275,256
		580,351
Food Products - 0.5%
Chiquita Brands Intl, Inc.
7.50% due 11/01/2014 (b)	125,000	125,000
Dole Food Co, Inc.
8.875% due 03/15/2011	63,000	68,513
		193,513
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc.
6.875% due 11/15/2011	300,000	339,916
Health Care Providers & Services - 1.2%
Genesis HealthCare Corp.
8.00% due 10/15/2013	125,000	136,250
Medco Health Solutions, Inc.
7.25% due 08/15/2013	150,000	167,200
Service Corp International
7.70% due 04/15/2009	125,000	134,688
		438,138
Hotels Restaurants & Leisure - 0.9%
Aztar Corp.
9.00% due 08/15/2011	125,000	138,437
MGM Mirage
6.75% due 09/01/2012 (b)	125,000	129,375
Station Casinos, Inc.
6.00% due 04/01/2012	62,000	63,550
		331,362
Household Durables - 0.8%
MDC Holdings, Inc.
5.50% due 05/15/2013	150,000	152,458
Technical Olympic USA, Inc.
9.00% due 07/01/2010	125,000	136,875
		289,333
Household Products - 0.7%
The Dial Corp.
7.00% due 08/15/2006	250,000	267,304
Insurance - 1.8%
American Financial Group Inc.
7.125% due 04/15/2009	250,000	273,876
Nationwide Financial Services
5.625% due 02/13/2015	375,000	389,979
		663,855
Liquefied Petroleum Gas (bottled Gas) Dealers - 0.2%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
8.875% due 05/20/2011	63,000	69,457
Malt Beverages - 0.8%
Miller Brewing Co.
5.50% due 08/15/2013 (b)	300,000	312,794
Media - 3.0%
Cadmus Communications Corp.
8.375% due 06/15/2014 (b)	63,000	67,882
Comcast Corp.
5.85% due 01/15/2010	100,000	106,426
Gray Television, Inc.
9.25% due 12/15/2011	125,000	140,313
The Thomson Corp.
6.20% due 01/05/2012 (c)	200,000	220,571
Time Warner, Inc.
6.875% due 05/01/2012	240,000	267,762
Univision Communications, Inc.
7.85% due 07/15/2011	250,000	293,777
		1,096,731
Miscellaneous Business Credit Institutions - 1.4%
Bunge Ltd Finance Corp.
7.80% due 10/15/2012	300,000	354,725
RH Donnelley Finance Corp I
8.875% due 12/15/2010 (b)	63,000	71,190
10.875% due 12/15/2012 (b)	63,000	76,387
		502,302
Motor Vehicle Dealers (used Only) - 0.7%
ICI Wilmington, Inc.
5.625% due 12/01/2013	250,000	256,910
Motor Vehicle Parts And Accessories - 1.2%
American Axle & Manufacturing, Inc.
5.25% due 02/11/2014	450,000	443,765
Motor Vehicles And Passenger Car Bodies - 1.5%
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	250,000	271,252
Enterprise Prods Oper Lp
5.60% due 10/15/2014 (b)	300,000	302,281
		573,533
Multimedia - 0.3%
Emmis Operating Co.
6.875% due 05/15/2012	125,000	129,688
Multi-Utilities & Unregulated Power - 1.1%
Calpine Corp.
10.50% due 05/15/2006	125,000	120,625
Constellation Energy Group, Inc.
7.00% due 04/01/2012	250,000	283,097
		403,722
Natural Gas Liquids - 0.2%
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.75% due 05/01/2014	62,000	63,240
Natural Gas Transmission - 0.2%
Northwest Pipeline Corp.
8.125% due 03/01/2010	63,000	70,639
Offices Of Holding Companies, Not Elsewhere Classified - 0.3%
Werner Holding Co, Inc.
10.00% due 11/15/2007	125,000	112,500
Oil & Gas - 0.9%
Chesapeake Energy Corp.
9.00% due 08/15/2012	125,000	142,812
Plains Exploration & Production Co.
7.125% due 06/15/2014 (b)	62,000	66,495
Williams Companies, Inc.
7.125% due 09/01/2011	125,000	137,188
		346,495
Personal Credit Institutions - 1.6%
Capital One Bank
5.75% due 09/15/2010	300,000	319,819
General Motors Acceptance Corp.
5.85% due 01/14/2009	250,000	258,455
		578,274
Pipelines - 0.8%
Plains All American Pipeline LP
5.625% due 12/15/2013	300,000	310,308
Pipelines, Not Elsewhere Classified - 0.8%
Kaneb Pipe Line Operating Partnership LP
5.875% due 06/01/2013	300,000	309,536
Plastics Products, Not Elsewhere Classified - 0.2%
Park-Ohio Industries, Inc.
9.25% due 12/01/2007	62,000	62,930
Real Estate - 0.8%
Health Care REIT, Inc.
8.00% due 09/12/2012	250,000	289,165
Real Estate Investment Trusts - 0.2%
La Quinta Properties, Inc.
7.00% due 08/15/2012 (b)	62,000	65,333
Road & Rail - 0.7%
Hertz Corp.
7.625% due 06/01/2012	250,000	274,444
State Commercial Banks - 0.8%
Bank of Hawaii
6.875% due 03/01/2009	250,000	278,508
Telephone Communications, Except Radiotelephone - 1.0%
Qwest Corp.
7.875% due 09/01/2011 (b)	63,000	65,362
Sprint Capital Corp.
7.625% due 01/30/2011	250,000	288,833
		354,195
Wireless Telecommunication Services - 1.4%
America Movil SA de CV
5.50% due 03/01/2014 (b)(c)	250,000	241,621
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	125,000	148,099
Nextel Communications, Inc.
7.375% due 08/01/2015	125,000	134,375
		524,095
TOTAL CORPORATE BONDS (Cost $15,421,870)		$16,065,125

CONVERTIBLE BONDS - 0.1%
Media - 0.1%
Charter Communications, Inc.
4.75% due 06/01/2006	63,000	53,865
TOTAL CONVERTIBLE BONDS (Cost $59,303)		$53,865

U.S. TREASURY OBLIGATIONS - 11.8%
U.S. Treasury Notes - 11.8%
3.125% due 09/15/2008	500,000	499,610
3.625% due 05/15/2013	225,000	219,498
4.00% due 11/15/2012	200,000	200,969
4.25% due 08/15/2014	250,000	252,617
5.00% due 02/15/2011 to 08/15/2011	600,000	644,934
5.50% due 05/15/2009	750,000	821,425
5.875% due 11/15/2005	1,650,000	1,716,000
		4,355,053
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,259,258)		$4,355,053

ASSET BACKED SECURITIES - 2.0%
Continental Airlines, Inc.
7.875% due 01/02/2020	249,877	235,321
America West Airlines, Inc. - AMBAC insured
7.10% due 10/02/2022	218,746	234,741
Centex Home Equity
7.36% due 07/25/2032	104,432	108,104
Delta Air Lines, Inc.
7.299% due 03/18/2008	50,000	20,797
JET Equipment Trust
7.63% due 02/15/2015 (f)	201,406	126,479
TOTAL ASSET BACKED SECURITIES (Cost $811,730)		$725,442

MORTGAGE BACKED SECURITIES - 39.2%
Federal National Mortgage Association - 10.5%
Fannie Mae Pool
4.50% due 03/01/2017	844,638	845,555
5.00% due 11/01/2009	550,352	561,990
5.50% due 08/01/2009 to 08/01/2018	2,065,345	2,135,841
6.00% due 06/01/2016	227,921	239,154
6.50% due 02/01/2029	90,386	95,036
		3,877,576
Freddie Mac - 8.0%
Freddie Mac (Gold) Pool
4.50% due 09/01/2018	2,695,062	2,692,553
5.00% due 05/01/2018 to 02/01/2033	264,828	267,616
		2,960,169
U.S. CMO or asset-backed securities - 20.3%
Banc of America Funding Corp.
6.3664% due 06/25/2032	218,118	221,417
Bank of America Alternative Loan Trust
4.75% due 08/25/2018 to 10/25/2033	486,705	455,063
Bank of America Mortgage Securities
5.50% due 07/25/2034	236,045	244,087
6.00% due 08/25/2032	122,975	122,814
6.75% due 03/20/2031	495,901	504,017
Chase Commercial Mortgage Securities Corp.
6.60% due 12/19/2029	627,885	682,183
CS First Boston Mortgage Securities Corp.
6.25% due 09/25/2032	158,382	160,183
Fannie Mae
5.00% due 01/25/2024	277,072	281,349
6.50% due 10/25/2031	2,083,000	2,163,624
Fhlmc Remic Series 2810
5.50% due 06/15/2034	961,509	980,439
Freddie Mac
15.60% due 07/15/2028	10,460	10,645
GMAC Mortgage Corp Loan Trust
5.25% due 04/25/2034	310,593	319,181
MASTR Asset Securitization Trust
5.50% due 10/25/2033	103,012	106,563
Residential Accredit Loans, Inc.
5.75% due 10/25/2017	182,845	187,589
6.75% due 09/25/2031	180,950	181,261
Salomon Brothers Mortgage Securities VII
4.1391% due 09/25/2033	198,423	192,347
Structured Asset Securities Corp.
5.3786% due 07/25/2033	301,709	295,156
Washington Mutual
6.00% due 06/25/2032	333,442	347,065
Washington Mutual MSC Mortgage Pass-Through CTFS
6.50% due 12/25/2031	44,180	44,224
		7,499,207
U.S. mortgage- or SBA-backed pass-through securities - 0.4%
Ginnie Mae I Pool
6.50% due 10/15/2028	130,843	138,464
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,323,710)		$14,475,416

SHORT TERM INVESTMENTS - 5.3%
Northern Institutional Diversified Assets Portfolio	1,948,109	$1,948,109
TOTAL SHORT TERM INVESTMENTS (Cost $1,948,109)		$1,948,109

Total Investments (Cost $37,196,035)(d) - 102.7%		$37,924,356

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(e) - 20.2%		$7,476,573

Liabilities in Excess of Other Assets - (22.9)%		(8,453,612)

TOTAL NET ASSETS - 100.0%		$36,947,317

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Restricted
(c) Foreign Denominated
(d) For federal income tax purposes, cost is $37,792,001 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $528,775 and ($396,420), with a net appreciation / depreciation of $132,355.

(e) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $8,336,884, $7,476,573 and $1,037,008, respectively.

(f) Security in default.

Schedule of Investments
S&P 500 INDEX PORTFOLIO
September 30, 2004 (Unaudited)

COMMON STOCKS - 99.1%
Aerospace & Defense - 2.0%
Boeing Co.	20,703	$1,068,689
General Dynamics Corp.	4,868	497,023
Goodrich Corp.	2,895	90,787
Honeywell International, Inc.	21,227	761,200
Lockheed Martin Corp.	11,098	619,047
Northrop Grumman Corp.	9,012	480,610
Raytheon Co.	10,240	388,915
Rockwell Collins, Inc.	4,356	161,782
United Technologies Corp.	12,682	1,184,245
		5,252,298
Air Freight & Logistics - 1.1%
FedEx Corp.	7,342	629,136
Ryder System, Inc.	1,578	74,229
United Parcel Service, Inc.	27,672	2,100,858
		2,804,223
Airlines - 0.1%
Delta Air Lines, Inc. (a)	3,038	9,995
Southwest Airlines Co.	19,386	264,037
		274,032
Auto Components - 0.2%
Cooper Tire & Rubber Co.	1,817	36,649
Dana Corp.	3,659	64,728
Delphi Corp.	13,801	128,211
Johnson Controls, Inc.	4,446	252,577
The Goodyear Tire & Rubber Co. (a)	4,319	46,386
Visteon Corp.	3,217	25,704
		554,255
Automobiles - 0.7%
Ford Motor Co.	45,094	633,571
General Motors Corp.	13,797	586,096
Harley-Davidson, Inc.	7,456	443,185
		1,662,852
Beverages - 2.4%
Adolph Coors Co. - Class B	895	60,788
Anheuser-Busch Companies, Inc.	20,051	1,001,548
Brown-Forman Corp. - Class B	2,989	136,896
Coca-Cola Enterprises, Inc.	11,200	211,680
Pepsi Bottling Group, Inc.	6,469	175,633
PepsiCo, Inc.	42,249	2,055,414
The Coca-Cola Co.	60,381	2,418,259
		6,060,218
Biotechnology - 1.3%
Amgen, Inc. (a)	31,736	1,798,796
Applera Corp - Applied Biosystems Group	5,115	96,520
Biogen Idec, Inc. (a)	8,064	493,275
Chiron Corp. (a)	4,619	204,160
Genzyme Corp. (a)	5,531	300,942
Gilead Sciences, Inc. (a)	10,400	388,752
Medimmune, Inc. (a)	6,094	144,428
		3,426,873
Building Products - 0.2%
American Standard Companies, Inc. (a)	5,376	209,180
Masco Corp.	11,398	393,573
		602,753
Capital Markets - 2.7%
E*Trade Financial Corp. (a)	9,100	103,922
Federated Investors, Inc.	2,676	76,105
Franklin Resources, Inc.	6,177	344,430
Janus Capital Group, Inc.	5,923	80,612
Lehman Brothers Holdings, Inc.	6,682	532,689
Mellon Financial Corp.	10,591	293,265
Merrill Lynch & Co, Inc.	23,877	1,187,164
Morgan Stanley	26,988	1,330,508
Northern Trust Corp.	5,424	221,299
State Street Corp.	8,225	351,290
T. Rowe Price Group, Inc.	3,063	156,029
The Bank of New York Co., Inc.	19,038	555,339
The Bear Stearns Companies Inc.	2,414	232,154
The Charles Schwab Corp.	33,413	307,066
The Goldman Sachs Group, Inc.	11,896	1,109,183
		6,881,055
Chemicals - 1.6%
Air Products & Chemicals, Inc.	5,591	304,038
Eastman Chemical Co.	1,904	90,535
Ecolab, Inc.	6,340	199,330
EI Du Pont de Nemours & Co.	24,536	1,050,141
Engelhard Corp.	3,090	87,601
Great Lakes Chemical Corp.	1,245	31,872
Hercules, Inc. (a)	2,731	38,917
International Flavors & Fragrances, Inc.	2,306	88,089
Monsanto Co.	6,449	234,873
PPG Industries, Inc.	4,182	256,273
Praxair, Inc.	8,004	342,091
Rohm & Haas Co.	5,479	235,433
Sigma-Aldrich Corp.	1,707	99,006
The Dow Chemical Co.	22,686	1,024,953
		4,083,152
Commercial Banks - 5.9%
AmSouth Bancorp	8,643	210,889
Bank of America Corp.	100,514	4,355,272
BB&T Corp.	13,441	533,473
Comerica, Inc.	4,316	256,155
Fifth Third Bancorp	14,011	689,621
First Horizon National Corp.	3,089	133,939
Huntington Bancshares, Inc.	5,632	140,293
KeyCorp	10,318	326,049
M&T Bank Corp.	2,954	282,698
Marshall & Ilsley Corp.	5,575	224,673
National City Corp.	16,640	642,637
North Fork Bancorporation, Inc.	3,731	165,843
PNC Financial Services Group	6,823	369,124
Regions Financial Corp.	11,389	376,520
SouthTrust Corp.	8,166	340,196
SunTrust Banks, Inc.	6,930	487,941
Synovus Financial Corp.	7,426	194,190
US Bancorp	47,483	1,372,259
Wachovia Corp.	32,578	1,529,537
Wells Fargo & Co.	41,648	2,483,470
Zions Bancorporation	2,212	135,020
		15,249,799
Commercial Services & Supplies - 1.0%
Allied Waste Industries, Inc. (a)	7,880	69,738
Apollo Group, Inc. (a)	4,338	318,279
Avery Dennison Corp.	2,719	178,856
Cendant Corp.	25,846	558,274
Cintas Corp.	4,201	176,610
Deluxe Corp.	1,404	57,592
Equifax, Inc.	3,422	90,204
H&R Block, Inc.	4,389	216,904
Monster Worldwide, Inc. (a)	2,775	68,376
Pitney Bowes, Inc.	5,750	253,575
Robert Half International, Inc.	4,215	108,620
RR Donnelley & Sons Co.	5,272	165,119
Waste Management, Inc.	14,344	392,165
		2,654,312
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	19,807	35,851
Andrew Corp. (a)	3,781	46,279
Avaya, Inc. (a)	10,266	143,108
Ciena Corp. (a)	11,660	23,087
Cisco Systems, Inc. (a)	166,344	3,010,826
Comverse Technology, Inc. (a)	4,750	89,443
Corning, Inc. (a)	32,751	362,881
JDS Uniphase Corp. (a)	35,314	119,008
Lucent Technologies, Inc. (a)	103,455	327,952
Motorola, Inc.	57,318	1,034,017
QUALCOMM, Inc.	39,386	1,537,629
Scientific-Atlanta, Inc.	3,740	96,941
Tellabs, Inc. (a)	10,278	94,455
		6,921,477
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	8,924	345,805
Dell, Inc. (a)	62,132	2,211,899
EMC Corp. (a)	59,143	682,510
Gateway, Inc. (a)	7,997	39,585
Hewlett-Packard Co.	75,073	1,407,619
International Business Machines Corp.	41,804	3,584,275
Lexmark International, Inc. (a)	3,162	265,640
NCR Corp. (a)	2,328	115,445
Network Appliance, Inc. (a)	8,495	195,385
QLogic Corp. (a)	2,326	68,873
Sun Microsystems, Inc. (a)	80,422	324,905
		9,241,941
Construction & Engineering - 0.0%
Fluor Corp.	2,019	89,886
Construction Materials - 0.1%
Vulcan Materials Co.	2,504	127,579
Consumer Finance - 1.3%
American Express Co.	31,661	1,629,275
Capital One Financial Corp.	5,685	420,121
MBNA Corp.	31,455	792,666
Providian Financial Corp. (a)	7,142	110,987
SLM Corp.	11,092	494,703
		3,447,752
Containers & Packaging - 0.2%
Ball Corp.	2,774	103,831
Bemis Co.	2,615	69,507
Pactiv Corp. (a)	3,871	90,001
Sealed Air Corp. (a)	2,092	96,964
Temple-Inland, Inc.	1,336	89,712
		450,015
Distributors - 0.1%
Genuine Parts Co.	4,283	164,382
Diversified Financial Services - 3.7%
Citigroup, Inc.	127,122	5,608,623
J.P. Morgan Chase & Co.	86,958	3,454,841
Moody's Corp.	3,662	268,241
Principal Financial Group, Inc.	7,948	285,890
		9,617,595
Diversified Telecommunication Services - 3.0%
Alltel Corp.	7,680	421,709
AT&T Corp.	19,448	278,495
BellSouth Corp.	45,498	1,233,906
CenturyTel, Inc.	3,548	121,483
Citizens Communications Co.	6,994	93,650
Qwest Communications International (a)	43,611	145,225
SBC Communications, Inc.	81,476	2,114,302
Sprint Corp.	34,994	704,429
Verizon Communications, Inc.	67,962	2,676,344
		7,789,543
Electric Utilities - 2.0%
Allegheny Energy, Inc. (a)	3,124	49,859
Ameren Corp.	4,468	206,198
American Electric Power Co, Inc.	9,724	310,779
Centerpoint Energy, Inc.	7,539	78,104
Cinergy Corp.	4,384	173,606
Consolidated Edison, Inc.	5,548	233,238
DTE Energy Co.	4,143	174,793
Edison International	8,014	212,451
Entergy Corp.	5,634	341,477
Exelon Corp.	16,100	590,709
FirstEnergy Corp.	8,117	333,446
FPL Group, Inc.	4,527	309,285
PG&E Corp. (a)	10,214	310,506
Pinnacle West Capital Corp.	2,246	93,209
PPL Corp.	4,364	205,894
Progress Energy, Inc.	6,032	255,395
TECO Energy, Inc.	4,625	62,576
The Southern Co.	18,025	540,389
TXU Corp.	7,976	382,210
Xcel Energy, Inc.	9,815	169,996
		5,034,120
Electrical Equipment - 0.4%
American Power Conversion Corp.	4,886	84,968
Cooper Industries Ltd. (b)	2,298	135,582
Emerson Electric Co.	10,359	641,118
Power-One, Inc. (a)	2,049	13,277
Rockwell Automation, Inc.	4,591	177,672
		1,052,617
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	11,702	252,412
Jabil Circuit, Inc. (a)	4,915	113,045
Molex, Inc.	4,686	139,737
Sanmina-SCI Corp. (a)	12,741	89,824
Solectron Corp. (a)	23,606	116,850
Symbol Technologies, Inc.	5,674	71,719
Tektronix, Inc.	2,080	69,160
		852,747
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	8,245	360,472
BJ Services Co.	3,896	204,189
Halliburton Co.	10,784	363,313
Nabors Industries Ltd. (a)(b)	3,608	170,839
Noble Corp. (a)(b)	3,293	148,020
Rowan Cos, Inc. (a)	2,562	67,637
Schlumberger Ltd. (b)	14,412	970,072
Transocean, Inc. (a)(b)	7,872	281,660
		2,566,202
Food & Staples Retailing - 3.4%
Albertson's, Inc.	9,033	216,160
Costco Wholesale Corp.	11,268	468,298
CVS Corp.	9,719	409,461
Safeway, Inc. (a)	10,890	210,286
Supervalu, Inc.	3,301	90,943
Sysco Corp.	15,930	476,626
The Kroger Co. (a)	18,337	284,590
Walgreen Co.	25,230	903,991
Wal-Mart Stores, Inc.	104,626	5,566,103
Winn-Dixie Stores, Inc. (a)	3,490	10,784
		8,637,242
Food Products - 1.3%
Archer-Daniels-Midland Co.	15,914	270,220
Campbell Soup Co.	10,102	265,582
ConAgra Foods, Inc.	13,218	339,835
General Mills, Inc.	9,190	412,631
Hershey Foods Corp.	6,406	299,224
HJ Heinz Co.	8,661	311,969
Kellogg Co.	10,047	428,605
McCormick & Co, Inc.	3,416	117,305
Sara Lee Corp.	19,458	444,810
Wm. Wrigley Jr. Co.	5,534	350,357
		3,240,538
Gas Utilities - 0.1%
KeySpan Corp.	3,914	153,429
Nicor, Inc.	1,083	39,746
NiSource, Inc.	6,465	135,830
Peoples Energy Corp.	905	37,720
		366,725
Health Care Equipment & Supplies - 2.4%
Bausch & Lomb, Inc.	1,291	85,787
Baxter International, Inc.	15,029	483,332
Becton, Dickinson & Co.	6,249	323,073
Biomet, Inc.	6,293	295,016
Boston Scientific Corp. (a)	20,168	801,275
C.R. Bard, Inc.	2,552	144,520
Fisher Scientific International (a)	2,800	163,324
Guidant Corp.	7,653	505,404
Hospira, Inc. (a)	3,848	117,749
Medtronic, Inc.	29,829	1,548,125
Millipore Corp. (a)	1,201	57,468
PerkinElmer, Inc.	3,123	53,778
St Jude Medical, Inc. (a)	4,247	319,672
Stryker Corp.	9,818	472,049
Thermo Electron Corp. (a)	4,008	108,296
Waters Corp. (a)	2,989	131,815
Zimmer Holdings, Inc. (a)	5,953	470,525
		6,081,208
Health Care Providers & Services - 2.0%
Aetna, Inc.	3,757	375,437
AmerisourceBergen Corp.	2,754	147,917
Anthem, Inc. (a)	3,403	296,912
Cardinal Health, Inc.	10,654	466,326
Caremark Rx, Inc. (a)	11,100	355,977
Cigna Corp.	3,459	240,850
Express Scripts, Inc. (a)	1,932	126,237
HCA, Inc.	12,197	465,315
Health Management Associates, Inc.	5,904	120,619
Humana, Inc. (a)	3,966	79,241
IMS Health, Inc.	5,895	141,008
Manor Care, Inc.	2,245	67,260
McKesson Corp.	7,174	184,013
Medco Health Solutions, Inc. (a)	6,656	205,670
Quest Diagnostics	2,558	225,667
Tenet Healthcare Corp. (a)	11,438	123,416
UnitedHealth Group, Inc.	16,401	1,209,410
WellPoint Health Networks (a)	3,741	393,142
		5,224,417
Hotels Restaurants & Leisure - 1.4%
Carnival Corp. (b)	15,505	733,231
Darden Restaurants, Inc.	4,058	94,633
Harrah's Entertainment, Inc.	2,722	144,212
Hilton Hotels Corp.	9,336	175,890
International Game Technology	8,522	306,366
Marriott International, Inc. - Class A	5,693	295,808
McDonald's Corp.	31,245	875,797
Starbucks Corp. (a)	9,697	440,826
Starwood Hotels & Resorts Worldwide, Inc.	4,972	230,800
Wendy's International, Inc.	2,803	94,181
Yum! Brands, Inc.	7,243	294,500
		3,686,244
Household Durables - 0.5%
Centex Corp.	3,058	154,307
Fortune Brands, Inc.	3,590	265,983
KB Home	1,140	96,319
Leggett & Platt, Inc.	4,729	132,885
Maytag Corp.	1,933	35,509
Newell Rubbermaid, Inc.	6,753	135,330
Pulte Homes, Inc.	3,055	187,485
Snap-On, Inc.	1,433	39,494
The Black & Decker Corp.	1,914	148,220
The Stanley Works	1,994	84,805
Whirlpool Corp.	1,714	102,994
		1,383,331
Household Products - 2.0%
Clorox Co.	5,196	276,947
Colgate-Palmolive Co.	13,224	597,460
Kimberly-Clark Corp.	12,418	802,079
Procter & Gamble Co.	62,992	3,409,127
		5,085,613
Industrial Conglomerates - 4.6%
3M Co.	19,321	1,545,100
General Electric Co.	259,545	8,715,521
Textron, Inc.	3,347	215,112
Tyco International Ltd. (b)	49,214	1,508,901
		11,984,634
Insurance - 4.6%
ACE Ltd. (b)	6,871	275,252
Aflac, Inc.	12,624	494,987
AMBAC Financial Group, Inc.	2,629	210,189
American International Group, Inc.	64,182	4,363,734
AON Corp.	7,718	221,815
Chubb Corp.	4,621	324,764
Cincinnati Financial Corp.	4,147	170,939
Hartford Financial Services Group, Inc.	7,172	444,162
Jefferson-Pilot Corp.	3,472	172,420
Lincoln National Corp.	4,380	205,860
Loews Corp.	4,565	267,053
Marsh & McLennan Companies, Inc.	13,057	597,488
MBIA, Inc.	3,547	206,471
Metlife, Inc.	18,713	723,258
Prudential Financial, Inc.	13,307	625,961
Safeco Corp.	3,411	155,712
The Allstate Corp.	17,319	831,139
The Progressive Corp.	5,315	450,446
The St. Paul Travelers Companies Inc.	16,316	539,407
Torchmark Corp.	2,785	148,106
UnumProvident Corp.	7,291	114,396
XL Capital Ltd. (b)	3,378	249,938
		11,793,497
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	15,898	1,461,662
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	32,360	1,097,328
IT Services - 1.2%
Affiliated Computer Services, Inc. (a)	3,325	185,103
Automatic Data Processing, Inc.	14,632	604,594
Computer Sciences Corp. (a)	4,611	217,178
Convergys Corp. (a)	3,907	52,471
Electronic Data Systems Corp.	11,827	229,326
First Data Corp.	22,114	961,959
Fiserv, Inc. (a)	4,769	166,247
Paychex, Inc.	9,281	279,822
Sabre Holdings Corp.	3,532	86,640
SunGard Data Systems, Inc. (a)	7,072	168,101
Unisys Corp. (a)	8,137	83,974
		3,035,415
Leisure Equipment & Products - 0.2%
Brunswick Corp.	2,252	103,052
Eastman Kodak Co.	7,057	227,377
Hasbro, Inc.	4,294	80,727
Mattel, Inc.	10,579	191,797
		602,953
Machinery - 1.5%
Caterpillar, Inc.	8,545	687,445
Crane Co.	1,462	42,281
Cummins, Inc.	1,042	76,993
Danaher Corp.	7,558	387,574
Deere & Co.	5,906	381,232
Dover Corp.	4,985	193,767
Eaton Corp.	3,740	237,154
Illinois Tool Works, Inc.	7,583	706,508
Ingersoll-Rand Co. (b)	4,270	290,232
ITT Industries, Inc.	2,270	181,577
Navistar International Corp. (a)	1,691	62,888
Paccar, Inc.	4,307	297,700
Pall Corp.	3,078	75,350
Parker Hannifin Corp.	2,918	171,754
		3,792,455
Media - 3.4%
Clear Channel Communications, Inc.	15,156	472,412
Comcast Corp. (a)	55,396	1,564,383
Dow Jones & Co, Inc.	2,008	81,545
Gannett Co, Inc.	6,674	559,014
Interpublic Group of Companies, Inc. (a)	10,210	108,124
Knight-Ridder, Inc.	1,966	128,675
Meredith Corp.	1,234	63,403
New York Times Co.	3,666	143,341
Omnicom Group	4,676	341,628
The McGraw-Hill Companies, Inc.	4,717	375,898
The Walt Disney Co. (a)	50,356	1,135,528
Time Warner, Inc. (a)	111,282	1,796,091
Tribune Co.	7,686	316,279
Univision Communications, Inc. (a)	7,941	251,015
Viacom, Inc. - Class B	43,060	1,445,094
		8,782,430
Metals & Mining - 0.8%
Alcoa, Inc.	21,302	715,534
Allegheny Technologies, Inc.	1,983	36,190
Freeport-McMoRan Copper & Gold, Inc.	4,802	194,481
Newmont Mining Corp.	10,635	484,211
Nucor Corp.	1,927	176,070
Phelps Dodge Corp.	2,198	202,282
United States Steel Corp.	2,740	103,079
Worthington Industries	2,117	45,198
		1,957,045
Multiline Retail - 1.1%
Big Lots, Inc. (a)	2,876	35,173
Dillard's Inc.	2,049	40,447
Dollar General Corp.	8,297	167,185
Family Dollar Stores, Inc.	4,244	115,012
Federated Department Stores	4,449	202,118
JC Penney Co Inc Holding Co.	6,721	237,117
Kohl's Corp. (a)	8,367	403,206
Nordstrom, Inc.	3,384	129,404
Sears Roebuck and Co.	5,476	218,219
Target Corp.	22,436	1,015,229
The May Department Stores Co.	7,104	182,076
		2,745,186
Multi-Utilities & Unregulated Power - 0.7%
Calpine Corp. (a)	10,186	29,540
CMS Energy Corp. (a)	3,965	37,747
Constellation Energy Group, Inc.	4,117	164,021
Dominion Resources Inc.	7,985	521,021
Duke Energy Corp.	22,334	511,225
Dynegy, Inc. - Class A (a)	9,299	46,402
Public Service Enterprise Group, Inc.	5,788	246,569
Sempra Energy	5,569	201,542
The AES Corp. (a)	15,342	153,267
		1,911,334
Office Electronics - 0.1%
Xerox Corp. (a)	19,487	274,377
Oil & Gas - 6.3%
Amerada Hess Corp.	2,211	196,779
Anadarko Petroleum Corp.	6,175	409,773
Apache Corp.	7,979	399,828
Ashland, Inc.	1,688	94,663
Burlington Resources, Inc.	9,776	398,861
ChevronTexaco Corp.	52,626	2,822,859
ConocoPhillips	16,754	1,388,069
Devon Energy Corp.	5,724	406,461
El Paso Corp.	14,968	137,556
EOG Resources, Inc.	2,832	186,487
Exxon Mobil Corp.	160,789	7,770,932
Kerr-McGee Corp.	3,632	207,932
Kinder Morgan, Inc.	3,034	190,596
Marathon Oil Corp.	7,637	315,255
Occidental Petroleum Corp.	9,480	530,216
Sunoco, Inc.	1,901	140,636
Unocal Corp.	6,376	274,168
Valero Energy Corp.	3,125	250,656
Williams Cos, Inc.	12,778	154,614
		16,276,341
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	6,254	224,831
International Paper Co.	11,829	478,010
Louisiana-Pacific Corp.	2,607	67,652
MeadWestvaco Corp.	4,937	157,490
Weyerhaeuser Co.	5,408	359,524
		1,287,507
Personal Products - 0.6%
Alberto-Culver Co.	2,171	94,395
Avon Products, Inc.	11,646	508,698
The Gillette Co.	24,911	1,039,785
		1,642,878
Pharmaceuticals - 7.3%
Abbott Laboratories	38,483	1,630,140
Allergan, Inc.	3,211	232,958
Bristol-Myers Squibb Co.	47,743	1,130,077
Eli Lilly & Co.	27,638	1,659,662
Forest Laboratories, Inc. (a)	9,004	405,000
Johnson & Johnson	73,060	4,115,470
King Pharmaceuticals, Inc. (a)	5,937	70,888
Merck & Co., Inc.	54,769	1,807,377
Mylan Laboratories	6,300	113,400
Pfizer, Inc.	186,214	5,698,148
Schering-Plough Corp.	36,183	689,648
Watson Pharmaceuticals, Inc. (a)	2,657	78,275
Wyeth	32,792	1,226,421
		18,857,464
Real Estate - 0.4%
Apartment Investment & Management Co.	2,319	80,655
Equity Office Properties Trust	9,841	268,167
Equity Residential	6,785	210,335
Plum Creek Timber Co Inc.	4,503	157,740
Prologis	4,429	156,078
Simon Property Group, Inc.	4,708	252,490
		1,125,465
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	9,141	350,192
CSX Corp.	5,267	174,864
Norfolk Southern Corp.	9,612	285,861
Union Pacific Corp.	6,282	368,125
		1,179,042
Semiconductor & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)	8,584	111,592
Altera Corp. (a)	9,358	183,136
Analog Devices, Inc.	9,039	350,532
Applied Materials, Inc. (a)	40,930	674,936
Applied Micro Circuits Corp. (a)	7,555	23,647
Broadcom Corp. (a)	7,454	203,420
Intel Corp.	159,540	3,200,372
KLA-Tencor Corp. (a)	4,793	198,814
Linear Technology Corp.	7,690	278,686
LSI Logic Corp. (a)	9,337	40,242
Maxim Integrated Products, Inc.	8,090	342,126
Micron Technology, Inc. (a)	15,036	180,883
National Semiconductor Corp. (a)	9,122	141,300
Novellus Systems, Inc. (a)	3,751	99,739
Nvidia Corp. (a)	4,003	58,124
PMC - Sierra, Inc. (a)	4,254	37,478
Teradyne, Inc. (a)	4,710	63,114
Texas Instruments, Inc.	42,604	906,613
Xilinx, Inc.	8,425	227,475
		7,322,229
Software - 4.4%
Adobe Systems, Inc.	5,759	284,898
Autodesk, Inc.	2,745	133,489
BMC Software, Inc. (a)	5,573	88,109
Citrix Systems, Inc. (a)	4,041	70,798
Computer Associates International, Inc.	14,256	374,933
Compuware Corp. (a)	9,464	48,740
Electronic Arts, Inc. (a)	7,330	337,107
Intuit, Inc. (a)	4,885	221,779
Mercury Interactive Corp. (a)	2,215	77,259
Microsoft Corp.	267,909	7,407,684
Novell, Inc. (a)	9,198	58,039
Oracle Corp. (a)	128,639	1,451,048
Parametric Technology Corp. (a)	6,566	34,668
Peoplesoft, Inc. (a)	9,236	183,335
Siebel Systems, Inc. (a)	12,203	92,011
Symantec Corp. (a)	7,579	415,935
Veritas Software Corp. (a)	10,522	187,292
		11,467,124
Specialty Retail - 2.4%
Autonation, Inc. (a)	6,769	115,614
Autozone, Inc. (a)	2,229	172,190
Bed Bath & Beyond, Inc. (a)	7,290	270,532
Best Buy Co, Inc.	7,966	432,076
Boise Cascade Corp.	2,129	70,853
Circuit City Stores, Inc.	5,159	79,139
Home Depot, Inc.	54,723	2,145,142
Limited Brands	12,709	283,284
Lowe's Cos, Inc.	19,352	1,051,781
Office Depot, Inc. (a)	7,710	115,881
RadioShack Corp.	4,037	115,620
Staples, Inc.	12,162	362,671
The Gap Inc.	22,046	412,260
The Sherwin-Williams Co.	3,588	157,728
Tiffany & Co.	3,612	111,033
TJX Cos, Inc.	12,390	273,076
Toys "R" Us, Inc. (a)	5,257	93,259
		6,262,139
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	4,600	195,132
Jones Apparel Group, Inc.	3,110	111,338
Liz Claiborne, Inc.	2,687	101,354
Nike, Inc.	6,459	508,969
Reebok International Ltd.	1,449	53,207
VF Corp.	2,660	131,537
		1,101,537
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	13,598	535,625
Fannie Mae	23,925	1,516,845
Freddie Mac	17,129	1,117,496
Golden West Financial Corp.	3,740	414,953
MGIC Investment Corp.	2,423	161,251
Sovereign Bancorp, Inc.	7,550	164,741
Washington Mutual, Inc.	21,233	829,785
		4,740,696
Tobacco - 1.1%
Altria Group, Inc.	50,356	2,368,746
Reynolds American, Inc.	3,685	250,728
UST, Inc.	4,081	164,301
		2,783,775
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	2,246	129,482
Wireless Telecommunication Services - 0.6%
AT&T Wireless Services, Inc. (a)	66,804	987,363
Nextel Communications, Inc. (a)	27,059	645,087
		1,632,450
TOTAL COMMON STOCKS (Cost $235,911,440)		$255,813,441

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills - 0.1%
0.00% due 12/16/2004	$300,000	298,973
TOTAL U.S. TREASURY OBLIGATIONS (Cost $298,953)		$298,973

INVESTMENT COMPANIES - 0.2%
Index Funds - 0.2%
SPDR Trust Series 1	5,100	569,976
TOTAL INVESTMENT COMPANIES (Cost $575,976)		$569,976

SHORT TERM INVESTMENTS(e) - 0.6%
Northern Institutional Diversified Assets Portfolio	1,407,391	$1,407,391
TOTAL SHORT TERM INVESTMENTS (Cost $1,407,391)		$1,407,391

Total Investments (Cost $238,193,760)(c) - 100.0%		258,089,781

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(d) - 3.6%		9,325,372

Liabilities in Excess of Other Assets - (3.6%)		(9,235,661)

TOTAL NET ASSETS - 100.0%		$258,179,492

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Denominated
(c) For federal income tax purposes, cost is $238,571,750 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $39,620,543 and ($20,121,650), with a net appreciation / depreciation of $19,498,893.

(d) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $10,812,381, $9,325,372 and $1,580,498, respectively.

(e) Securities and other assets with an aggregate value of $1,951,075 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2004:

Type	Contracts	Unrealized Appreciation/ (Depreciation)
S&P 500 Index (12/04)	7	($19,138)

Schedule of Investments
S&P MIDCAP 400 INDEX PORTFOLIO
September 30, 2004 (Unaudited)

COMMON STOCKS - 95.7%
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc. (a)	3,135	$189,668
L-3 Communications Holdings, Inc.	8,928	598,176
Precision Castparts Corp.	5,437	326,492
Sequa Corp. (a)	873	45,579
		1,159,915
Air Freight & Logistics - 1.1%
CH Robinson Worldwide, Inc.	7,209	334,426
CNF, Inc.	4,250	174,207
Expeditors International Washington, Inc.	8,871	458,631
		967,264
Airlines - 0.4%
Airtran Holdings, Inc. (a)	7,105	70,766
Alaska Air Group, Inc. (a)	2,255	55,879
JetBlue Airways Corp. (a)	8,638	180,707
		307,352
Auto Components - 1.3%
ArvinMeritor, Inc.	5,850	109,687
Bandag, Inc.	1,635	71,613
BorgWarner, Inc.	4,692	203,117
Gentex Corp.	6,509	228,661
Lear Corp.	5,814	316,572
Modine Manufacturing Co.	2,897	87,229
Superior Industries International	2,244	67,208
		1,084,087
Automobiles - 0.2%
Thor Industries, Inc.	4,825	127,718
Beverages - 0.7%
Constellation Brands, Inc. - Class A (a)	9,001	342,578
PepsiAmericas, Inc.	11,564	220,872
		563,450
Biotechnology - 1.4%
Cephalon, Inc. (a)	4,726	226,376
Charles River Laboratories International, Inc. (a)	3,891	178,208
Invitrogen Corp. (a)	4,400	241,956
Millennium Pharmaceuticals, Inc. (a)	25,758	353,142
Protein Design Labs, Inc. (a)	7,935	155,367
Vertex Pharmaceuticals, Inc. (a)	6,656	69,888
		1,224,937
Building Products - 0.1%
York International Corp.	3,481	109,965
Capital Markets - 2.3%
AG Edwards, Inc.	6,735	233,166
Eaton Vance Corp.	5,717	230,910
Investors Financial Services Corp.	5,565	251,148
Jefferies Group, Inc.	4,680	161,320
LaBranche & Co, Inc. (a)	5,051	42,681
Legg Mason, Inc.	8,391	446,988
Raymond James Financial, Inc.	6,202	149,592
SEI Investments Co.	8,713	293,454
Waddell & Reed Financial, Inc.	6,950	152,900
		1,962,159
Chemicals - 2.9%
Airgas, Inc.	6,252	150,486
Albemarle Corp.	3,505	122,990
Cabot Corp.	5,244	202,261
Crompton Corp.	9,666	91,730
Cytec Industries, Inc.	3,280	160,556
Ferro Corp.	3,528	76,946
FMC Corp. (a)	3,063	148,770
IMC Global, Inc. (a)	9,756	169,657
Lubrizol Corp.	5,457	188,812
Lyondell Chemical Co.	14,993	336,743
Minerals Technologies, Inc.	1,731	101,887
Olin Corp.	5,865	117,300
RPM International, Inc.	9,770	172,440
Sensient Technologies Corp.	3,945	85,370
The Scotts Co. (a)	2,751	176,477
Valspar Corp.	4,305	200,957
		2,503,382
Commercial Banks - 5.7%
Associated Banc-Corp	9,283	297,706
Bank of Hawaii Corp.	4,488	212,058
Banknorth Group, Inc.	14,517	508,095
City National Corp.	4,105	266,620
Commerce Bancorp Inc.	6,564	362,333
Compass Bancshares, Inc.	10,315	452,003
Cullen/Frost Bankers, Inc.	4,326	201,029
FirstMerit Corp.	7,143	187,897
Greater Bay Bancorp	4,329	124,459
Hibernia Corp.	13,075	345,311
Mercantile Bankshares Corp.	6,654	319,126
National Commerce Financial Corp.	17,187	587,967
Silicon Valley Bancshares (a)	2,975	110,581
TCF Financial Corp.	11,878	359,785
The Colonial BancGroup Inc.	10,721	219,244
Westamerica Bancorporation	2,669	146,501
Wilmington Trust Corp.	5,601	202,812
		4,903,527
Commercial Services & Supplies - 4.3%
Adesa, Inc. (a)	7,435	122,157
Banta Corp.	2,096	83,316
Career Education Corp. (a)	8,534	242,622
ChoicePoint, Inc. (a)	7,446	317,572
Copart, Inc. (a)	7,597	143,811
Corinthian Colleges, Inc. (a)	7,599	102,435
DeVry, Inc. (a)	5,934	122,893
Dun & Bradstreet Corp. (a)	5,999	352,141
Education Management Corp. (a)	6,172	164,422
Herman Miller, Inc.	6,071	149,650
HNI Corp.	4,903	194,061
ITT Educational Services, Inc. (a)	3,850	138,792
Kelly Services, Inc.	2,962	79,115
Korn/Ferry International (a)	3,192	58,190
Laureate Education, Inc. (a)	3,803	141,548
Manpower, Inc.	7,578	337,145
Republic Services, Inc.	12,787	380,541
Rollins, Inc.	3,837	93,201
Sotheby's Holdings (a)	5,294	83,222
Stericycle, Inc. (a)	3,661	168,040
The Brink's Co.	4,786	144,394
United Rentals, Inc. (a)	6,498	103,253
		3,722,521
Communications Equipment - 1.7%
3Com Corp. (a)	32,882	138,762
Adtran, Inc.	6,698	151,911
Advanced Fibre Communications, Inc. (a)	7,411	117,835
Avocent Corp. (a)	4,150	108,024
CommScope, Inc. (a)	5,185	111,996
Harris Corp.	5,605	307,939
Plantronics, Inc.	4,020	173,825
Polycom, Inc. (a)	8,414	166,765
Powerwave Technologies, Inc. (a)	8,793	54,165
UTstarcom, Inc. (a)	9,585	154,414
		1,485,636
Computers & Peripherals - 1.3%
Diebold, Inc.	6,112	285,430
Imation Corp.	2,989	106,379
McData Corp. (a)	9,895	49,772
Quantum Corp. (a)	15,205	35,124
SanDisk Corp. (a)	13,602	396,090
Storage Technology Corp. (a)	9,462	239,010
		1,111,805
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	4,088	116,058
Granite Construction, Inc.	3,506	83,793
Jacobs Engineering Group, Inc. (a)	4,743	181,610
Quanta Services, Inc. (a)	9,916	59,992
		441,453
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4,061	183,841
Consumer Finance - 0.5%
AmeriCredit Corp. (a)	13,293	277,558
MoneyGram International, Inc.	7,450	127,246
		404,804
Containers & Packaging - 0.6%
Longview Fibre Co.	4,317	65,834
Packaging Corp of America	8,942	218,811
Sonoco Products Co.	8,261	218,421
		503,066
Diversified Financial Services - 0.5%
GATX Corp.	4,151	110,666
Leucadia National Corp.	5,977	338,597
		449,263
Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc. (a)	20,641	72,037
Electric Utilities - 3.4%
Allete, Inc.	-	11
Alliant Energy Corp.	9,378	233,325
Black Hills Corp.	2,732	75,895
DPL, Inc.	10,661	219,403
Duquesne Light Holdings, Inc.	6,417	115,249
Great Plains Energy, Inc.	6,259	182,450
Hawaiian Electric Industries	6,778	179,888
Idacorp, Inc.	3,214	93,399
Northeast Utilities	10,786	209,140
NSTAR	4,468	219,379
OGE Energy Corp.	7,381	186,223
Pepco Holdings, Inc.	15,561	309,664
PNM Resources, Inc.	5,088	114,531
Puget Energy, Inc.	8,346	189,454
Westar Energy, Inc.	7,211	145,662
Wisconsin Energy Corp.	9,963	317,820
WPS Resources Corp.	3,126	140,639
		2,932,132
Electrical Equipment - 0.6%
Ametek, Inc.	5,672	171,975
Hubbell, Inc.	5,106	228,902
Thomas & Betts Corp. (a)	4,950	132,759
		533,636
Electronic Equipment & Instruments - 1.7%
Arrow Electronics, Inc. (a)	9,713	219,320
Avnet, Inc. (a)	10,152	173,802
CDW Corp.	7,038	408,415
Kemet Corp. (a)	7,286	58,944
National Instruments Corp.	6,639	200,963
Newport Corp. (a)	3,326	38,149
Plexus Corp. (a)	3,643	40,219
Tech Data Corp. (a)	4,888	188,432
Vishay Intertechnology, Inc. (a)	13,566	175,001
		1,503,245
Energy Equipment & Services - 4.1%
Cooper Cameron Corp. (a)	4,524	248,096
ENSCO International, Inc.	12,733	415,987
FMC Technologies, Inc. (a)	5,661	189,077
Grant Prideco, Inc. (a)	10,337	211,805
Hanover Compressor Co. (a)	6,467	86,981
Helmerich & Payne, Inc.	4,256	122,105
National-Oilwell, Inc. (a)	7,229	237,545
Patterson-UTI Energy, Inc.	14,019	267,342
Pride International, Inc. (a)	11,439	226,378
Smith International, Inc. (a)	8,791	533,878
Tidewater, Inc.	5,103	166,103
Varco International, Inc. (a)	8,174	219,227
Weatherford International Ltd. (a)(b)	11,164	569,587
		3,494,111
Food & Staples Retailing - 0.8%
BJ's Wholesale Club, Inc. (a)	5,888	160,978
Ruddick Corp.	3,949	77,558
Whole Foods Market, Inc.	5,209	446,880
		685,416
Food Products - 2.2%
Dean Foods Co. (a)	13,264	398,185
Hormel Foods Corp.	11,668	312,469
Lancaster Colony Corp.	3,000	126,495
Smithfield Foods, Inc. (a)	9,349	233,725
The JM Smucker Co.	4,930	218,941
Tootsie Roll Industries, Inc.	4,432	129,503
Tyson Foods, Inc.	29,685	475,554
		1,894,872
Gas Utilities - 0.3%
AGL Resources, Inc.	5,476	168,496
WGL Holdings, Inc.	4,106	116,036
		284,532
Health Care Equipment & Supplies - 2.5%
Beckman Coulter, Inc.	5,193	291,431
Cytyc Corp. (a)	9,292	224,402
Dentsply International, Inc.	6,773	351,790
Edwards Lifesciences Corp. (a)	5,007	167,734
Hillenbrand Industries, Inc.	5,251	265,333
Inamed Corp. (a)	2,988	142,438
Steris Corp. (a)	5,803	127,318
Varian Medical Systems, Inc. (a)	11,522	398,315
Varian, Inc. (a)	2,923	110,694
Visx, Inc. (a)	4,103	84,522
		2,163,977
Health Care Providers & Services - 4.0%
Apria Healthcare Group, Inc. (a)	4,208	114,668
Community Health Systems, Inc. (a)	7,329	195,538
Covance, Inc. (a)	5,295	211,641
Coventry Health Care, Inc. (a)	7,471	398,727
First Health Group Corp. (a)	7,725	124,295
Health Net, Inc. (a)	9,499	234,816
Henry Schein, Inc. (a)	3,717	231,606
LifePoint Hospitals, Inc. (a)	3,219	96,602
Lincare Holdings, Inc. (a)	8,376	248,851
Omnicare, Inc.	8,760	248,434
Pacificare Health Systems (a)	7,267	266,699
Patterson Cos, Inc. (a)	5,761	441,062
Renal Care Group, Inc. (a)	5,643	181,874
Triad Hospitals, Inc. (a)	6,407	220,657
Universal Health Services, Inc.	4,902	213,237
		3,428,707
Hotels Restaurants & Leisure - 3.3%
Applebees International, Inc.	6,939	175,418
Bob Evans Farms, Inc.	2,968	80,611
Boyd Gaming Corp.	7,246	203,975
Brinker International, Inc. (a)	7,530	234,559
Caesars Entertainment, Inc. (a)	25,931	433,048
CBRL Group, Inc.	4,110	148,289
GTECH Holdings Corp.	10,004	253,301
International Speedway Corp. - Class A	4,482	223,652
Krispy Kreme Doughnuts, Inc. (a)	5,182	65,604
Mandalay Resort Group	5,683	390,138
Outback Steakhouse, Inc.	6,263	260,102
Ruby Tuesday, Inc.	5,636	157,075
Six Flags, Inc. (a)	7,896	42,954
The Cheesecake Factory (a)	4,364	189,398
		2,858,124
Household Durables - 4.0%
American Greetings (a)	5,742	144,239
Blyth, Inc.	3,464	107,038
DR Horton, Inc.	19,631	649,983
Furniture Brands International, Inc.	4,726	118,528
Harman International Industries, Inc.	5,563	599,413
Hovnanian Enterprises, Inc. (a)	5,154	206,675
Lennar Corp.	13,164	626,606
Mohawk Industries, Inc. (a)	5,638	447,601
Ryland Group, Inc.	2,032	188,285
Toll Brothers, Inc. (a)	6,260	290,026
Tupperware Corp.	4,932	83,745
		3,462,139
Household Products - 0.5%
Church & Dwight, Inc.	5,194	145,744
Energizer Holdings, Inc. (a)	6,611	304,767
		450,511
Industrial Conglomerates - 0.4%
Carlisle Cos, Inc.	2,619	167,433
Teleflex, Inc.	3,384	143,820
		311,253
Insurance - 4.4%
Allmerica Financial Corp. (a)	4,480	120,422
American Financial Group Inc.	6,180	184,720
AmerUs Group Co.	3,313	135,833
Arthur J. Gallagher & Co.	7,650	253,445
Brown & Brown, Inc.	5,794	264,786
Everest Re Group Ltd. (b)	4,718	350,689
Fidelity National Financial, Inc.	14,524	553,364
First American Corp.	7,496	231,102
HCC Insurance Holdings, Inc.	5,435	163,865
Horace Mann Educators Corp.	3,614	63,534
Ohio Casualty Corp. (a)	5,166	108,124
Old Republic International Corp.	15,348	384,160
Protective Life Corp.	5,851	230,003
Stancorp Financial Group, Inc.	2,433	173,230
Unitrin, Inc.	5,756	239,277
WR Berkley Corp.	7,080	298,493
		3,755,047
Internet Software & Services - 0.0%
Retek, Inc. (a)	4,699	21,427
IT Services - 2.7%
Acxiom Corp.	7,271	172,614
Alliance Data Systems Corp. (a)	6,762	274,267
Ceridian Corp. (a)	12,523	230,548
Certegy, Inc.	5,360	199,446
CheckFree Corp. (a)	7,132	197,342
Cognizant Technology Solutions Corp. (a)	10,959	334,359
CSG Systems International (a)	4,393	67,696
DST Systems, Inc. (a)	7,090	315,292
Gartner, Inc. (a)	10,116	118,256
Keane, Inc. (a)	5,359	82,314
MPS Group, Inc. (a)	8,861	74,521
The BISYS Group, Inc. (a)	10,139	148,131
Titan Corp. (a)	7,079	98,894
		2,313,680
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	6,342	67,035
Machinery - 2.2%
AGCO Corp. (a)	7,595	171,799
Donaldson Co, Inc.	7,275	206,537
Federal Signal Corp.	4,068	75,584
Flowserve Corp. (a)	4,569	110,478
Graco, Inc.	5,854	196,109
Harsco Corp.	3,462	155,444
Kennametal, Inc.	3,072	138,701
Nordson Corp.	3,003	103,093
Pentair, Inc.	8,466	295,548
SPX Corp.	6,403	226,666
Tecumseh Products Co.	1,559	65,275
Trinity Industries, Inc.	3,972	123,807
		1,869,041
Marine - 0.1%
Alexander & Baldwin, Inc.	3,592	121,912
Media - 2.7%
Belo Corp.	9,779	220,419
Catalina Marketing Corp.	4,391	101,344
Emmis Communications Corp. (a)	4,717	85,189
Entercom Communications Corp. (a)	4,348	142,006
Harte-Hanks, Inc.	7,357	183,998
Lee Enterprises, Inc.	3,795	175,860
Media General, Inc.	2,001	111,956
Scholastic Corp. (a)	3,336	103,049
The Reader's Digest Association Inc.	8,345	121,753
The Washington Post Company - Class B	806	741,520
Valassis Communications, Inc. (a)	4,398	130,093
Westwood One, Inc. (a)	8,241	162,925
		2,280,112
Metals & Mining - 0.6%
Arch Coal, Inc.	4,603	163,360
Peabody Energy Corp.	5,390	320,705
		484,065
Multiline Retail - 0.8%
99 Cents Only Stores (a)	6,083	86,561
Dollar Tree Stores, Inc. (a)	9,576	258,074
Neiman Marcus Group, Inc. - Class A	4,158	239,085
Saks, Inc. (a)	12,024	144,889
		728,609
Multi-Utilities & Unregulated Power - 2.6%
Aquila, Inc. (a)	16,577	51,720
Energy East Corp.	12,339	310,696
Equitable Resources, Inc.	5,270	286,214
MDU Resources Group, Inc.	9,845	259,219
National Fuel Gas Co.	6,919	196,015
Oneok, Inc.	8,660	225,333
Questar Corp.	7,057	323,352
SCANA Corp.	9,360	349,502
Sierra Pacific Resources (a)	9,901	88,614
Vectren Corp.	6,393	160,976
		2,251,641
Office Electronics - 0.4%
Zebra Technologies Corp. (a)	6,021	367,341
Oil & Gas - 3.8%
Forest Oil Corp. (a)	4,912	147,949
Murphy Oil Corp.	7,748	672,294
Newfield Exploration Co. (a)	4,749	290,829
Noble Energy, Inc.	4,895	285,085
Overseas Shipholding Group	3,313	164,457
Pioneer Natural Resources Co.	11,968	412,657
Plains Exploration & Production Co. (a)	6,499	155,066
Pogo Producing Co.	5,384	255,471
Western Gas Resources, Inc.	6,210	177,544
XTO Energy, Inc.	21,802	708,129
		3,269,481
Paper & Forest Products - 0.4%
Bowater, Inc.	4,683	178,844
Glatfelter	3,691	45,731
Potlatch Corp.	2,483	116,229
		340,804
Pharmaceuticals - 1.8%
Barr Pharmaceuticals, Inc. (a)	8,785	363,963
IVAX Corp. (a)	20,795	398,224
Par Pharmaceutical Cos, Inc. (a)	2,886	103,694
Perrigo Co.	5,973	122,745
Sepracor, Inc. (a)	7,364	359,216
Valeant Pharmaceuticals International	7,057	170,215
		1,518,057
Real Estate - 2.0%
AMB Property Corp.	6,963	257,770
Highwoods Properties, Inc.	4,519	111,212
Hospitality Properties Trust	5,663	240,621
Liberty Property Trust	7,133	284,179
Mack-Cali Realty Corp.	5,107	226,240
New Plan Excel Realty Trust	8,436	210,900
Rayonier, Inc.	4,166	188,470
United Dominion Realty Trust, Inc.	10,772	213,609
		1,733,001
Road & Rail - 0.6%
JB Hunt Transport Services, Inc.	6,764	251,215
Swift Transportation Co., Inc. (a)	6,795	114,292
Werner Enterprises, Inc.	6,690	129,184
		494,691
Semiconductor & Semiconductor Equipment - 3.0%
Atmel Corp. (a)	40,036	144,930
Cabot Microelectronics Corp. (a)	2,093	75,871
Credence Systems Corp. (a)	8,138	58,594
Cree, Inc. (a)	6,251	190,843
Cypress Semiconductor Corp. (a)	10,411	92,033
Fairchild Semiconductor International, Inc. (a)	10,042	142,295
Integrated Circuit Systems, Inc. (a)	6,134	131,881
Integrated Device Technology, Inc. (a)	8,925	85,055
International Rectifier Corp. (a)	5,567	190,948
Intersil Corp.	12,606	200,814
Lam Research Corp. (a)	11,272	246,631
Lattice Semiconductor Corp. (a)	9,529	46,787
LTX Corp. (a)	5,138	27,797
Micrel, Inc. (a)	7,777	80,959
Microchip Technology, Inc.	17,336	465,298
RF Micro Devices, Inc. (a)	15,734	99,754
Semtech Corp. (a)	6,346	121,653
Silicon Laboratories, Inc. (a)	4,351	143,975
Triquint Semiconductor, Inc. (a)	11,465	44,713
		2,590,831
Software - 2.5%
Activision, Inc. (a)	11,630	161,308
Advent Software, Inc. (a)	2,792	46,989
Ascential Software Corp. (a)	4,999	67,336
Cadence Design Systems, Inc. (a)	23,044	300,494
Fair Isaac Corp.	5,943	173,536
Jack Henry & Associates, Inc.	7,560	141,901
Macromedia, Inc. (a)	5,828	117,026
Macrovision Corp. (a)	4,157	100,101
McAfee, Inc. (a)	13,927	279,933
Mentor Graphics Corp. (a)	5,900	64,693
RSA Security, Inc. (a)	5,202	100,399
Sybase, Inc. (a)	8,163	112,568
Synopsys, Inc. (a)	13,061	206,756
The Reynolds & Reynolds Co.	5,526	136,326
Transaction Systems Architects, Inc. (a)	3,132	58,208
Wind River Systems, Inc. (a)	6,893	84,095
		2,151,669
Specialty Retail - 5.5%
Abercrombie & Fitch Co. - Class A	7,986	251,559
Aeropostale, Inc. (a)	4,669	122,328
American Eagle Outfitters	6,093	224,527
AnnTaylor Stores Corp. (a)	5,742	134,363
Barnes & Noble, Inc. (a)	5,813	215,081
Borders Group, Inc.	6,546	162,341
Carmax, Inc. (a)	8,733	188,196
Chico's FAS, Inc. (a)	7,505	256,671
Claire's Stores, Inc.	8,332	208,633
Foot Locker, Inc.	23,700	561,690
Michaels Stores, Inc.	5,736	339,629
O'Reilly Automotive, Inc. (a)	4,621	176,938
Pacific Sunwear Of California (a)	6,454	135,857
Payless Shoesource, Inc. (a)	5,725	57,994
Petsmart, Inc.	12,190	346,074
Pier 1 Imports, Inc.	7,431	134,352
Regis Corp.	3,728	149,940
Rent-A-Center, Inc. (a)	6,777	175,253
Ross Stores, Inc.	12,633	296,118
Urban Outfitters, Inc. (a)	6,800	233,920
Williams-Sonoma, Inc. (a)	9,802	368,065
		4,739,529
Textiles, Apparel & Luxury Goods - 0.2%
Timberland Co. (a)	2,944	167,219
Thrifts & Mortgage Finance - 3.2%
Astoria Financial Corp.	6,581	233,560
Greenpoint Financial Corp.	11,112	514,041
Independence Community Bank Corp.	6,987	272,842
IndyMac Bancorp, Inc.	5,145	186,249
New York Community Bancorp, Inc.	22,294	457,919
Radian Group, Inc.	7,948	367,436
The PMI Group Inc.	8,058	326,994
Washington Federal, Inc.	6,606	166,141
Webster Financial Corp.	4,481	221,316
		2,746,498
Tobacco - 0.1%
Universal Corp.	2,145	95,753
Trading Companies & Distributors - 0.4%
Fastenal Co.	6,399	368,582
Water Utilities - 0.2%
Aqua America, Inc.	7,825	173,011
Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.	4,828	406,373

TOTAL COMMON STOCKS (Cost $77,705,917)		$82,346,246

WARRANTS - 0.0%
Commercial Banks - 0.0%
Washington Mutual, Inc. (a)	1,500	210
TOTAL WARRANTS (Cost $238)		$210

U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills - 0.2%
0.00% due 12/16/2004	200,000	199,316
TOTAL U.S. TREASURY OBLIGATIONS (Cost $199,314)		$199,316

INVESTMENT COMPANIES - 0.5%
Unit Investment Trusts, Face-amount Certificate Offices, And - 0.5%
Midcap SPDR Trust Series 1	3,913	424,247
TOTAL INVESTMENT COMPANIES (Cost $316,101)		$424,247

SHORT TERM INVESTMENTS(e) - 3.7%
Northern Institutional Diversified Assets Portfolio	3,204,780	$3,204,780
TOTAL SHORT TERM INVESTMENTS (Cost $3,204,780)		$3,204,780

Total Investments (Cost $81,426,350)(c) - 100.1%		$86,174,799

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(d) - 21.2%		$18,289,358

Liabilities in Excess of Other Assets - (21.3)%		(18,369,607)

TOTAL NET ASSETS - 100.0%		$86,094,550

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Denominated
(c) For federal income tax purposes, cost is $82,175,727 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $11,318,664 and ($7,313,007), with a net appreciation / depreciation of $4,005,657.

(d) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $19,539,422, $18,289,358 and $1,609,343, respectively.

(e) Securities and other assets with an aggregate value of $3,267,550 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2004:

Type	Contracts	Unrealized Appreciation/ (Depreciation)
S&P MidCap 400 Index (12/04)	10	$6,500
S&P MidCap 400 Index Mini (12/04)	5	$85

Schedule of Investments
BALANCED INDEX PORTFOLIO
September 30, 2004 (Unaudited)

COMMON STOCKS - 54.4%
Aerospace & Defense - 1.1%
Boeing Co.	1,440	$74,333
General Dynamics Corp.	340	34,714
Goodrich Corp.	201	6,303
Honeywell International, Inc.	1,467	52,607
Lockheed Martin Corp.	766	42,728
Northrop Grumman Corp.	584	31,145
Raytheon Co.	734	27,877
Rockwell Collins, Inc.	303	11,253
United Technologies Corp.	877	81,894
		362,854
Air Freight & Logistics - 0.6%
FedEx Corp.	511	43,788
Ryder System, Inc.	112	5,268
United Parcel Service, Inc.	1,924	146,070
		195,126
Airlines - 0.1%
Delta Air Lines, Inc. (a)	214	704
Southwest Airlines Co.	1,350	18,387
		19,091
Auto Components - 0.1%
Cooper Tire & Rubber Co.	127	2,562
Dana Corp.	255	4,511
Delphi Corp.	958	8,900
Johnson Controls, Inc.	325	18,463
The Goodyear Tire & Rubber Co. (a)	300	3,222
Visteon Corp.	222	1,774
		39,432
Automobiles - 0.4%
Ford Motor Co.	3,125	43,906
General Motors Corp.	965	40,993
Harley-Davidson, Inc.	504	29,958
		114,857
Beverages - 1.3%
Adolph Coors Co. - Class B	64	4,347
Anheuser-Busch Companies, Inc.	1,373	68,581
Brown-Forman Corp. - Class B	208	9,526
Coca-Cola Enterprises, Inc.	803	15,177
Pepsi Bottling Group, Inc.	440	11,946
PepsiCo, Inc.	2,914	141,766
The Coca-Cola Co.	4,157	166,488
		417,831
Biotechnology - 0.7%
Amgen, Inc. (a)	2,170	122,996
Applera Corp - Applied Biosystems Group	345	6,510
Biogen Idec, Inc. (a)	580	35,478
Chiron Corp. (a)	323	14,277
Genzyme Corp. (a)	387	21,057
Gilead Sciences, Inc. (a)	732	27,362
Medimmune, Inc. (a)	425	10,072
		237,752
Building Products - 0.1%
American Standard Companies, Inc. (a)	368	14,319
Masco Corp.	748	25,828
		40,147
Capital Markets - 1.5%
E*Trade Financial Corp. (a)	624	7,126
Federated Investors, Inc.	185	5,261
Franklin Resources, Inc.	427	23,809
Janus Capital Group, Inc.	409	5,566
Lehman Brothers Holdings, Inc.	473	37,708
Mellon Financial Corp.	725	20,075
Merrill Lynch & Co, Inc.	1,640	81,541
Morgan Stanley	1,877	92,536
Northern Trust Corp.	377	15,382
State Street Corp.	574	24,516
T. Rowe Price Group, Inc.	217	11,054
The Bank of New York Co., Inc.	1,328	38,738
The Bear Stearns Companies Inc.	180	17,311
The Charles Schwab Corp.	2,332	21,431
The Goldman Sachs Group, Inc.	824	76,830
		478,884
Chemicals - 0.9%
Air Products & Chemicals, Inc.	388	21,099
Eastman Chemical Co.	133	6,324
Ecolab, Inc.	439	13,802
EI Du Pont de Nemours & Co.	1,707	73,060
Engelhard Corp.	213	6,039
Great Lakes Chemical Corp.	87	2,227
Hercules, Inc. (a)	188	2,679
International Flavors & Fragrances, Inc.	162	6,188
Monsanto Co.	454	16,535
PPG Industries, Inc.	293	17,955
Praxair, Inc.	555	23,721
Rohm & Haas Co.	383	16,457
Sigma-Aldrich Corp.	118	6,844
The Dow Chemical Co.	1,599	72,243
		285,173
Commercial Banks - 3.2%
AmSouth Bancorp	602	14,689
Bank of America Corp.	6,960	301,577
BB&T Corp.	895	35,523
Comerica, Inc.	296	17,568
Fifth Third Bancorp	961	47,300
First Horizon National Corp.	212	9,192
Huntington Bancshares, Inc.	392	9,765
KeyCorp	702	22,183
M&T Bank Corp.	203	19,427
Marshall & Ilsley Corp.	380	15,314
National City Corp.	1,157	44,683
North Fork Bancorporation, Inc.	296	13,157
PNC Financial Services Group	482	26,076
Regions Financial Corp.	788	26,051
SouthTrust Corp.	563	23,455
SunTrust Banks, Inc.	482	33,938
Synovus Financial Corp.	521	13,624
US Bancorp	3,237	93,549
Wachovia Corp.	2,245	105,403
Wells Fargo & Co.	2,881	171,794
Zions Bancorporation	153	9,339
		1,053,607
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	408	3,611
Apollo Group, Inc. (a)	302	22,158
Avery Dennison Corp.	189	12,432
Cendant Corp.	1,742	37,627
Cintas Corp.	293	12,318
Deluxe Corp.	86	3,528
Equifax, Inc.	234	6,168
H&R Block, Inc.	299	14,776
Monster Worldwide, Inc. (a)	200	4,928
Pitney Bowes, Inc.	395	17,419
Robert Half International, Inc.	293	7,551
RR Donnelley & Sons Co.	371	11,620
Waste Management, Inc.	991	27,094
		181,230
Communications Equipment - 1.5%
ADC Telecommunications, Inc. (a)	1,382	2,501
Andrew Corp. (a)	174	2,130
Avaya, Inc. (a)	685	9,549
Ciena Corp. (a)	695	1,376
Cisco Systems, Inc. (a)	11,540	208,874
Comverse Technology, Inc. (a)	334	6,289
Corning, Inc. (a)	2,317	25,672
JDS Uniphase Corp. (a)	2,459	8,287
Lucent Technologies, Inc. (a)	7,334	23,249
Motorola, Inc.	4,003	72,214
QUALCOMM, Inc.	2,766	107,985
Scientific-Atlanta, Inc.	262	6,791
Tellabs, Inc. (a)	710	6,525
		481,442
Computers & Peripherals - 2.0%
Apple Computer, Inc. (a)	649	25,149
Dell, Inc. (a)	4,305	153,258
EMC Corp. (a)	4,173	48,156
Gateway, Inc. (a)	636	3,148
Hewlett-Packard Co.	5,207	97,631
International Business Machines Corp.	2,876	246,588
Lexmark International, Inc. (a)	222	18,650
NCR Corp. (a)	162	8,034
Network Appliance, Inc. (a)	594	13,662
QLogic Corp. (a)	160	4,738
Sun Microsystems, Inc. (a)	5,677	22,935
		641,949
Construction & Engineering - 0.0%
Fluor Corp.	142	6,322
Construction Materials - 0.0%
Vulcan Materials Co.	175	8,916
Consumer Finance - 0.7%
American Express Co.	2,182	112,286
Capital One Financial Corp.	409	30,225
MBNA Corp.	2,180	54,936
Providian Financial Corp. (a)	498	7,739
SLM Corp.	750	33,450
		238,636
Containers & Packaging - 0.1%
Ball Corp.	194	7,262
Bemis Co.	183	4,864
Pactiv Corp. (a)	262	6,092
Sealed Air Corp. (a)	144	6,674
Temple-Inland, Inc.	95	6,379
		31,271
Distributors - 0.0%
Genuine Parts Co.	298	11,437
Diversified Financial Services - 2.1%
Citigroup, Inc.	8,830	389,580
J.P. Morgan Chase & Co.	6,080	241,558
Moody's Corp.	256	18,752
Principal Financial Group, Inc.	545	19,604
		669,494
Diversified Telecommunication Services - 1.7%
Alltel Corp.	527	28,938
AT&T Corp.	1,355	19,404
BellSouth Corp.	3,133	84,967
CenturyTel, Inc.	238	8,149
Citizens Communications Co.	491	6,574
Qwest Communications International (a)	3,053	10,166
SBC Communications, Inc.	5,655	146,747
Sprint Corp.	2,436	49,037
Verizon Communications, Inc.	4,729	186,228
		540,210
Electric Utilities - 1.1%
Allegheny Energy, Inc. (a)	217	3,463
Ameren Corp.	296	13,660
American Electric Power Co, Inc.	676	21,605
Centerpoint Energy, Inc.	525	5,439
Cinergy Corp.	308	12,197
Consolidated Edison, Inc.	411	17,279
DTE Energy Co.	296	12,488
Edison International	557	14,766
Entergy Corp.	394	23,880
Exelon Corp.	1,129	41,423
FirstEnergy Corp.	563	23,128
FPL Group, Inc.	316	21,589
PG&E Corp. (a)	716	21,766
Pinnacle West Capital Corp.	157	6,516
PPL Corp.	304	14,343
Progress Energy, Inc.	421	17,825
TECO Energy, Inc.	300	4,059
The Southern Co.	1,259	37,745
TXU Corp.	519	24,871
Xcel Energy, Inc.	682	11,812
		349,854
Electrical Equipment - 0.2%
American Power Conversion Corp.	342	5,947
Cooper Industries Ltd. (b)	158	9,322
Emerson Electric Co.	721	44,623
Power-One, Inc. (a)	143	927
Rockwell Automation, Inc.	318	12,306
		73,125
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	822	17,730
Jabil Circuit, Inc. (a)	343	7,889
Molex, Inc.	324	9,662
Sanmina-SCI Corp. (a)	891	6,282
Solectron Corp. (a)	1,638	8,108
Symbol Technologies, Inc.	401	5,069
Tektronix, Inc.	145	4,821
		59,561
Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	569	24,877
BJ Services Co.	276	14,465
Halliburton Co.	752	25,335
Nabors Industries Ltd. (a)(b)	254	12,027
Noble Corp. (a)(b)	231	10,384
Rowan Cos, Inc. (a)	181	4,778
Schlumberger Ltd. (b)	1,006	67,714
Transocean, Inc. (a)(b)	548	19,607
		179,187
Food & Staples Retailing - 1.8%
Albertson's, Inc.	628	15,028
Costco Wholesale Corp.	784	32,583
CVS Corp.	679	28,606
Safeway, Inc. (a)	762	14,714
Supervalu, Inc.	231	6,364
Sysco Corp.	1,092	32,673
The Kroger Co. (a)	1,269	19,695
Walgreen Co.	1,749	62,667
Wal-Mart Stores, Inc.	7,261	386,285
Winn-Dixie Stores, Inc. (a)	243	751
		599,366
Food Products - 0.7%
Archer-Daniels-Midland Co.	1,110	18,848
Campbell Soup Co.	702	18,456
ConAgra Foods, Inc.	903	23,216
General Mills, Inc.	645	28,960
Hershey Foods Corp.	443	20,692
HJ Heinz Co.	602	21,684
Kellogg Co.	701	29,905
McCormick & Co, Inc.	235	8,070
Sara Lee Corp.	1,350	30,861
Wm. Wrigley Jr. Co.	384	24,311
		225,003
Gas Utilities - 0.1%
KeySpan Corp.	274	10,741
Nicor, Inc.	76	2,789
NiSource, Inc.	447	9,392
Peoples Energy Corp.	65	2,709
		25,631
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	91	6,047
Baxter International, Inc.	1,047	33,671
Becton, Dickinson & Co.	433	22,386
Biomet, Inc.	435	20,393
Boston Scientific Corp. (a)	1,427	56,695
C.R. Bard, Inc.	179	10,137
Fisher Scientific International (a)	200	11,666
Guidant Corp.	536	35,397
Hospira, Inc. (a)	267	8,170
Medtronic, Inc.	2,070	107,433
Millipore Corp. (a)	85	4,067
PerkinElmer, Inc.	212	3,651
St Jude Medical, Inc. (a)	301	22,656
Stryker Corp.	684	32,887
Thermo Electron Corp. (a)	283	7,647
Waters Corp. (a)	205	9,040
Zimmer Holdings, Inc. (a)	417	32,960
		424,903
Health Care Providers & Services - 1.1%
Aetna, Inc.	261	26,082
AmerisourceBergen Corp.	192	10,312
Anthem, Inc. (a)	237	20,678
Cardinal Health, Inc.	735	32,171
Caremark Rx, Inc. (a)	781	25,047
Cigna Corp.	242	16,850
Express Scripts, Inc. (a)	133	8,690
HCA, Inc.	830	31,665
Health Management Associates, Inc.	416	8,499
Humana, Inc. (a)	276	5,514
IMS Health, Inc.	402	9,616
Manor Care, Inc.	152	4,554
McKesson Corp.	500	12,825
Medco Health Solutions, Inc. (a)	463	14,307
Quest Diagnostics	177	15,615
Tenet Healthcare Corp. (a)	796	8,589
UnitedHealth Group, Inc.	1,052	77,574
WellPoint Health Networks (a)	266	27,954
		356,542
Hotels Restaurants & Leisure - 0.8%
Carnival Corp. (b)	1,080	51,073
Darden Restaurants, Inc.	275	6,413
Harrah's Entertainment, Inc.	193	10,225
Hilton Hotels Corp.	655	12,340
International Game Technology	596	21,426
Marriott International, Inc. - Class A	387	20,109
McDonald's Corp.	2,151	60,293
Starbucks Corp. (a)	677	30,776
Starwood Hotels & Resorts Worldwide, Inc.	354	16,433
Wendy's International, Inc.	195	6,552
Yum! Brands, Inc.	494	20,086
		255,726
Household Durables - 0.3%
Centex Corp.	211	10,647
Fortune Brands, Inc.	250	18,522
KB Home	80	6,759
Leggett & Platt, Inc.	328	9,217
Maytag Corp.	135	2,480
Newell Rubbermaid, Inc.	469	9,399
Pulte Homes, Inc.	178	10,924
Snap-On, Inc.	100	2,756
The Black & Decker Corp.	136	10,532
The Stanley Works	140	5,954
Whirlpool Corp.	118	7,091
		94,281
Household Products - 1.1%
Clorox Co.	363	19,348
Colgate-Palmolive Co.	909	41,069
Kimberly-Clark Corp.	856	55,289
Procter & Gamble Co.	4,388	237,478
		353,184
Industrial Conglomerates - 2.6%
3M Co.	1,335	106,760
General Electric Co.	18,016	604,977
Textron, Inc.	235	15,103
Tyco International Ltd. (b)	3,425	105,011
		831,851
Insurance - 2.5%
ACE Ltd. (b)	484	19,389
Aflac, Inc.	869	34,074
AMBAC Financial Group, Inc.	186	14,871
American International Group, Inc.	4,452	302,691
AON Corp.	537	15,433
Chubb Corp.	324	22,771
Cincinnati Financial Corp.	288	11,871
Hartford Financial Services Group, Inc.	464	28,736
Jefferson-Pilot Corp.	239	11,869
Lincoln National Corp.	305	14,335
Loews Corp.	317	18,545
Marsh & McLennan Companies, Inc.	894	40,909
MBIA, Inc.	247	14,378
Metlife, Inc.	1,291	49,897
Prudential Financial, Inc.	898	42,242
Safeco Corp.	238	10,865
The Allstate Corp.	1,200	57,588
The Progressive Corp.	372	31,527
The St. Paul Travelers Companies Inc.	1,139	37,655
Torchmark Corp.	191	10,157
UnumProvident Corp.	506	7,939
XL Capital Ltd. (b)	236	17,462
		815,204
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	1,120	102,973
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	2,297	77,891
IT Services - 0.6%
Affiliated Computer Services, Inc. (a)	233	12,971
Automatic Data Processing, Inc.	1,008	41,651
Computer Sciences Corp. (a)	321	15,119
Convergys Corp. (a)	245	3,290
Electronic Data Systems Corp.	828	16,055
First Data Corp.	1,487	64,685
Fiserv, Inc. (a)	333	11,608
Paychex, Inc.	645	19,447
Sabre Holdings Corp.	238	5,838
SunGard Data Systems, Inc. (a)	496	11,790
Unisys Corp. (a)	569	5,872
		208,326
Leisure Equipment & Products - 0.1%
Brunswick Corp.	162	7,413
Eastman Kodak Co.	490	15,788
Hasbro, Inc.	302	5,677
Mattel, Inc.	722	13,090
		41,968
Machinery - 0.8%
Caterpillar, Inc.	584	46,983
Crane Co.	102	2,950
Cummins, Inc.	74	5,468
Danaher Corp.	526	26,973
Deere & Co.	426	27,498
Dover Corp.	347	13,488
Eaton Corp.	258	16,360
Illinois Tool Works, Inc.	529	49,287
Ingersoll-Rand Co. (b)	296	20,119
ITT Industries, Inc.	159	12,718
Navistar International Corp. (a)	120	4,463
Paccar, Inc.	300	20,736
Pall Corp.	214	5,239
Parker Hannifin Corp.	205	12,066
		264,348
Media - 1.9%
Clear Channel Communications, Inc.	1,049	32,697
Comcast Corp. (a)	3,827	108,075
Dow Jones & Co, Inc.	140	5,685
Gannett Co, Inc.	466	39,032
Interpublic Group of Companies, Inc. (a)	650	6,884
Knight-Ridder, Inc.	135	8,836
Meredith Corp.	86	4,419
New York Times Co.	254	9,931
Omnicom Group	323	23,598
The McGraw-Hill Companies, Inc.	326	25,979
The Walt Disney Co. (a)	3,504	79,015
Time Warner, Inc. (a)	7,786	125,666
Tribune Co.	560	23,044
Univision Communications, Inc. (a)	459	14,509
Viacom, Inc. - Class B	2,959	99,304
		606,674
Metals & Mining - 0.4%
Alcoa, Inc.	1,484	49,847
Allegheny Technologies, Inc.	159	2,902
Freeport-McMoRan Copper & Gold, Inc.	303	12,271
Newmont Mining Corp.	757	34,466
Nucor Corp.	135	12,335
Phelps Dodge Corp.	160	14,725
United States Steel Corp.	190	7,148
Worthington Industries	148	3,160
		136,854
Multiline Retail - 0.6%
Big Lots, Inc. (a)	197	2,409
Dillard's Inc.	143	2,823
Dollar General Corp.	563	11,345
Family Dollar Stores, Inc.	293	7,940
Federated Department Stores	308	13,992
JC Penney Co Inc Holding Co.	482	17,005
Kohl's Corp. (a)	582	28,047
Nordstrom, Inc.	238	9,101
Sears Roebuck and Co.	364	14,505
Target Corp.	1,559	70,545
The May Department Stores Co.	497	12,738
		190,450
Multi-Utilities & Unregulated Power - 0.4%
Calpine Corp. (a)	713	2,068
CMS Energy Corp. (a)	260	2,475
Constellation Energy Group, Inc.	288	11,474
Dominion Resources Inc.	513	33,473
Duke Energy Corp.	1,561	35,731
Dynegy, Inc. - Class A (a)	647	3,229
Public Service Enterprise Group, Inc.	404	17,210
Sempra Energy	393	14,223
The AES Corp. (a)	1,088	10,869
		130,752
Office Electronics - 0.1%
Xerox Corp. (a)	1,365	19,219
Oil & Gas - 3.4%
Amerada Hess Corp.	154	13,706
Anadarko Petroleum Corp.	430	28,535
Apache Corp.	555	27,811
Ashland, Inc.	121	6,786
Burlington Resources, Inc.	677	27,622
ChevronTexaco Corp.	3,654	196,001
ConocoPhillips	1,171	97,017
Devon Energy Corp.	260	18,463
El Paso Corp.	1,065	9,787
EOG Resources, Inc.	200	13,170
Exxon Mobil Corp.	11,166	539,653
Kerr-McGee Corp.	194	11,106
Kinder Morgan, Inc.	212	13,318
Marathon Oil Corp.	589	24,314
Occidental Petroleum Corp.	668	37,361
Sunoco, Inc.	129	9,543
Unocal Corp.	450	19,350
Valero Energy Corp.	221	17,726
Williams Cos, Inc.	888	10,745
		1,122,014
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.	436	15,674
International Paper Co.	829	33,500
Louisiana-Pacific Corp.	186	4,827
MeadWestvaco Corp.	344	10,973
Weyerhaeuser Co.	412	27,390
		92,364
Personal Products - 0.3%
Alberto-Culver Co.	156	6,783
Avon Products, Inc.	806	35,206
The Gillette Co.	1,714	71,542
		113,531
Pharmaceuticals - 4.0%
Abbott Laboratories	2,663	112,805
Allergan, Inc.	225	16,324
Bristol-Myers Squibb Co.	3,319	78,561
Eli Lilly & Co.	1,929	115,836
Forest Laboratories, Inc. (a)	632	28,427
Johnson & Johnson	5,066	285,368
King Pharmaceuticals, Inc. (a)	413	4,931
Merck & Co., Inc.	3,793	125,169
Mylan Laboratories	459	8,262
Pfizer, Inc.	12,923	395,444
Schering-Plough Corp.	2,514	47,917
Watson Pharmaceuticals, Inc. (a)	186	5,480
Wyeth	2,276	85,122
		1,309,646
Real Estate - 0.2%
Apartment Investment & Management Co.	161	5,600
Equity Office Properties Trust	689	18,775
Equity Residential	479	14,849
Plum Creek Timber Co Inc.	313	10,964
Prologis	310	10,924
Simon Property Group, Inc.	355	19,039
		80,151
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	633	24,250
CSX Corp.	367	12,184
Norfolk Southern Corp.	670	19,926
Union Pacific Corp.	443	25,960
		82,320
Semiconductor & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	605	7,865
Altera Corp. (a)	640	12,525
Analog Devices, Inc.	642	24,897
Applied Materials, Inc. (a)	2,877	47,442
Applied Micro Circuits Corp. (a)	532	1,665
Broadcom Corp. (a)	497	13,563
Intel Corp.	11,039	221,442
KLA-Tencor Corp. (a)	336	13,937
Linear Technology Corp.	529	19,171
LSI Logic Corp. (a)	654	2,819
Maxim Integrated Products, Inc.	550	23,259
Micron Technology, Inc. (a)	1,043	12,547
National Semiconductor Corp. (a)	613	9,495
Novellus Systems, Inc. (a)	253	6,727
Nvidia Corp. (a)	284	4,124
PMC - Sierra, Inc. (a)	302	2,661
Teradyne, Inc. (a)	332	4,449
Texas Instruments, Inc.	2,956	62,904
Xilinx, Inc.	593	16,011
		507,503
Software - 2.4%
Adobe Systems, Inc.	408	20,184
Autodesk, Inc.	194	9,434
BMC Software, Inc. (a)	381	6,024
Citrix Systems, Inc. (a)	291	5,098
Computer Associates International, Inc.	1,000	26,300
Compuware Corp. (a)	661	3,404
Electronic Arts, Inc. (a)	517	23,777
Intuit, Inc. (a)	328	14,891
Mercury Interactive Corp. (a)	158	5,511
Microsoft Corp.	18,587	513,931
Novell, Inc. (a)	661	4,171
Oracle Corp. (a)	8,867	100,020
Parametric Technology Corp. (a)	458	2,418
Peoplesoft, Inc. (a)	595	11,811
Siebel Systems, Inc. (a)	858	6,469
Symantec Corp. (a)	533	29,251
Veritas Software Corp. (a)	738	13,136
		795,830
Specialty Retail - 1.3%
Autonation, Inc. (a)	457	7,805
Autozone, Inc. (a)	143	11,047
Bed Bath & Beyond, Inc. (a)	513	19,037
Best Buy Co, Inc.	554	30,049
Boise Cascade Corp.	124	4,127
Circuit City Stores, Inc.	340	5,216
Home Depot, Inc.	3,795	148,764
Limited Brands	805	17,943
Lowe's Cos, Inc.	1,342	72,938
Office Depot, Inc. (a)	534	8,026
RadioShack Corp.	275	7,876
Staples, Inc.	850	25,347
The Gap Inc.	1,537	28,742
The Sherwin-Williams Co.	245	10,770
Tiffany & Co.	251	7,716
TJX Cos, Inc.	845	18,624
Toys "R" Us, Inc. (a)	366	6,493
		430,520
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc. (a)	320	13,574
Jones Apparel Group, Inc.	216	7,733
Liz Claiborne, Inc.	190	7,167
Nike, Inc.	451	35,539
Reebok International Ltd.	103	3,782
VF Corp.	188	9,297
		77,092
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	952	37,499
Fannie Mae	1,655	104,927
Freddie Mac	1,176	76,722
Golden West Financial Corp.	261	28,958
MGIC Investment Corp.	169	11,247
Sovereign Bancorp, Inc.	575	12,547
Washington Mutual, Inc.	1,477	57,721
		329,621
Tobacco - 0.6%
Altria Group, Inc.	3,502	164,734
Reynolds American, Inc.	246	16,738
UST, Inc.	283	11,394
		192,866
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	155	8,936
Wireless Telecommunication Services - 0.3%
AT&T Wireless Services, Inc. (a)	4,658	68,845
Nextel Communications, Inc. (a)	1,892	45,106
		113,951
TOTAL COMMON STOCKS (Cost $18,060,289)		$17,734,879

CORPORATE BONDS - 9.5%
Aerospace & Defense - 0.4%
Honeywell International, Inc.
7.50% due 03/01/2010	$125,000	145,694
Automobiles - 1.4%
Ford Motor Co.
6.375% due 02/01/2029	500,000	439,458
Biotechnology - 0.5%
Amgen, Inc.
6.50% due 12/01/2007	150,000	164,578
Building Products - 0.4%
Masco Corp.
5.875% due 07/15/2012	125,000	134,445
Commercial Banks - 0.6%
Union Planters Corp.
4.375% due 12/01/2010	190,000	190,751
Electric Services - 0.5%
Public Service Company of NC
6.625% due 02/15/2011	150,000	168,873
Food Products - 0.7%
Campbell Soup Co.
5.875% due 10/01/2008	225,000	242,560
Investment Advice - 0.5%
TIAA Global Markets
4.125% due 11/15/2007 (c)	150,000	153,416
National Commercial Banks - 1.0%
Key Bank National Association
5.00% due 07/17/2007	315,000	327,858
Oil And Gas Field Exploration Services - 0.5%
Burlington Resources Finance Co.
6.50% due 12/01/2011 (b)	150,000	168,947
Paper & Forest Products - 0.9%
Weyerhaeuser Co.
6.75% due 03/15/2012	250,000	280,346
Paper Mills - 1.6%
Champion International Corp.
7.20% due 11/01/2026	450,000	517,803
Refined Petroleum Pipelines - 0.5%
Colonial Pipeline Co.
7.75% due 11/01/2010 (c)	125,000	148,451
TOTAL CORPORATE BONDS (Cost $3,037,298)		$3,083,180

U.S. TREASURY OBLIGATIONS - 14.4%
U.S. Treasury Bills - 0.6%
0.00% due 12/16/2004	200,000	199,315
U.S. Treasury Bonds - 4.0%
5.25% due 11/15/2028	200,000	208,016
6.125% due 11/15/2027 to 08/15/2029	695,000	807,728
6.25% due 08/15/2023	250,000	291,933
		1,307,677
U.S. Treasury Notes - 9.8%
4.375% due 08/15/2012	275,000	283,508
4.75% due 11/15/2008	200,000	212,000
5.50% due 02/15/2008	200,000	216,016
5.75% due 11/15/2005 to 08/15/2010	1,255,000	1,317,153
5.875% due 11/15/2004	300,000	301,535
6.00% due 08/15/2009	50,000	55,895
6.125% due 08/15/2007	100,000	108,965
6.50% due 05/15/2005	400,000	410,875
7.00% due 07/15/2006	250,000	269,453
		3,175,400
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,656,283)		$4,682,392

U.S. GOVERNMENT AGENCY ISSUES - 5.4%
Freddie Mac - 5.4%
3.50% due 09/15/2007	1,750,000	1,768,270
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,797,021)		$1,768,270

MORTGAGE BACKED SECURITIES - 10.8%
Federal National Mortgage Association - 7.5%
Fannie Mae Pool
5.50% due 07/01/2033 to 11/01/2033	1,124,458	1,141,811
6.00% due 08/01/2033	405,770	420,443
6.50% due 08/01/2032	211,176	221,665
7.00% due 07/01/2029	606,216	643,835
		2,427,754
Freddie Mac - 3.3%
Freddie Mac (Gold) Pool
4.50% due 09/01/2018	179,671	179,504
5.00% due 05/01/2018	893,475	909,366
		1,088,870
TOTAL MORTGAGE BACKED SECURITIES (Cost $3,528,697)		$3,516,624

SHORT TERM INVESTMENTS(f) - 5.1%
Northern Institutional Diversified Assets Portfolio	1,678,726	$1,678,726
TOTAL SHORT TERM INVESTMENTS (Cost $1,678,726)		$1,678,726

Total Investments (Cost $32,758,313)(d) - 99.6%		32,464,071

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(e) - 14.4%		4,695,932

Liabilities in Excess of Other Assets - (14.0%)		(4,559,968)

TOTAL NET ASSETS - 100.0%		$32,600,035

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Denominated
(c) Restricted
(d) For federal income tax purposes, cost is $32,797,473 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $1,729,538 and ($2,083,360), with a net appreciation / depreciation of $353,822.

(e) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $6,825,037, $4,695,932 and $2,303,795, respectively.

(f) Securities and other assets with an aggregate value of $1,951,075 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2004:

Type	Contracts	Unrealized Appreciation/ (Depreciation)
S&P 500 Index (12/04)	7	($20,400)

Schedule of Investments
NASDAQ-100 INDEX PORTFOLIO
September 30, 2004 (Unaudited)

COMMON STOCKS - 89.2%
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,572	$72,925
Expeditors International Washington, Inc.	1,942	100,402
		173,327
Air Transportation, Scheduled - 0.1%
Ryanair Holdings PLC (a)	1,144	33,405
Auto Components - 0.2%
Gentex Corp.	1,504	52,836
Biotechnology - 8.9%
Amgen, Inc. (a)	11,049	626,257
Biogen Idec, Inc. (a)	6,881	420,911
Cephalon, Inc. (a)	959	45,936
Chiron Corp. (a)	4,944	218,525
Genzyme Corp. (a)	5,293	287,992
Gilead Sciences, Inc. (a)	7,940	296,797
Invitrogen Corp. (a)	903	49,656
Medimmune, Inc. (a)	4,990	118,263
Millennium Pharmaceuticals, Inc. (a)	6,224	85,331
		2,149,668
Chemicals - 0.3%
Sigma-Aldrich Corp.	1,254	72,732
Commercial Services & Supplies - 1.9%
Apollo Group, Inc. (a)	3,360	246,523
Career Education Corp. (a)	1,919	54,557
Cintas Corp.	3,860	162,275
		463,355
Communications Equipment - 12.0%
Cisco Systems, Inc. (a)	45,145	817,125
Comverse Technology, Inc. (a)	3,761	70,820
JDS Uniphase Corp. (a)	30,679	103,388
Juniper Networks, Inc. (a)	6,770	159,772
QUALCOMM, Inc.	36,856	1,438,858
Research In Motion Ltd. (a)(b)	3,422	261,235
Tellabs, Inc. (a)	4,478	41,153
		2,892,351
Computer Programming Services - 0.2%
BEA Systems, Inc. (a)	7,043	48,667
Computers & Peripherals - 5.8%
Apple Computer, Inc. (a)	10,112	391,840
Dell, Inc. (a)	17,211	612,712
Network Appliance, Inc. (a)	7,001	161,023
QLogic Corp. (a)	1,815	53,742
SanDisk Corp. (a)	2,748	80,022
Sun Microsystems, Inc. (a)	26,761	108,114
		1,407,453
Containers & Packaging - 0.4%
Smurfit-Stone Container Corp. (a)	4,567	88,463
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. (a)	12,594	32,618
Electrical Equipment - 0.3%
American Power Conversion Corp.	3,760	65,386
Electronic Equipment & Instruments - 1.5%
CDW Corp.	1,630	94,589
Flextronics International Ltd. (a)(b)	11,334	150,175
Molex, Inc.	1,858	55,406
Sanmina-SCI Corp. (a)	10,407	73,369
		373,539
Energy Equipment & Services - 0.3%
Patterson-UTI Energy, Inc.	3,148	60,032
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	4,541	188,724
Whole Foods Market, Inc.	1,109	95,141
		283,865
Health Care Equipment & Supplies - 1.6%
Biomet, Inc.	6,483	303,923
Dentsply International, Inc.	1,431	74,326
		378,249
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	1,321	86,314
First Health Group Corp. (a)	1,846	29,702
Henry Schein, Inc. (a)	764	47,605
Lincare Holdings, Inc. (a)	1,785	53,032
Patterson Cos, Inc. (a)	1,233	94,399
		311,052
Hotels Restaurants & Leisure - 1.9%
Starbucks Corp. (a)	10,308	468,602
Internet & Catalog Retail - 5.6%
Amazon.Com, Inc. (a)	5,002	204,382
eBay, Inc. (a)	9,185	844,469
IAC/InterActiveCorp (a)	13,914	306,386
		1,355,237
Internet Software & Services - 2.0%
VeriSign, Inc. (a)	4,290	85,285
Yahoo!, Inc. (a)	11,916	404,072
		489,357
IT Services - 1.5%
Fiserv, Inc. (a)	4,563	159,066
Paychex, Inc.	6,386	192,538
		351,604
Machinery - 1.1%
Paccar, Inc.	3,694	255,329
Media - 3.3%
Comcast Corp. (a)	17,891	505,242
EchoStar Communications Corp. (a)	4,360	135,683
Lamar Advertising Co. (a)	1,569	65,286
Pixar (a)	1,047	82,608
		788,819
Multiline Retail - 0.9%
Dollar Tree Stores, Inc. (a)	2,086	56,218
Kmart Holding Corp. (a)	1,800	157,446
		213,664
Pharmaceuticals - 0.9%
Teva Pharmaceutical Industries, Ltd. ADR	8,426	218,655
Prepackaged Software - 0.3%
Check Point Software Technologies (a)(b)	4,588	77,858
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 0.3%
Garmin Ltd. (b)	1,887	81,613
Semiconductor & Semiconductor Equipment - 12.5%
Altera Corp. (a)	10,036	196,404
Applied Materials, Inc. (a)	16,674	274,954
ATI Technologies, Inc. (a)(b)	4,523	69,338
Broadcom Corp. (a)	4,392	119,858
Intel Corp.	42,496	852,470
Intersil Corp.	2,641	42,071
KLA-Tencor Corp. (a)	4,572	189,647
Lam Research Corp. (a)	2,539	55,553
Linear Technology Corp.	7,863	284,955
Marvell Technology Group Ltd. (a)(b)	4,558	119,101
Maxim Integrated Products, Inc.	8,474	358,365
Microchip Technology, Inc.	3,248	87,176
Novellus Systems, Inc. (a)	2,925	77,776
Nvidia Corp. (a)	3,302	47,945
Xilinx, Inc.	8,552	230,904
		3,006,517
Software - 16.7%
Adobe Systems, Inc.	4,383	216,827
Citrix Systems, Inc. (a)	3,671	64,316
Compuware Corp. (a)	4,468	23,010
Electronic Arts, Inc. (a)	5,656	260,119
Intuit, Inc. (a)	4,560	207,024
Mercury Interactive Corp. (a)	1,805	62,958
Microsoft Corp.	70,104	1,938,376
Oracle Corp. (a)	41,040	462,931
Peoplesoft, Inc. (a)	9,976	198,024
Siebel Systems, Inc. (a)	10,938	82,473
Symantec Corp. (a)	6,068	333,012
Synopsys, Inc. (a)	2,705	42,820
Veritas Software Corp. (a)	8,012	142,614
		4,034,504
Specialty Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	7,499	278,288
Petsmart, Inc.	2,665	75,659
Ross Stores, Inc.	2,808	65,820
Staples, Inc.	6,265	186,822
		606,589
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,365	78,624
Wireless Telecommunication Services - 2.6%
Nextel Communications, Inc. (a)	25,802	615,120

TOTAL COMMON STOCKS (Cost $23,207,343)		$21,529,090

U.S. TREASURY OBLIGATIONS - 6.0%
U.S. Treasury Bills - 6.0%
0.00% due 12/16/2004	1,450,000	1,445,038
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,445,025)		$1,445,038

INVESTMENT COMPANIES - 1.9%
Index Funds - 1.9%
Nasdaq-100 Index Tracking Stock	12,874	452,521
TOTAL INVESTMENT COMPANIES (Cost $360,359)		$452,521

SHORT TERM INVESTMENTS(e) - 3.0%
Northern Institutional Diversified Assets Portfolio	725,681	$725,681
TOTAL SHORT TERM INVESTMENTS (Cost $725,681)		$725,681

Total Investments (Cost $25,738,409)(c) - 100.1%		24,152,330

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(d) - 13.5%		3,244,167

Liabilities in Excess of Other Assets - (13.6)%		(3,269,155)

TOTAL NET ASSETS - 100.0%		$24,127,342

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Denominated
(c) For federal income tax purposes, cost is $26,551,160 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $3,199,377 and ($5,620,111), with a net appreciation / depreciation of ($2,420,734).

(d) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,393,184, $3,244,167 and $223,484, respectively.

(e) Securities and other assets with an aggregate value of $2,097,900 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2004:

Type	Contracts	Unrealized Appreciation/ (Depreciation)
Nasdaq-100 Index (12/04)	12	($16,500)
Nasdaq-100 Index Mini (12/04)	14	($5,404)

Schedule of Investments
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
September 30, 2004 (Unaudited)

COMMON STOCKS - 89.9%
Auto & Transportation - 3.9%
AAR Corp. (a)	1,684	$20,966
Aftermarket Technology Corp. (a)	611	7,686
Airtran Holdings, Inc. (a)	4,413	43,954
Alaska Air Group, Inc. (a)	1,400	34,692
Alexander & Baldwin, Inc.	2,220	75,347
America West Holdings Corp. (a)	1,834	9,904
Arctic Cat, Inc.	719	18,658
Arkansas Best Corp.	1,150	42,113
ArvinMeritor, Inc.	3,623	67,931
Aviall, Inc. (a)	1,233	25,153
Bandag, Inc.	586	25,667
Central Freight Lines, Inc. (a)	448	2,693
Coachmen Industries, Inc.	736	11,614
Collins & Aikman Corp. (a)	2,000	8,360
Continental Airlines, Inc. (a)	3,457	29,454
Cooper Tire & Rubber Co.	3,443	69,445
Covenant Transport, Inc. (a)	455	8,791
Delta Air Lines, Inc. (a)	5,593	18,401
EGL, Inc. (a)	1,867	56,495
ExpressJet Holdings, Inc. (a)	1,956	19,580
Fleetwood Enterprises, Inc. (a)	2,801	42,519
Florida East Coast Industries	1,125	42,244
FLYi, Inc. (a)	2,368	9,259
Forward Air Corp. (a)	1,123	44,943
Frontier Airlines, Inc. (a)	1,855	14,246
Genesee & Wyoming, Inc. (a)	806	20,408
Greenbrier Cos, Inc. (a)	296	7,104
Gulfmark Offshore, Inc. (a)	755	12,329
Hayes Lemmerz International, Inc. (a)	1,970	20,015
Heartland Express, Inc.	2,370	43,727
HUB Group, Inc. (a)	304	11,324
Kansas City Southern (a)	3,272	49,636
Keystone Automotive Industries, Inc. (a)	793	17,446
Kirby Corp. (a)	1,132	45,450
Knight Transportation, Inc. (a)	1,912	40,955
Laidlaw International, Inc. (a)	5,421	89,175
Landstar System, Inc. (a)	1,556	91,306
Marine Products Corp.	452	8,136
Marten Transport Ltd. (a)	477	8,333
Mesa Air Group, Inc. (a)	1,656	8,446
Modine Manufacturing Co.	1,240	37,336
Monaco Coach Corp.	1,363	29,509
Noble International Ltd.	331	6,047
Northwest Airlines Corp. (a)	3,905	32,060
Offshore Logistics, Inc. (a)	1,055	36,313
Old Dominion Freight Line (a)	860	24,777
Overnite Corp.	1,463	45,982
Overseas Shipholding Group	1,405	69,744
Pacer International, Inc. (a)	1,443	23,665
PAM Transportation Services (a)	333	6,380
Pinnacle Airlines Corp. (a)	1,013	10,231
Quality Distribution, Inc. (a)	400	2,444
Quixote Corp.	392	7,558
RailAmerica, Inc. (a)	1,786	19,735
Republic Airways Holdings, Inc. (a)	261	2,346
Sauer-Danfoss, Inc.	525	8,967
SCS Transportation, Inc. (a)	776	14,697
Seabulk International, Inc. (a)	303	3,136
Skywest, Inc.	3,032	45,632
Sports Resorts International, Inc. (a)	73	268
Standard Motor Products, Inc.	656	9,912
Stoneridge, Inc. (a)	812	11,449
Strattec Security Corp. (a)	200	12,452
Superior Industries International	1,166	34,922
Swift Transportation Co., Inc. (a)	2,591	43,581
TBC Corp. (a)	1,033	23,077
Tenneco Automotive, Inc. (a)	2,188	28,663
The Goodyear Tire & Rubber Co. (a)	7,949	85,372
Thor Industries, Inc.	1,870	49,499
Tower Automotive, Inc. (a)	3,031	6,335
US Xpress Enterprises, Inc. (a)	300	5,562
USF Corp.	1,448	51,969
Visteon Corp.	6,760	54,012
Wabash National Corp. (a)	1,415	38,870
Werner Enterprises, Inc.	2,504	48,352
Westinghouse Air Brake Technologies Corp.	2,074	38,763
Winnebago Industries, Inc.	1,356	46,972
		2,240,494
Consumer Discretionary - 16.2%
1-800 Contacts, Inc. (a)	380	5,780
1-800-FLOWERS.COM, Inc. (a)	1,157	9,603
24/7 Real Media, Inc. (a)	1,135	4,347
4Kids Entertainment, Inc. (a)	722	14,584
99 Cents Only Stores (a)	2,557	36,386
Aaron Rents, Inc. (a)	1,980	43,085
ABM Industries, Inc.	1,961	39,514
AC Moore Arts & Crafts, Inc. (a)	717	17,731
Action Performance Cos, Inc.	808	8,185
Administaff, Inc. (a)	1,130	13,221
Advanced Marketing Services	743	8,017
Advo, Inc.	1,584	49,009
Aeropostale, Inc. (a)	2,895	75,849
Alderwoods Group, Inc. (a)	2,089	20,535
Alliance Gaming Corp. (a)	2,686	40,451
Alloy, Inc. (a)	1,719	6,515
Ambassadors Group, Inc.	418	11,286
AMC Entertainment, Inc. (a)	1,633	31,256
Amerco, Inc. (a)	486	18,429
American Greetings (a)	3,314	83,248
American Woodmark Corp.	560	20,734
America's Car Mart, Inc. (a)	293	9,889
Ameristar Casinos, Inc.	596	18,029
AMN Healthcare Services, Inc. (a)	599	7,158
Angelica Corp.	466	11,594
Applica, Inc. (a)	1,023	4,133
aQuantive, Inc. (a)	2,479	23,922
Arbitron, Inc. (a)	1,615	59,125
Argosy Gaming Co. (a)	1,361	53,351
Asbury Automotive Group, Inc. (a)	585	7,897
Atari, Inc. (a)	481	755
Autobytel, Inc. (a)	2,169	19,456
Aztar Corp. (a)	1,804	47,806
Banta Corp.	1,300	51,675
Bassett Furniture Industries, Inc.	538	10,157
Beasley Broadcasting Group, Inc. (a)	281	4,412
Bebe Stores, Inc.	314	6,632
Big 5 Sporting Goods Corp. (a)	1,061	24,191
BJ's Restaurants, Inc. (a)	561	8,903
Blair Corp.	425	11,977
Blue Nile, Inc. (a)	196	6,601
Blyth, Inc.	1,675	51,758
Bob Evans Farms, Inc.	1,839	49,947
Boca Resorts, Inc. (a)	1,135	21,077
Bowne & Co, Inc.	1,827	23,733
Boyd Gaming Corp.	1,824	51,346
Bright Horizons Family Solutions, Inc. (a)	689	37,406
Brightpoint, Inc. (a)	1,008	17,338
Brookstone, Inc. (a)	1,047	19,778
Brown Shoe Co, Inc.	945	23,682
Buffalo Wild Wings, Inc. (a)	297	8,328
Burlington Coat Factory Warehouse Corp.	956	20,296
Cache, Inc. (a)	333	4,995
California Pizza Kitchen, Inc. (a)	999	21,828
Callaway Golf Co.	3,512	37,122
Carmike Cinemas, Inc.	400	14,084
Carter's, Inc. (a)	344	9,525
Casella Waste Systems, Inc. (a)	1,026	12,148
Casual Male Retail Group, Inc. (a)	1,468	7,692
Catalina Marketing Corp.	2,723	62,847
CBRL Group, Inc.	2,590	93,447
CDI Corp.	643	13,181
CEC Entertainment, Inc. (a)	1,951	71,699
Central European Distribution Corp. (a)	640	14,298
Central Garden and Pet Co. (a)	880	26,946
Central Parking Corp.	966	12,771
Century Business Services, Inc. (a)	3,300	14,817
Charles River Associates, Inc. (a)	531	20,332
Charlotte Russe Holding, Inc. (a)	606	6,957
Charming Shoppes (a)	6,008	42,777
Charter Communications, Inc. (a)	14,064	37,410
Chemed Corp.	633	35,283
Cherokee, Inc.	354	8,446
Childrens Place (a)	884	21,136
Christopher & Banks Corp.	1,962	31,412
Churchill Downs, Inc.	399	15,621
CKE Restaurants, Inc. (a)	2,702	29,857
Clark, Inc. (a)	842	11,401
CMGI, Inc. (a)	19,679	23,812
CNET Networks, Inc. (a)	6,659	60,930
Coinstar, Inc. (a)	1,113	25,933
Coldwater Creek, Inc. (a)	1,146	23,917
Cole National Corp. (a)	705	19,536
Conn's, Inc. (a)	362	5,061
Consolidated Graphics, Inc. (a)	589	24,679
Cornell Cos, Inc. (a)	695	8,618
Corrections Corp. of America (a)	1,835	64,886
Cosi, Inc. (a)	1,074	5,746
Cost Plus, Inc. (a)	1,141	40,369
CoStar Group, Inc. (a)	838	41,221
Courier Corp.	337	14,046
Cross Country Healthcare, Inc. (a)	1,199	18,585
Crown Media Holdings, Inc. (a)	759	6,338
CSK Auto Corp. (a)	2,429	32,354
CSS Industries, Inc.	363	11,231
Cumulus Media, Inc. (a)	2,572	37,011
Dave & Buster's, Inc. (a)	580	11,008
DEB Shops, Inc.	222	5,417
Deckers Outdoor Corp. (a)	468	15,912
DEL Laboratories, Inc. (a)	256	8,448
Department 56 (a)	691	11,263
DiamondCluster International, Inc. (a)	1,375	16,775
Dick's Sporting Goods, Inc. (a)	1,573	56,030
Digital Theater Systems, Inc. (a)	878	16,023
Dollar Thrifty Automotive Group (a)	1,318	32,067
DoubleClick, Inc. (a)	6,314	37,316
Dover Downs Gaming & Entertainment, Inc.	530	5,454
Dover Motorsports, Inc.	815	3,496
Dress Barn, Inc. (a)	1,071	18,689
Drugstore.Com (a)	2,312	7,907
Earthlink, Inc. (a)	7,233	74,500
Electronics Boutique Holdings Corp. (a)	607	20,699
Elizabeth Arden, Inc. (a)	1,051	22,134
Emmis Communications Corp. (a)	2,559	46,216
Empire Resorts, Inc. (a)	447	3,352
Entravision Communications Corp. (a)	2,518	19,162
Escalade, Inc.	410	5,695
Ethan Allen Interiors, Inc.	1,721	59,805
Exponent, Inc. (a)	314	8,651
Exult, Inc. (a)	2,630	13,834
FindWhat.com (a)	1,015	19,011
Finish Line	980	30,302
First Advantage Corp. (a)	161	2,586
Fisher Communications, Inc. (a)	340	16,320
Forrester Research, Inc. (a)	713	10,866
Fred's, Inc.	2,043	36,692
FTI Consulting, Inc. (a)	2,223	42,015
Furniture Brands International, Inc.	2,720	68,218
G&K Services, Inc.	911	36,203
GameStop Corp. (a)	770	14,253
Gander Mountain Co. (a)	299	5,984
Gaylord Entertainment Co. (a)	1,592	49,352
Genesco, Inc. (a)	1,138	26,800
Gevity HR, Inc.	1,237	19,025
Global Imaging Systems, Inc. (a)	1,145	35,587
Goody's Family Clothing, Inc.	983	8,277
Gray Television, Inc.	2,343	27,882
Greg Manning Auctions, Inc. (a)	263	2,943
Grey Global Group, Inc.	45	44,775
Group 1 Automotive, Inc. (a)	1,017	27,744
GSI Commerce, Inc. (a)	1,010	8,898
Guess ?, Inc. (a)	778	13,856
Guitar Center, Inc. (a)	1,271	55,034
Gymboree Corp. (a)	1,595	22,968
Hancock Fabrics Inc.	986	11,812
Handleman Co.	1,246	25,493
Harris Interactive, Inc. (a)	2,558	16,857
Hartmarx Corp. (a)	1,194	8,859
Haverty Furniture Cos, Inc.	969	16,996
Heidrick & Struggles International, Inc. (a)	874	25,189
Hibbett Sporting Goods, Inc. (a)	1,222	25,039
Hollinger International, Inc.	2,997	51,818
Hollywood Entertainment Corp. (a)	2,747	27,113
Hooker Furniture Corp.	358	9,892
HOT Topic, Inc. (a)	2,519	42,924
Hudson Highland Group, Inc. (a)	520	15,179
Ihop Corp.	1,118	42,719
Information Holdings, Inc. (a)	619	16,855
Infospace, Inc. (a)	1,666	78,952
infoUSA, Inc. (a)	1,660	14,791
Insight Communications Co, Inc. (a)	2,325	20,460
Insight Enterprises, Inc. (a)	2,526	42,538
Insurance Auto Auctions, Inc. (a)	451	7,735
Inter Parfums, Inc.	264	3,604
Internap Network Services Corp. (a)	12,347	8,272
Ipass, Inc. (a)	2,307	13,819
Isle of Capri Casinos, Inc. (a)	704	13,636
iVillage, Inc. (a)	1,389	8,334
Jack in the Box, Inc. (a)	1,906	60,477
Jakks Pacific, Inc. (a)	1,323	30,429
Jarden Corp. (a)	1,420	51,816
Jo-Ann Stores, Inc. (a)	985	27,619
JOS A Bank Clothiers, Inc. (a)	533	14,753
Journal Communications, Inc.	1,054	18,487
Journal Register Co. (a)	2,190	41,391
K2, Inc. (a)	1,656	23,697
Kellwood Co.	1,418	51,686
Kelly Services, Inc.	919	24,546
Kenneth Cole Productions, Inc.	435	12,241
Kforce, Inc. (a)	1,333	11,171
Kirkland's, Inc. (a)	578	5,433
Korn/Ferry International (a)	1,633	29,770
Krispy Kreme Doughnuts, Inc. (a)	2,866	36,284
K-Swiss, Inc.	1,351	26,007
Labor Ready, Inc. (a)	2,161	30,297
Lakes Entertainment, Inc. (a)	800	8,384
Landry's Restaurants, Inc.	1,124	30,674
Lawson Products	256	10,488
La-Z-Boy, Inc.	2,746	41,684
Leapfrog Enterprises, Inc. (a)	1,434	29,038
Learning Tree International, Inc. (a)	460	6,486
LECG Corp. (a)	681	11,516
Libbey, Inc.	713	13,333
Liberty Corp.	820	32,587
Lifeline Systems, Inc. (a)	578	14,115
Lifetime Hoan Corp.	373	5,539
Lin TV Corp. (a)	1,402	27,311
Linens 'N Things, Inc. (a)	2,355	54,565
Lithia Motors, Inc.	745	15,839
LKQ Corp. (a)	762	13,922
Lodgenet Entertainment Corp. (a)	523	6,904
Lone Star Steakhouse & Saloon	829	21,413
Looksmart (a)	4,986	7,329
Magna Entertainment Corp. (a)	1,968	10,726
Mannatech, Inc.	741	10,389
Marchex, Inc. (a)	214	2,666
Marcus Corp.	1,030	20,054
MarineMax, Inc. (a)	608	13,692
MarketWatch, Inc. (a)	545	6,807
Martha Stewart Living Omnimedia (a)	608	9,546
Matthews International Corp.	1,681	56,952
MAXIMUS, Inc. (a)	974	28,061
Medical Staffing Network Holdings, Inc. (a)	633	3,887
Memberworks, Inc. (a)	307	8,056
Men's Wearhouse, Inc. (a)	1,650	47,932
Midas, Inc. (a)	807	13,073
Midway Games, Inc. (a)	1,952	19,364
Monro Muffler, Inc. (a)	490	10,706
Movado Group, Inc.	794	13,498
Movie Gallery, Inc.	1,389	24,349
MPS Group, Inc. (a)	5,489	46,162
MTR Gaming Group, Inc. (a)	1,212	11,296
Multimedia Games, Inc. (a)	1,235	19,142
National Presto Industries, Inc. (a)	245	10,246
Nautilus Group, Inc.	1,495	33,772
Navarre Corp. (a)	1,092	15,823
Navigant Consulting, Inc. (a)	2,397	52,638
Navigant International, Inc. (a)	734	11,986
Neoforma, Inc. (a)	481	4,478
Netratings, Inc. (a)	641	11,429
Nevada Gold & Casinos, Inc. (a)	390	4,688
Nexstar Broadcasting Group, Inc. (a)	526	4,482
NIC, Inc. (a)	1,626	8,715
Nu Skin Enterprises, Inc.	2,744	64,511
Oakley, Inc.	1,080	12,852
O'Charleys, Inc. (a)	1,108	18,060
Orbitz, Inc. (a)	639	17,381
Oshkosh B'Gosh, Inc.	348	7,030
Overstock.com, Inc. (a)	568	20,863
Oxford Industries, Inc.	693	25,814
Panera Bread Co. (a)	1,482	55,634
Papa John's International, Inc. (a)	607	18,623
Party City Corp. (a)	596	8,803
Paxson Communications Corp. (a)	2,368	3,197
Payless Shoesource, Inc. (a)	3,553	35,992
PC Connection, Inc. (a)	376	2,583
PC Mall, Inc. (a)	406	6,208
PDI, Inc. (a)	440	11,876
Pegasus Solutions, Inc. (a)	1,214	14,471
Penn National Gaming, Inc. (a)	1,672	67,549
PEP Boys-Manny, Moe & Jack	3,015	42,210
Perry Ellis International, Inc. (a)	283	6,365
PetMed Express, Inc. (a)	489	2,323
PF Chang's China Bistro, Inc. (a)	1,336	64,783
Phillips-Van Heusen	1,266	28,206
Pinnacle Entertainment, Inc. (a)	1,855	25,599
PLATO Learning, Inc. (a)	1,200	10,608
Playboy Enterprises, Inc. (a)	1,020	10,241
Playtex Products, Inc. (a)	1,816	11,441
Pre-Paid Legal Services, Inc. (a)	546	14,021
Priceline.com, Inc. (a)	1,246	27,624
Prime Hospitality Corp. (a)	1,973	24,011
Primedia, Inc. (a)	6,891	16,194
Princeton Review, Inc. (a)	861	6,457
ProQuest Co. (a)	1,249	32,099
Pulitzer, Inc.	437	21,588
Quiksilver, Inc. (a)	2,908	73,921
Rare Hospitality International, Inc. (a)	1,775	47,304
RC2 Corp. (a)	742	24,412
Red Robin Gourmet Burgers, Inc. (a)	625	27,294
Regent Communications, Inc. (a)	1,820	10,301
Renaissance Learning, Inc.	397	8,603
Rent-Way, Inc. (a)	1,369	9,378
Resources Connection, Inc. (a)	1,208	45,638
Restoration Hardware, Inc. (a)	1,373	7,112
Retail Ventures, Inc. (a)	691	5,210
Revlon, Inc. (a)	7,621	19,205
RH Donnelley Corp. (a)	1,176	58,047
Rollins, Inc.	1,020	24,776
Rush Enterprises, Inc. - Class B (a)	305	3,565
Russ Berrie & Co, Inc.	418	8,423
Russell Corp.	1,493	25,142
Ryan's Restaurant Group, Inc. (a)	2,196	32,589
Saga Communications, Inc. (a)	853	14,458
Salem Communications Corp. (a)	501	12,685
Schawk, Inc.	474	6,887
Scholastic Corp. (a)	1,576	48,683
School Specialty, Inc. (a)	992	39,095
Scientific Games Corp. - Class A (a)	2,897	55,333
SCP Pool Corp.	2,786	74,484
Select Comfort Corp. (a)	1,901	34,598
Sharper Image Corp. (a)	612	13,127
Shoe Carnival, Inc. (a)	385	4,539
ShopKo Stores, Inc. (a)	1,533	26,690
Shuffle Master, Inc. (a)	1,211	45,364
Sinclair Broadcast Group, Inc.	2,338	17,067
Sitel Corp. (a)	3,043	6,573
Six Flags, Inc. (a)	4,859	26,433
Skechers U.S.A., Inc. (a)	1,036	15,043
Sohu.com, Inc. (a)	1,153	19,174
Sonic Automotive, Inc.	1,446	28,992
Sonic Corp. (a)	3,100	79,453
Source Interlink Companies, Inc. (a)	1,027	9,982
Sourcecorp (a)	841	18,620
Spanish Broadcasting System (a)	1,930	18,991
Speedway Motorsports, Inc.	773	25,764
Spherion Corp. (a)	3,153	24,656
Stage Stores, Inc. (a)	979	33,501
Stamps.com, Inc. (a)	877	11,664
Stanley Furniture Co, Inc.	292	12,848
Startek, Inc.	568	17,812
Stein Mart, Inc. (a)	1,292	19,664
Steinway Musical Instruments (a)	351	9,547
Steven Madden Ltd. (a)	606	10,696
Stewart Enterprises, Inc. (a)	5,608	38,976
Strayer Education, Inc.	727	83,612
Stride Rite Corp.	2,040	20,910
Sturm Ruger & Co, Inc.	1,106	9,965
Systemax, Inc. (a)	503	2,847
Take-Two Interactive Software, Inc. (a)	2,329	76,508
TeleTech Holdings, Inc. (a)	1,965	18,550
Tempur-Pedic International, Inc. (a)	982	14,720
Tetra Tech, Inc. (a)	2,919	36,984
The Advisory Board Co. (a)	924	31,046
The Bombay Co Inc. (a)	1,856	13,604
The Bon-Ton Stores Inc.	270	3,291
The Buckle Inc.	396	10,878
The Cato Corp.	1,018	22,651
The Geo Group Inc. (a)	433	8,855
The J Jill Group Inc. (a)	927	18,401
The Pantry Inc. (a)	606	15,253
The Reader's Digest Association Inc.	5,170	75,430
The Sports Authority Inc. (a)	1,163	26,982
The Steak N Shake Co. (a)	1,269	21,675
The Topps Co Inc.	1,851	18,103
The Warnaco Group Inc. (a)	2,397	53,285
Thomas Nelson, Inc.	524	10,244
THQ, Inc. (a)	1,988	38,686
Tivo, Inc. (a)	2,383	15,775
Too, Inc. (a)	1,798	32,490
Toro Co.	1,264	86,331
Tractor Supply Co. (a)	1,624	51,059
Trans World Entertainment (a)	1,213	11,851
Travelzoo, Inc. (a)	81	4,212
Triarc Companies	1,864	21,380
Tuesday Morning Corp. (a)	1,344	41,556
Tupperware Corp.	2,724	46,254
Unifirst Corp.	472	13,499
United Auto Group, Inc.	1,000	25,090
United Natural Foods, Inc. (a)	2,068	55,009
United Online, Inc. (a)	2,780	26,744
United Stationers, Inc. (a)	1,768	76,731
Universal Electronics, Inc. (a)	704	11,813
Universal Technical Institute, Inc. (a)	738	22,273
USANA Health Sciences, Inc. (a)	549	19,105
Vail Resorts, Inc. (a)	1,025	18,522
Valassis Communications, Inc. (a)	2,721	80,487
Valueclick, Inc. (a)	4,129	38,978
Valuevision Media, Inc. (a)	938	12,560
Ventiv Health, Inc. (a)	964	16,340
Volt Information Sciences, Inc. (a)	413	11,882
Waste Connections, Inc. (a)	2,279	72,199
Water Pik Technologies, Inc. (a)	518	7,718
Watson Wyatt & Co Holdings	1,682	44,237
WESCO International, Inc. (a)	936	22,698
West Marine, Inc. (a)	701	14,987
Weyco Group, Inc.	142	5,254
Wireless Facilities, Inc. (a)	2,474	17,244
WMS Industries, Inc. (a)	1,014	26,050
Wolverine World Wide, Inc.	2,076	52,315
World Fuel Services Corp.	586	20,979
World Wrestling Entertainment, Inc.	697	8,517
Yankee Candle Co, Inc. (a)	2,596	75,180
Young Broadcasting, Inc. (a)	845	9,185
Zale Corp. (a)	2,770	77,837
		9,302,955
Consumer Staples - 1.5%
American Italian Pasta Co.	838	21,914
Arden Group, Inc.	73	6,205
Boston Beer Co, Inc. (a)	411	10,357
Cal-Maine Foods, Inc.	783	8,589
Casey's General Stores, Inc.	2,611	48,538
Chiquita Brands International, Inc. (a)	2,127	37,031
Coca-Cola Bottling Co Consolidated	207	11,182
DIMON, Inc.	2,356	13,877
Farmer Bros Co.	351	9,382
Flowers Foods, Inc.	1,855	47,952
Great Atlantic & Pacific Tea Co. (a)	863	5,264
Hain Celestial Group, Inc. (a)	1,342	23,727
Hansen Natural Corp. (a)	314	7,574
Ingles Markets, Inc.	533	6,428
Interstate Bakeries (a)	2,370	9,243
J&J Snack Foods Corp. (a)	316	13,550
John B. Sanfilippo & Son (a)	329	8,620
Lance, Inc.	1,340	21,641
Longs Drug Stores Corp.	1,578	38,188
M&F Worldwide Corp. (a)	531	6,908
Maui Land & Pineapple Co, Inc. (a)	168	5,317
Nash Finch Co.	642	20,191
National Beverage Corp. (a)	376	3,038
Natures Sunshine Prods, Inc.	541	8,207
Nutraceutical International Corp. (a)	411	5,791
Omega Protein Corp. (a)	311	2,395
Pathmark Stores, Inc. (a)	1,570	7,614
Peet's Coffee & Tea, Inc. (a)	613	14,338
Performance Food Group Co. (a)	2,421	57,378
Provide Commerce, Inc. (a)	228	4,763
Ralcorp Holdings, Inc. (a)	1,526	55,089
Robert Mondavi (a)	511	20,016
Ruddick Corp.	1,725	33,879
Sanderson Farms, Inc.	538	17,996
Schweitzer-Mauduit International, Inc.	784	25,402
Seaboard Corp.	18	10,547
Sensient Technologies Corp.	2,443	52,867
Smart & Final, Inc. (a)	652	10,927
Standard Commercial Corp.	527	8,300
Star Scientific, Inc. (a)	1,339	7,927
Universal Corp.	1,313	58,612
Vector Group Ltd.	1,257	18,890
Weis Markets, Inc.	586	19,854
Wild Oats Markets, Inc. (a)	1,584	13,686
Winn-Dixie Stores, Inc. (a)	4,291	13,259
		852,453
Financial Services - 21.5%
1st Source Corp.	615	15,769
21st Century Insurance Group	1,156	15,433
ABC Bancorp	510	10,287
Acadia Realty Trust	1,280	18,880
Accredited Home Lenders Holding Co. (a)	854	32,896
ACE Cash Express, Inc. (a)	471	12,265
Advanta Corp.	1,026	24,819
Advent Software, Inc. (a)	1,233	20,751
Affiliated Managers Group, Inc. (a)	1,272	68,103
Affordable Residential Communities	1,290	18,834
Alabama National Bancorporation	624	37,359
Alexander's, Inc. (a)	100	19,910
Alexandria Real Estate Equities, Inc.	1,012	66,509
Alfa Corp.	1,724	24,067
Amcore Financial, Inc.	1,310	37,178
American Equity Investment Life Holding Co. (a)	1,060	10,059
American Financial Realty Trust	5,727	80,808
American Home Mortgage Investment Corp.	1,813	50,673
American Physicians Capital, Inc. (a)	444	13,595
AmericanWest Bancorp (a)	533	10,052
AmerUs Group Co.	2,054	84,214
AMLI Residential Properties Trust	1,321	40,357
Anchor Bancorp Wisconsin, Inc.	1,028	26,625
Anthracite Capital, Inc.	2,641	29,368
Anworth Mortgage Asset Corp.	2,331	26,527
Apollo Investment Corp.	3,238	45,818
Arbor Realty Trust, Inc.	366	8,125
Argonaut Group, Inc. (a)	1,222	22,815
Arrow Financial Corp.	452	13,574
Ashford Hospitality Trust, Inc.	1,046	9,832
Asset Acceptance Capital Corp. (a)	410	6,958
Asta Funding, Inc.	485	7,852
Baldwin & Lyons, Inc.	418	10,550
Bancfirst Corp.	167	10,708
Bancorpsouth, Inc.	4,032	92,696
BancTrust Financial Group, Inc.	446	8,385
Bank Mutual Corp.	4,115	49,380
Bank of Granite Corp.	707	13,723
Bank of the Ozarks, Inc.	556	16,530
BankAtlantic Bancorp, Inc.	2,222	40,707
Bankunited Financial Corp. (a)	1,389	40,489
Banner Corp.	528	15,523
Bedford Property Investors	756	22,937
Berkshire Hills Bancorp, Inc.	278	10,272
Beverly Hills Bancorp, Inc.	690	7,210
BFC Financial Corp. (a)	361	3,971
BKF Capital Group, Inc.	320	9,376
Boston Private Financial Holdings, Inc.	1,426	35,593
Brandywine Realty Trust	2,137	60,862
Bristol West Holdings, Inc.	790	13,541
Brookline Bancorp, Inc.	3,082	48,295
Bryn Mawr Bank Corp.	368	7,389
Camden National Corp.	404	13,942
Capital Automotive REIT	1,625	50,814
Capital City Bank Group, Inc.	463	17,923
Capital Corp of the West	263	11,309
Capital Crossing Bank (a)	220	5,597
Capital Lease Funding, Inc.	1,182	13,049
Capital Southwest Corp.	143	10,868
Capital Trust Inc/NY	321	9,341
Capitol Bancorp Ltd	531	15,580
Capstead Mortgage Corp.	776	9,661
CarrAmerica Realty Corp.	2,838	92,803
Carreker Corp. (a)	1,056	8,036
Cascade Bancorp	869	16,859
Cash America International, Inc.	1,480	36,201
Cathay General Bancorp	2,264	84,198
CCC Information Services Group (a)	662	11,711
Cedar Shopping Centers, Inc.	859	11,983
Center Financial Corp.	503	9,567
Central Coast Bancorp (a)	468	9,547
Central Pacific Financial Corp.	841	23,144
Century Bancorp Inc/Mass	182	5,778
Ceres Group, Inc. (a)	1,575	8,584
Charter Financial Corp/GA	207	7,024
CharterMac	2,062	45,343
Chemical Financial Corp.	1,250	45,650
Chittenden Corp.	2,403	65,468
Circle Group Holdings, Inc. (a)	1,049	1,899
Citizens Banking Corp.	2,263	73,706
Citizens First Bancorp, Inc.	445	11,165
Citizens, Inc. (a)	1,530	9,134
City Bank/Lynnwood WA	403	14,097
City Holding Co.	873	28,713
Clifton Savings Bancorp, Inc.	718	8,372
CNA Surety Corp. (a)	813	8,618
Coastal Financial Corp.	669	9,667
CoBiz, Inc.	673	11,125
Colonial Properties Trust	989	39,778
Columbia Bancorp	303	8,829
Columbia Banking System, Inc.	733	17,438
Commerce Group, Inc.	1,267	61,323
Commercial Capital Bancorp, Inc.	1,897	43,043
Commercial Federal Corp.	2,128	57,413
Commercial Net Lease Realty	2,697	49,139
Community Bank System, Inc.	1,316	33,071
Community Banks, Inc.	558	16,176
Community First Bankshares, Inc.	1,926	61,748
Community Trust Bancorp, Inc.	565	17,560
CompuCredit Corp. (a)	975	18,154
Consolidated-Tomoka Land Co.	294	10,225
Corillian Corp. (a)	1,694	7,809
Cornerstone Realty Income Trust, Inc.	2,619	25,561
Corporate Office Properties Trust	1,774	45,450
Correctional Properties Trust	573	15,643
Corus Bankshares, Inc.	813	35,065
Cousins Properties, Inc.	1,876	64,366
Crawford & Co.	672	4,502
Credit Acceptance Corp. (a)	557	10,550
CRT Properties, Inc.	1,402	30,073
CVB Financial Corp.	1,914	42,529
Cybersource Corp. (a)	1,427	6,892
Danielson Holdings Corp. (a)	2,383	14,512
Delphi Financial Group	1,290	51,819
Digital Insight Corp. (a)	1,832	24,970
Dime Community Bancshares	1,615	27,132
Direct General Corp.	827	23,917
Donegal Group, Inc.	145	2,784
Downey Financial Corp.	1,023	56,224
East West Bancorp, Inc.	2,612	87,737
Eastgroup Properties	1,094	36,321
Education Lending Group, Inc. (a)	653	9,651
eFunds Corp. (a)	2,499	46,456
Electro Rent Corp. (a)	941	10,389
EMC INS Group, Inc.	116	2,437
Encore Capital Group, Inc. (a)	633	11,932
Enstar Group, Inc. (a)	166	8,227
Entertainment Properties Trust	1,229	46,456
Equity Inns, Inc.	2,373	23,445
Equity One, Inc.	1,774	34,806
eSpeed, Inc. - Class A (a)	1,258	12,366
Essex Property Trust, Inc.	1,195	85,861
Euronet Worldwide, Inc. (a)	1,175	21,996
Exchange National Bancshares, Inc.	1	15
Factset Research Systems, Inc.	1,063	51,237
Farmers Capital Bank Corp.	316	10,839
FBL Financial Group, Inc.	650	17,023
Federal Agricultural Mortgage Corp. (a)	440	9,764
FelCor Lodging Trust, Inc. (a)	2,576	29,135
Fidelity Bankshares, Inc.	688	25,587
Financial Federal Corp. (a)	901	33,769
Financial Institutions, Inc.	420	9,412
First Acceptance Corp. (a)	1,068	7,636
First Bancorp Puerto Rico (b)	1,796	86,747
First Bancorp/Troy NC	388	13,083
First Busey Corp.	691	13,205
First Cash Financial Services, Inc. (a)	613	12,278
First Charter Corp.	1,554	37,560
First Citizens BancShares Inc/Raleigh NC	317	37,406
First Commonwealth Financial Corp.	3,632	49,432
First Community Bancorp Inc/Rancho Santa Fe CA	679	27,839
First Community Bancshares Inc/VA	524	17,213
First Federal Capital Corp.	1,041	31,480
First Financial Bancorp	1,831	31,273
First Financial Bankshares, Inc.	714	28,674
First Financial Corp/Terre Haute IN	706	22,183
First Financial Holdings, Inc.	657	20,538
First Indiana Corp.	617	12,402
First Industrial Realty Trust, Inc.	2,153	79,446
First Merchants Corp.	968	23,862
First Midwest Bancorp Inc/IL	2,431	84,015
First National Bankshares of Florida, Inc.	2,497	61,301
First Niagara Financial Group, Inc.	4,395	58,805
First Oak Brook Bancshares, Inc.	350	10,794
First Place Financial Corp/OH	619	12,380
First Republic Bank/San Francisco CA	679	31,234
First State Bancorp.	399	12,580
FirstFed Financial Corp. (a)	886	43,308
Flagstar Bancorp, Inc.	1,662	35,367
Flushing Financial Corp.	883	16,786
FNB Corp/Christiansburg VA	379	10,028
FNB Corp/Hermitage PA	2,417	53,488
Fpic Insurance Group, Inc. (a)	419	10,831
Franklin Bank Corp/Houston TX (a)	555	9,463
Frontier Financial Corp.	846	29,864
Gabelli Asset Management, Inc.	344	14,740
Gables Residential Trust	1,528	52,181
GATX Corp.	2,574	68,623
GB&T Bancshares, Inc.	315	6,949
German American Bancorp	483	8,134
Getty Realty Corp.	915	23,991
Glacier Bancorp, Inc.	1,279	37,296
Gladstone Capital Corp.	452	10,265
Glenborough Realty Trust, Inc.	1,454	30,200
Glimcher Realty Trust	1,854	45,052
Gold Banc Corp, Inc.	2,093	28,235
Government Properties Trust, Inc.	1,008	9,576
Great American Financial Resources, Inc.	379	5,795
Great Southern Bancorp, Inc.	542	16,938
Greater Bay Bancorp	2,682	77,108
Greenhill & Co, Inc. (a)	262	6,183
Hancock Holding Co.	1,452	46,159
Hanmi Financial Corp.	448	13,530
Harbor Florida Bancshares, Inc.	1,086	33,775
Harleysville Group, Inc.	675	13,945
Harleysville National Corp.	1,367	33,505
Harris & Harris Group, Inc. (a)	649	6,711
Healthcare Realty Trust, Inc.	2,248	87,762
HealthExtras, Inc. (a)	867	12,086
Heartland Financial USA, Inc.	480	8,856
Heritage Property Investment Trust	1,418	41,363
Highland Hospitality Corp.	1,806	20,588
Highwoods Properties, Inc.	2,801	68,933
Hilb Rogal & Hobbs Co.	1,608	58,242
Home Properties, Inc.	1,709	67,608
Homestore, Inc. (a)	4,973	11,488
Horace Mann Educators Corp.	2,231	39,221
Horizon Financial Corp.	544	10,450
Hudson River Bancorp	1,585	30,083
Hypercom Corp. (a)	2,662	19,646
IBERIABANK Corp.	327	18,874
IMPAC Mortgage Holdings, Inc.	3,273	86,080
Independence Holding Co.	239	4,223
Independent Bank Corp. Massachusetts	767	23,708
Independent Bank Corp. Michigan	923	24,921
Infinity Property & Casualty Corp.	1,079	31,863
Innkeepers USA Trust	1,707	21,235
Integra Bank Corp.	799	17,338
Interactive Data Corp. (a)	1,920	36,134
Intercept, Inc. (a)	865	16,201
Interchange Financial Services	576	13,807
International Bancshares Corp.	34	1,249
Intersections, Inc. (a)	370	5,420
Investment Technology Group, Inc. (a)	2,289	35,022
Investors Real Estate Trust	2,148	21,501
iPayment, Inc. (a)	548	22,008
Irwin Financial Corp.	914	23,599
Itla Capital Corp. (a)	279	12,890
John H Harland Co.	1,471	46,116
Jones Lang LaSalle, Inc. (a)	1,665	54,962
Kansas City Life Ins Co.	192	8,173
K-Fed Bancorp (a)	297	4,381
Kilroy Realty Corp.	1,483	56,398
KNBT Bancorp, Inc.	1,595	26,860
Knight Trading Group, Inc. (a)	6,059	55,925
Kramont Realty Trust	1,256	23,362
Kronos, Inc. (a)	1,622	71,838
La Quinta Corp. (a)	9,810	76,518
LaBranche & Co, Inc. (a)	2,762	23,339
Lakeland Bancorp, Inc.	687	11,294
Lakeland Financial Corp.	304	10,306
LandAmerica Financial Group, Inc.	988	44,954
LaSalle Hotel Properties	1,447	39,937
Lexington Corporate Properties Trust	2,514	54,579
LNR Property Corp.	894	55,348
LTC Properties, Inc.	770	13,775
Luminent Mortgage Capital, Inc.	1,905	24,155
Macatawa Bank Corp.	460	12,903
MAF Bancorp, Inc.	1,454	62,711
Maguire Properties, Inc.	1,773	43,102
Main Street Banks, Inc.	709	21,695
MainSource Financial Group, Inc.	486	9,963
Manufactured Home Communities, Inc.	973	32,343
Marlin Business Services, Inc. (a)	310	5,816
MB Financial Corp.	941	37,301
MBT Financial Corp.	754	14,801
MCG Capital Corp.	1,660	28,818
Mcgrath Rentcorp	503	18,385
Mercantile Bank Corp.	375	13,065
Meristar Hospitality Corp. (a)	4,541	24,748
Metris Cos, Inc. (a)	1,685	16,479
MFA Mortgage Investments, Inc.	3,971	36,573
Mid-America Apartment Communities, Inc.	930	36,223
Mid-State Bancshares	1,232	31,699
Midwest Banc Holdings, Inc.	563	10,821
Mission West Properties	927	9,594
Nara Bancorp, Inc.	960	19,344
NASB Financial, Inc.	161	6,347
National Financial Partners Corp.	1,743	62,365
National Health Investors, Inc.	1,193	33,929
National Penn Bancshares, Inc.	1,270	40,602
National Processing, Inc. (a)	458	12,146
National Western Life Insurance Co. (a)	114	18,571
Nationwide Health Properties, Inc.	3,472	72,044
Navigators Group, Inc. (a)	447	13,070
NBC Capital Corp.	361	9,249
NBT Bancorp, Inc.	1,718	40,253
NCO Group, Inc. (a)	1,412	38,053
NDCHealth Corp.	1,881	30,190
Nelnet, Inc. (a)	423	9,467
Netbank, Inc.	2,420	24,224
New Century Financial Corp.	1,483	89,306
Newcastle Investment Corp.	1,774	54,462
Northwest Bancorp, Inc.	984	22,307
Novastar Financial, Inc.	1,305	56,898
NYMAGIC, Inc.	172	3,765
Oak Hill Financial, Inc.	107	3,721
OceanFirst Financial Corp.	488	11,839
Ocwen Financial Corp. (a)	2,078	19,014
Ohio Casualty Corp. (a)	3,203	67,039
Old National Bancorp	3,466	86,095
Old Second Bancorp, Inc.	700	19,579
Omega Financial Corp.	399	13,805
Omega Healthcare Investors, Inc.	2,420	26,039
Oneida Financial Corp.	1	6
Oriental Financial Group (b)	885	23,948
Origen Financial, Inc.	430	3,165
Pacific Capital Bancorp	2,372	70,164
Park National Corp.	715	90,969
Parkway Properties Inc.	574	26,662
Partners Trust Financial Group, Inc.	986	10,215
Peapack Gladstone Financial Corp.	382	11,585
Penn-America Group, Inc.	501	6,819
Pennfed Financial Services, Inc.	237	7,207
Pennrock Financial Services Corp.	400	11,104
Pennsylvania Real Estate Investment Trust	1,640	63,402
Peoples Bancorp Inc.	555	14,608
PFF Bancorp, Inc.	647	24,761
Philadelphia Consolidated Holding Co. (a)	931	51,317
Pico Holdings, Inc. (a)	417	7,936
Piper Jaffray Cos. (a)	1,036	41,015
PMA Capital Corp. (a)	1,411	10,653
Portal Software, Inc. (a)	1,684	4,597
Portfolio Recovery Associates, Inc. (a)	633	18,604
Post Properties, Inc.	2,077	62,102
Prentiss Properties Trust	2,323	83,628
Presidential Life Corp.	1,112	19,104
PRG-Schultz International, Inc. (a)	2,142	12,295
Price Legacy Corp.	1,145	21,698
PrivateBancorp, Inc.	857	23,105
ProAssurance Corp. (a)	1,367	47,872
Prosperity Bancshares, Inc.	814	21,750
Provident Bancorp Inc.	2,069	24,290
Provident Bankshares Corp.	1,698	56,968
Provident Financial Holdings	262	7,598
Provident Financial Services, Inc.	3,622	62,479
PS Business Parks, Inc.	822	32,757
RAIT Investment Trust	1,213	33,176
Ramco-Gershenson Properties	745	20,175
Realty Income Corp.	2,069	93,167
Redwood Trust, Inc.	835	52,121
Republic Bancorp Inc./KY	425	9,860
Republic Bancorp Inc./MI	3,343	51,482
Rewards Network, Inc. (a)	834	5,563
R-G Financial Corp.	1,452	56,120
Riggs National Corp.	830	18,426
RLI Corp.	1,170	43,933
Royal Bancshares of Pennsylvania	224	5,436
S&T Bancorp, Inc.	1,237	44,173
S1 Corp. (a)	3,684	29,398
Safety Insurance Group, Inc.	524	11,649
Sanders Morris Harris Group, Inc.	623	7,513
Sandy Spring Bancorp, Inc.	758	24,787
Santander BanCorp (b)	275	6,875
Saul Centers, Inc.	583	19,169
Saxon Cap Inc. (a)	1,498	32,207
SCBT Financial Corp.	403	11,888
Seacoast Banking Corp of Florida	604	12,901
Security Bank Corp.	244	8,540
Selective Insurance Group	1,448	53,866
Senior Housing Properties Trust	2,801	49,914
Signature Bank (a)	292	7,811
Silicon Valley Bancshares (a)	1,845	68,579
Simmons First National Corp.	766	19,594
Smithtown Bancorp, Inc.	272	6,800
Sotheby's Holdings (a)	2,385	37,492
Southern Community Financial Corp.	777	8,648
Southside Bancshares, Inc.	486	9,895
Southwest Bancorp Inc.	559	12,326
Southwest Bancorp of Texas, Inc.	3,584	72,182
Sovran Self Storage, Inc.	777	30,443
State Auto Financial Corp.	703	20,352
State Bancorp Inc.	422	9,558
State Financial Services Corp.	300	8,232
Sterling Bancorp	703	19,016
Sterling Bancshares, Inc.	2,337	31,433
Sterling Financial Corp./PA	1,122	30,114
Sterling Financial Corp./WA (a)	1,180	41,583
Stewart Information Services Corp.	889	35,027
Stifel Financial Corp. (a)	377	7,396
Suffolk Bancorp	569	17,167
Summit Properties, Inc.	1,467	39,682
Sun Bancorp Inc. (a)	416	9,123
Sun Communities, Inc.	842	32,998
Susquehanna Bancshares, Inc.	2,405	59,163
SWS Group, Inc.	788	12,671
SY Bancorp, Inc.	617	13,926
Tanger Factory Outlet Centrs	710	31,794
Tarragon Corp. (a)	349	4,540
Taubman Centers, Inc.	2,596	67,055
Taylor Capital Group, Inc.	203	4,872
Tejon Ranch Co. (a)	396	14,909
Texas Capital Bancshares, Inc. (a)	1,113	20,201
Texas Regional Bancshares, Inc.	2,143	66,626
The Bancorp Bank (a)	359	7,306
The BISYS Group, Inc. (a)	6,286	91,838
The First of Long Island Corp.	178	7,597
The Midland Co.	474	12,964
The Peoples Holding Co.	428	13,931
The Phoenix Cos Inc.	4,941	51,485
The Town & Country Trust	910	23,160
TierOne Corp.	1,015	23,406
TNS, Inc. (a)	232	4,501
Tompkins Trustco, Inc.	378	17,498
TradeStation Group, Inc. (a)	980	6,007
Trammell Crow Co. (a)	1,708	26,850
Triad Guaranty, Inc. (a)	487	27,019
Trico Bancshares	585	12,238
Trustco Bank Corp NY	3,886	49,819
Trustmark Corp.	2,457	76,364
UICI	1,971	64,531
UMB Financial Corp.	788	37,564
Umpqua Holdings Corp.	2,284	51,527
Union Bankshares Corp.	399	12,433
United Bankshares, Inc.	1,956	67,775
United Community Banks Inc.	1,485	36,041
United Community Financial Corp.	1,410	16,032
United Fire & Casualty Co.	376	21,556
United PanAm Financial Corp. (a)	241	4,339
United Rentals, Inc. (a)	2,252	35,784
Universal American Financial Corp. (a)	1,381	17,856
Universal Health Realty Income Trust	613	18,574
Univest Corporation of Pennsylvania	396	16,137
Unizan Financial Corp.	1,136	31,365
Urstadt Biddle Properties, Inc.	1,098	16,734
US Restaurant Properties, Inc.	1,178	19,896
USB Holding Co., Inc. Fractional Share (a)	65,000	-
USB Holding Co., Inc.	601	15,193
USI Holdings Corp. (a)	1,841	25,130
Value Line, Inc.	71	2,627
Vesta Insurance Group, Inc. (a)	1,884	8,459
Virginia Commerce Bancorp (a)	320	8,640
Virginia Financial Group, Inc.	374	12,155
Washington Real Estate Investment Trust	2,181	66,084
Washington Trust Bancorp, Inc.	691	18,070
Waypoint Financial Corp.	1,563	43,092
WesBanco, Inc.	921	26,783
West Bancorporation, Inc.	880	14,731
West Coast Bancorp	785	16,352
Westamerica Bancorporation	1,658	91,008
Western Sierra Bancorp (a)	334	11,119
Westfield Financial, Inc.	255	6,018
Wilshire Bancorp, Inc. (a)	368	11,106
Winston Hotels, Inc.	1,211	12,958
Wintrust Financial Corp.	1,057	60,545
World Acceptance Corp. (a)	841	19,553
WSFS Financial Corp.	314	15,700
Yardville National Bancorp	439	12,775
Zenith National Insurance Corp.	556	23,524
		12,369,934
Health Care - 11.1%
Abaxis, Inc. (a)	912	11,865
Abgenix, Inc. (a)	4,244	41,846
Abiomed, Inc. (a)	796	7,045
Able Laboratories, Inc. (a)	889	17,033
Accelrys, Inc. (a)	1,272	8,293
Adolor Corp. (a)	2,027	22,804
Advanced Medical Optics, Inc. (a)	1,540	60,938
Advanced Neuromodulation Systems, Inc. (a)	1,049	31,837
Advancis Pharmaceutical Corp. (a)	493	4,018
Aksys Ltd. (a)	420	1,995
Albany Molecular Research, Inc. (a)	1,213	11,645
Alexion Pharmaceuticals, Inc. (a)	1,147	20,646
Align Technology, Inc. (a)	2,718	41,531
Alkermes, Inc. (a)	4,682	54,030
Alliance Imaging, Inc. (a)	656	4,900
Allscripts Healthcare Solutions, Inc. (a)	1,429	12,861
Alpharma, Inc.	2,051	37,513
Amedisys, Inc. (a)	569	17,042
America Service Group, Inc. (a)	370	15,185
American Healthways, Inc. (a)	1,510	43,956
American Medical Security Group, Inc. (a)	619	19,802
American Medical Systems Holdings, Inc. (a)	1,318	47,804
AMERIGROUP Corp. (a)	1,292	72,675
Amsurg Corp. (a)	1,579	33,443
Analogic Corp.	598	24,931
Animas Corp. (a)	222	3,574
Antigenics, Inc. (a)	1,325	7,990
Applera Corp - Celera Genomics Group (a)	3,810	44,539
Apria Healthcare Group, Inc. (a)	2,606	71,013
Ariad Pharmaceuticals, Inc. (a)	2,731	18,270
Array Biopharma, Inc. (a)	1,247	8,717
Arrow International, Inc.	1,000	29,900
Arthrocare Corp. (a)	1,110	32,512
Aspect Medical Systems, Inc. (a)	641	11,596
Atherogenics, Inc. (a)	1,933	63,692
Atrix Labs, Inc. (a)	1,143	35,079
Avant Immunotherapeutics, Inc. (a)	3,880	6,635
Axonyx, Inc. (a)	2,676	15,119
Barrier Therapeutics, Inc. (a)	342	4,159
Bentley Pharmaceuticals, Inc. (a)	802	8,493
Beverly Enterprises, Inc. (a)	5,601	42,400
BioCryst Pharmaceuticals, Inc. (a)	854	4,355
Bioenvision, Inc. (a)	1,013	8,094
Biolase Technology, Inc.	1,123	9,164
BioMarin Pharmaceuticals, Inc. (a)	3,362	17,449
Bio-Rad Laboratories, Inc. (a)	908	46,399
Bio-Reference Labs, Inc. (a)	402	5,604
Biosite, Inc. (a)	676	33,097
Bone Care International, Inc. (a)	817	19,853
Bradley Pharmaceuticals, Inc. (a)	706	14,367
Bruker BioSciences Corp. (a)	1,117	3,865
CancerVax Corp. (a)	863	6,990
Candela Corp. (a)	1,004	11,586
Caraco Pharmaceutical Laboratories Ltd. (a)	474	3,650
Cardiac Science, Inc. (a)	3,587	6,887
Cardiodynamics International Corp. (a)	1,880	8,648
Cell Genesys, Inc. (a)	2,333	20,927
Cell Therapeutics, Inc. (a)	2,630	18,042
Centene Corp. (a)	1,058	45,050
Cepheid, Inc. (a)	2,178	18,774
Cerner Corp. (a)	1,485	64,241
Chattem, Inc. (a)	874	28,187
Ciphergen Biosystems, Inc. (a)	1,209	4,715
Closure Medical Corp. (a)	359	5,112
Computer Programs & Systems, Inc.	337	6,760
Conceptus, Inc. (a)	1,332	12,348
Conmed Corp. (a)	1,552	40,818
Connetics Corp. (a)	1,641	44,340
Corcept Therapeutics, Inc. (a)	235	1,842
Corgentech, Inc. (a)	322	5,497
Corixa Corp. (a)	2,908	12,097
Corvel Corp. (a)	331	9,824
CTI Molecular Imaging, Inc. (a)	1,625	13,114
Cubist Pharmaceuticals, Inc. (a)	2,101	20,758
CuraGen Corp. (a)	2,249	12,370
Curis, Inc. (a)	2,164	9,630
CV Therapeutics, Inc. (a)	1,644	20,550
Cyberonics, Inc. (a)	905	18,516
Cypress Bioscience, Inc. (a)	1,534	17,902
Cytogen Corp. (a)	810	8,537
Cytokinetics, Inc. (a)	395	5,253
Datascope Corp.	609	22,716
deCODE genetics, Inc. (a)	2,508	18,885
Dendreon Corp. (a)	3,017	25,373
Depomed, Inc. (a)	1,101	5,747
Diagnostic Products Corp.	1,182	48,308
Digene Corp. (a)	733	19,029
Discovery Laboratories, Inc. (a)	2,441	16,355
Diversa Corp. (a)	1,234	10,304
DJ Orthopedics, Inc. (a)	933	16,467
Dov Pharmaceutical, Inc. (a)	629	10,781
Durect Corp. (a)	1,585	2,219
Dusa Pharmaceuticals, Inc. (a)	782	8,977
Dyax Corp. (a)	1,367	10,444
Dynavax Technologies Corp. (a)	325	1,768
Eclipsys Corp. (a)	1,906	29,734
Encore Medical Corp. (a)	1,606	7,998
Encysive Pharmaceuticals, Inc. (a)	2,757	24,896
Endocardial Solutions, Inc. (a)	1,146	13,259
Enzo Biochem, Inc. (a)	1,260	18,900
Enzon Pharmaceuticals, Inc. (a)	2,290	36,526
Epix Medical, Inc. (a)	1,190	22,979
eResearch Technology, Inc. (a)	2,322	30,952
Exactech, Inc. (a)	318	6,503
Exelixis, Inc. (a)	3,289	26,509
E-Z-Em-Inc. (a)	344	6,175
First Health Group Corp. (a)	4,783	76,958
First Horizon Pharmaceutical Corp. (a)	1,371	27,434
Genaera Corp. (a)	2,738	10,706
Genelabs Technologies (a)	4,597	11,998
Genencor International, Inc. (a)	390	6,260
Genesis HealthCare Corp. (a)	1,036	31,505
Genta, Inc. (a)	3,167	8,519
Gentiva Health Services, Inc. (a)	1,320	21,608
Geron Corp. (a)	2,355	14,106
GTx, Inc. (a)	283	3,300
Guilford Pharmaceuticals, Inc. (a)	1,773	8,865
Haemonetics Corp/Mass (a)	1,019	33,464
Hanger Orthopedic Group, Inc. (a)	1,118	5,601
Healthcare Services Group	776	13,937
Hollis-Eden Pharmaceuticals (a)	718	7,733
Hologic, Inc. (a)	1,065	20,523
Hooper Holmes, Inc.	2,990	13,395
Human Genome Sciences, Inc. (a)	6,776	73,926
ICU Medical, Inc. (a)	551	14,348
IDX Systems Corp. (a)	1,083	35,143
I-Flow Corp. (a)	947	13,713
ILEX Oncology, Inc. (a)	2,041	51,372
Illumina, Inc. (a)	1,519	8,977
Immucor, Inc. (a)	1,557	38,536
Immunicon Corp. (a)	315	3,150
Immunogen, Inc. (a)	1,912	9,656
Immunomedics, Inc. (a)	2,173	5,650
Impax Laboratories, Inc. (a)	2,540	39,014
Incyte Corp. (a)	3,188	30,700
Indevus Pharmaceuticals, Inc. (a)	2,160	15,314
Inkine Pharmaceutical Co. (a)	2,542	12,913
Inspire Pharmaceuticals, Inc. (a)	1,669	26,253
Integra LifeSciences Holdings Corp. (a)	1,059	34,004
InterMune, Inc. (a)	1,499	17,673
Intuitive Surgical, Inc. (a)	1,750	43,312
Invacare Corp.	1,355	62,330
Inveresk Research Group, Inc. (a)	1,533	56,552
Inverness Medical Innovations, Inc. (a)	701	14,581
Isis Pharmaceuticals, Inc. (a)	2,707	13,264
Isolagen, Inc. (a)	1,155	10,915
Ista Pharmaceuticals, Inc. (a)	385	4,693
IVAX Diagnostics, Inc. (a)	351	1,920
Kensey Nash Corp. (a)	497	13,016
Keryx Biopharmaceuticals, Inc. (a)	1,130	12,645
Kindred Healthcare, Inc. (a)	1,376	33,574
Kos Pharmaceuticals, Inc. (a)	623	22,185
Kosan Biosciences, Inc. (a)	1,103	6,353
KV Pharmaceutical Co. (a)	1,865	33,383
Kyphon, Inc. (a)	1,215	30,108
LabOne, Inc. (a)	890	26,015
Landauer, Inc.	465	21,822
Lannett Co, Inc. (a)	361	3,502
Laserscope (a)	944	19,135
LCA-Vision, Inc.	537	13,849
Lexicon Genetics, Inc. (a)	3,308	21,800
Lifecell Corp. (a)	1,484	14,840
LifePoint Hospitals, Inc. (a)	1,996	59,900
Ligand Pharmaceuticals, Inc. (a)	3,858	38,657
Luminex Corp. (a)	1,401	9,989
Magellan Health Services, Inc. (a)	1,406	51,403
Marshall Edwards, Inc. (a)	375	3,328
Matria Healthcare, Inc. (a)	538	15,231
Maxim Pharmaceuticals, Inc. (a)	1,479	3,949
Maxygen, Inc. (a)	1,176	11,631
Medarex, Inc. (a)	4,131	30,487
Medcath Corp. (a)	315	4,983
Medical Action Industries, Inc. (a)	426	7,084
Medicines Co. (a)	2,491	60,133
Mentor Corp.	2,286	76,992
Merit Medical Systems, Inc. (a)	1,224	18,495
Micro Therapeutics, Inc. (a)	612	2,601
Microtek Medical Holdings, Inc. (a)	2,243	7,088
Microvision, Inc. (a)	973	5,760
Molecular Devices Corp. (a)	658	15,509
Molina Healthcare, Inc. (a)	541	19,206
Myogen, Inc. (a)	729	5,905
Myriad Genetics, Inc. (a)	1,418	24,248
Nabi Biopharmaceuticals (a)	3,006	40,220
Nanogen, Inc. (a)	1,777	6,806
National Healthcare Corp.	351	10,004
NeighborCare, Inc. (a)	1,962	49,737
Neopharm, Inc. (a)	899	7,695
Neose Technologies, Inc. (a)	1,079	8,093
Neurogen Corp. (a)	1,305	8,430
NitroMed, Inc. (a)	514	12,254
Northfield Laboratories, Inc. (a)	993	13,276
Noven Pharmaceuticals, Inc. (a)	1,221	25,446
NPS Pharmaceuticals, Inc. (a)	1,944	42,340
NuVasive, Inc. (a)	339	3,580
Nuvelo, Inc. (a)	1,479	14,613
OCA, Inc. (a)	2,206	10,456
Ocular Sciences, Inc. (a)	1,016	48,738
Odyssey HealthCare, Inc. (a)	1,912	33,938
Omnicell, Inc. (a)	1,136	15,018
Onyx Pharmaceuticals, Inc. (a)	1,810	77,848
Option Care, Inc.	691	10,690
OraSure Technologies, Inc. (a)	2,073	13,060
Orthologic Corp. (a)	1,803	12,693
Orthovita, Inc. (a)	2,119	9,483
Oscient Pharmaceuticals Corp. (a)	3,170	11,254
Owens & Minor, Inc.	2,051	52,095
Pain Therapeutics, Inc. (a)	1,346	9,678
Palatin Technologies, Inc. (a)	2,751	8,005
Palomar Medical Technologies, Inc. (a)	627	13,744
Par Pharmaceutical Cos, Inc. (a)	1,788	64,243
Parexel International Corp. (a)	1,363	26,715
Pediatrix Medical Group, Inc. (a)	1,279	70,153
Penwest Pharmaceuticals Co. (a)	867	9,788
Peregrine Pharmaceuticals, Inc. (a)	6,566	10,571
Perrigo Co.	3,296	67,733
Per-Se Technologies, Inc. (a)	1,184	16,244
Pharmacyclics, Inc. (a)	1,024	10,557
Pharmion Corp. (a)	642	33,189
Pharmos Corp. (a)	4,593	13,228
PolyMedica Corp.	1,372	42,258
Possis Medical, Inc. (a)	838	13,123
Pozen, Inc. (a)	1,252	10,942
Praecis Pharmaceuticals, Inc. (a)	2,733	6,013
Priority Healthcare Corp. (a)	1,494	30,104
Progenics Pharmaceuticals, Inc. (a)	614	8,995
Province Healthcare Co. (a)	2,577	53,911
Proxymed, Inc. (a)	313	3,121
PSS World Medical, Inc. (a)	3,521	35,351
Psychiatric Solutions, Inc. (a)	518	13,131
Quality Systems, Inc. (a)	176	8,890
Quidel Corp. (a)	1,650	7,474
Regeneration Technologies, Inc. (a)	1,212	9,720
Regeneron Pharmaceuticals, Inc. (a)	1,982	17,204
RehabCare Group, Inc. (a)	846	19,483
Renovis, Inc. (a)	311	2,491
Res-Care, Inc. (a)	910	10,784
Rigel Pharmaceuticals, Inc. (a)	522	13,207
Salix Pharmaceuticals, Ltd. (a)(b)	1,879	40,436
Santarus, Inc. (a)	362	3,283
Sciclone Pharmaceuticals, Inc. (a)	2,328	8,288
Seattle Genetics Inc. (a)	1,630	10,709
Select Medical Corp.	4,806	64,545
Serologicals Corp. (a)	1,304	30,422
SFBC International, Inc. (a)	651	17,128
Sierra Health Services (a)	1,201	57,564
Sola International, Inc. (a)	1,669	31,794
Sonic Innovations, Inc. (a)	962	4,387
SonoSite, Inc. (a)	769	20,032
Specialty Laboratories, Inc. (a)	417	4,379
Steris Corp. (a)	3,646	79,993
Sunrise Senior Living, Inc. (a)	848	29,782
SuperGen, Inc. (a)	2,313	14,294
SurModics, Inc. (a)	741	17,599
Sybron Dental Specialties, Inc. (a)	2,013	59,766
Symbion, Inc. (a)	432	6,957
Tanox, Inc. (a)	1,239	20,902
Techne Corp. (a)	2,146	81,934
Telik, Inc. (a)	2,282	50,889
Tercica, Inc. (a)	297	2,673
Thermogenesis (a)	2,330	11,184
Third Wave Technologies, Inc. (a)	1,466	10,086
Thoratec Corp. (a)	2,636	25,358
Transkaryotic Therapies, Inc. (a)	1,530	27,127
Trimeris, Inc. (a)	815	12,266
TriPath Imaging, Inc. (a)	1,436	11,746
United Surgical Partners International, Inc. (a)	1,468	50,426
United Therapeutics Corp. (a)	987	34,476
Urologix, Inc. (a)	734	4,639
Valeant Pharmaceuticals International	4,375	105,525
Ventana Medical Systems (a)	714	36,014
Vertex Pharmaceuticals, Inc. (a)	4,115	43,207
Viasys Healthcare, Inc. (a)	1,608	26,902
Vicuron Pharmaceuticals, Inc. (a)	2,447	35,922
Vion Pharmaceuticals, Inc. (a)	2,891	12,171
VistaCare, Inc. (a)	470	7,196
Visx, Inc. (a)	2,544	52,406
Vital Signs, Inc.	293	9,370
West Pharmaceutical Services, Inc.	1,548	32,276
Wilson Greatbatch Technologies, Inc. (a)	1,116	19,965
Wright Medical Group, Inc. (a)	1,387	34,841
Young Innovations, Inc.	245	8,085
Zila, Inc. (a)	2,368	9,756
Zoll Medical Corp. (a)	480	16,027
Zymogenetics, Inc. (a)	1,013	17,667
		6,385,180
Integrated Oils - 0.1%
Delta Petroleum Corp. (a)	829	10,810
Giant Industries, Inc. (a)	555	13,486
KCS Energy, Inc. (a)	2,553	35,512
Mission Resources Corp. (a)	2,119	13,329
		73,137
Materials & Processing - 9.1%
Aaon, Inc. (a)	455	7,917
Aceto Corp.	833	11,995
Acuity Brands, Inc.	2,224	52,864
Airgas, Inc.	3,142	75,628
AK Steel Holding Corp. (a)	5,677	46,324
Albany International Corp.	1,369	40,810
Albemarle Corp.	1,663	58,355
Alico, Inc.	187	7,966
Allegheny Technologies, Inc.	4,245	77,471
AMCOL International Corp.	1,125	21,510
American Vanguard Corp.	261	9,328
Ameron International Corp.	429	14,114
Anchor Glass Container Corp.	514	4,220
Apogee Enterprises, Inc.	1,434	18,542
Aptargroup, Inc.	1,909	83,939
Arch Chemicals, Inc.	1,215	34,627
Armor Holdings, Inc. (a)	1,491	62,041
Avatar Holdings, Inc. (a)	240	10,188
Barnes Group, Inc.	780	21,427
Bluegreen Corp. (a)	849	9,449
Brady Corp.	950	46,331
Brookfield Homes Corp.	779	20,527
Brush Engineered Materials, Inc. (a)	876	18,142
Buckeye Technologies, Inc. (a)	1,534	17,104
Building Material Holding Corp.	700	19,264
Cabot Microelectronics Corp. (a)	1,296	46,980
Calgon Carbon Corp.	1,770	12,779
Cambrex Corp.	1,364	29,940
Caraustar Industries, Inc. (a)	1,485	24,903
Carpenter Technology	1,191	56,858
Century Aluminum Co. (a)	928	25,733
Ceradyne, Inc. (a)	833	36,577
Chesapeake Corp.	1,019	24,476
CIRCOR International, Inc.	801	15,619
Clarcor, Inc.	1,325	63,163
Cleveland-Cliffs, Inc. (a)	559	45,206
Coeur d'Alene Mines Corp. (a)	11,192	53,050
Comfort Systems USA, Inc. (a)	2,008	13,253
Commercial Metals Co.	1,516	60,216
Compass Minerals International, Inc.	788	17,494
Compx International, Inc. (a)	177	2,832
Corn Products International, Inc.	1,904	87,774
Crompton Corp.	5,983	56,779
Crown Holdings, Inc. (a)	8,625	88,924
Cytec Industries, Inc.	2,031	99,417
Delta & Pine Land Co.	1,974	52,804
Deltic Timber Corp.	517	20,571
DHB Industries, Inc. (a)	1,066	15,137
Drew Industries, Inc. (a)	373	13,372
Dycom Industries, Inc. (a)	2,533	71,912
Eagle Materials, Inc.	983	70,088
ElkCorp	1,029	28,565
EMCOR Group, Inc. (a)	790	29,720
Encore Wire Corp. (a)	828	10,963
Energy Conversion Devices, Inc. (a)	1,052	13,950
Ennis, Inc.	856	18,336
Exide Technologies (a)	1,221	19,353
Ferro Corp.	2,188	47,720
FMC Corp. (a)	1,899	92,234
Georgia Gulf Corp.	1,488	66,350
Gibraltar Steel Corp.	818	29,579
Glatfelter	1,497	18,548
GrafTech International Ltd. (a)	5,079	70,852
Granite Construction, Inc.	1,738	41,538
Graphic Packaging Corp. (a)	3,482	22,563
Great Lakes Chemical Corp.	2,650	67,840
Greif, Inc.	680	28,662
Griffon Corp. (a)	1,275	26,902
HB Fuller Co.	1,488	40,771
Hecla Mining Co. (a)	6,177	45,957
Hercules, Inc. (a)	5,743	81,838
Hexcel Corp. (a)	1,090	15,064
IMC Global, Inc. (a)	6,049	105,192
Imco Recycling, Inc. (a)	712	8,117
Infrasource Services, Inc. (a)	450	4,725
Insituform Technologies, Inc. (a)	1,395	26,045
Integrated Electrical Services, Inc. (a)	1,717	8,259
Interface, Inc. (a)	2,311	18,534
Jacuzzi Brands, Inc. (a)	3,936	36,605
Kaydon Corp.	1,473	42,378
Kronos Worldwide, Inc.	161	6,374
Layne Christensen Co. (a)	515	7,761
Lennox International, Inc.	2,313	34,556
Lone Star Technologies (a)	1,502	56,776
Longview Fibre Co.	2,668	40,687
LSI Industries, Inc.	1,031	10,764
MacDermid, Inc.	1,410	40,834
Maverick Tube Corp. (a)	2,211	68,121
Medis Technologies Ltd. (a)	679	7,632
Metal Management, Inc. (a)	920	16,726
Metals USA, Inc. (a)	1,054	18,698
MGP Ingredients, Inc.	412	4,087
Millennium Chemicals, Inc. (a)	3,393	71,966
Minerals Technologies, Inc.	1,073	63,157
Mobile Mini, Inc. (a)	750	18,600
Mueller Industries, Inc.	1,827	78,470
Myers Industries, Inc.	1,273	13,939
NCI Building Systems, Inc. (a)	1,017	32,442
NewMarket Corp. (a)	717	14,971
NL Industries	412	7,544
NN, Inc.	873	9,996
NS Group, Inc. (a)	957	17,704
Nuco2, Inc. (a)	329	6,406
Octel Corp.	650	13,806
Olin Corp.	3,628	72,560
OM Group, Inc. (a)	1,481	54,145
Omnova Solutions, Inc. (a)	2,099	12,657
Oregon Steel Mills, Inc. (a)	1,386	23,049
Penn Engineering & Manufacturing Corp.	561	10,446
Perini Corp. (a)	336	4,791
PolyOne Corp. (a)	4,783	35,968
Pope & Talbot, Inc.	823	14,485
Potlatch Corp.	1,539	72,041
Quaker Chemical Corp.	430	10,384
Quanex Corp.	858	43,998
Quanta Services, Inc. (a)	3,762	22,760
Reading International, Inc. (a)	753	6,024
Reliance Steel & Aluminum Co.	1,472	58,438
Rock-Tenn Co.	1,526	24,019
Rogers Corp. (a)	865	36,754
Royal Gold, Inc.	857	14,638
RTI International Metals, Inc. (a)	1,107	21,443
Ryerson Tull, Inc.	1,228	21,085
Schnitzer Steel Industries, Inc.	1,024	33,126
Schulman A, Inc.	1,575	34,713
Silgan Holdings, Inc.	572	26,484
Simpson Manufacturing Co., Inc.	959	60,609
Spartech Corp.	1,310	32,881
Steel Dynamics, Inc.	1,954	75,463
Steel Technologies, Inc.	524	13,423
Stepan Co.	276	6,566
Stillwater Mining Co. (a)	2,099	32,534
Sunterra Corp. (a)	969	9,235
Symyx Technologies (a)	1,469	34,595
Terra Industries, Inc. (a)	2,038	17,649
Texas Industries, Inc.	1,106	56,893
The Shaw Group Inc. (a)	3,302	39,624
The Standard Register Co.	612	6,426
Titanium Metals Corp. (a)	340	7,976
Tredegar Corp.	1,447	26,335
Trex Co, Inc. (a)	537	23,778
Ultralife Batteries, Inc. (a)	733	7,455
Universal Forest Products, Inc.	823	28,147
URS Corp. (a)	1,638	43,702
US Concrete, Inc. (a)	1,104	6,823
USEC, Inc.	4,379	45,410
USG Corp. (a)	1,683	30,681
Valence Technology, Inc. (a)	2,831	9,739
Valhi, Inc.	530	7,966
Valmont Industries, Inc.	751	15,673
Washington Group International, Inc. (a)	1,317	45,595
Watsco, Inc.	1,163	34,925
Wausau-Mosinee Paper Corp.	2,385	39,710
WCI Communities, Inc. (a)	1,767	41,171
WD-40 Co.	891	25,483
Wellman, Inc.	1,665	14,119
Wheeling-Pittsburgh Corp. (a)	313	9,800
WR Grace & Co. (a)	3,427	32,385
York International Corp.	2,159	68,203
		5,230,099
Other - 0.3%
GenCorp, Inc.	2,067	28,008
Kaman Corp.	1,103	13,170
Lancaster Colony Corp.	1,412	59,537
Raven Industries, Inc.	404	17,958
Sequa Corp. (a)	326	17,020
Trinity Industries, Inc.	1,915	59,690
Walter Industries, Inc.	1,231	19,721
		215,104
Other Energy - 4.4%
Atlas America, Inc. (a)	120	2,612
Atwood Oceanics, Inc. (a)	567	26,955
Berry Petroleum Co. - Class A	945	34,710
Brigham Exploration Co. (a)	1,159	10,895
Cabot Oil & Gas Corp.	1,718	77,138
Cal Dive International, Inc. (a)	1,996	71,098
Callon Petroleum Co. (a)	537	6,809
Calpine Corp. (a)	21,728	63,011
Capstone Turbine Corp. (a)	4,347	6,651
CARBO Ceramics, Inc.	663	47,829
Cheniere Energy, Inc. (a)	986	19,483
Cimarex Energy Co. (a)	2,161	75,505
Clayton Williams Energy, Inc. (a)	231	4,950
Comstock Resources, Inc. (a)	1,811	37,886
Crosstex Energy, Inc.	124	5,096
Denbury Resources, Inc. (a)	2,855	72,517
Dril-Quip, Inc. (a)	340	7,582
Edge Petroleum Corp. (a)	676	10,796
Encore Acquisition Co. (a)	1,170	40,365
Energy Partners Ltd. (a)	1,261	20,529
Forest Oil Corp. (a)	2,398	72,228
Frontier Oil Corp.	1,386	32,724
FuelCell Energy, Inc. (a)	2,205	22,601
FX Energy, Inc. (a)	1,396	12,620
Global Industries Ltd. (a)	4,242	26,216
Global Power Equipment Group Inc. (a)	1,766	13,086
Grey Wolf, Inc. (a)	9,730	47,580
Gulf Island Fabrication, Inc.	418	9,321
Hanover Compressor Co. (a)	4,012	53,961
Harvest Natural Resources, Inc. (a)	1,877	31,158
Helmerich & Payne, Inc.	2,632	75,512
Holly Corp.	1,062	27,081
Hornbeck Offshore Services, Inc. (a)	317	5,231
Hydril (a)	832	35,734
Input/Output, Inc. (a)	2,322	23,940
Key Energy Services, Inc. (a)	6,818	75,339
KFX, Inc. (a)	2,193	16,908
Lufkin Industries, Inc.	353	13,139
Magnum Hunter Resources, Inc. (a)	3,624	41,821
Matrix Service Co. (a)	895	4,582
McMoRan Exploration Co. (a)	691	9,004
Meridian Resource Corp. (a)	2,736	24,159
Newpark Resources (a)	4,377	26,262
Oceaneering International, Inc. (a)	1,303	48,003
Oil States International, Inc. (a)	1,517	28,368
Parker Drilling Co. (a)	4,924	18,071
Penn Virginia Corp.	952	37,690
Petroleum Development Corp. (a)	848	37,159
Plains Exploration & Production Co. (a)	4,021	95,941
Plug Power, Inc. (a)	2,529	16,211
Quicksilver Resources, Inc. (a)(b)	1,542	50,377
Range Resources Corp.	3,528	61,705
Remington Oil & Gas Corp. (a)	1,128	29,610
Resource America, Inc.	776	18,306
RPC, Inc.	498	8,904
SEACOR Holdings, Inc. (a)	969	45,301
Spinnaker Exploration Co. (a)	1,310	45,902
St Mary Land & Exploration Co.	1,491	59,357
Stone Energy Corp. (a)	1,203	52,643
Superior Energy Services (a)	2,832	36,589
Swift Energy Co. (a)	1,447	34,670
Syntroleum Corp. (a)	1,466	10,291
Tesoro Petroleum Corp. (a)	3,422	101,052
Tetra Technologies, Inc. (a)	1,165	36,173
The Houston Exploration Co. (a)	749	44,453
Todco (a)	630	10,931
Transmontaigne, Inc. (a)	1,134	6,600
Unit Corp. (a)	1,970	69,108
Universal Compression Holdings, Inc. (a)	898	30,595
Veritas DGC, Inc. (a)	1,776	40,457
Vintage Petroleum, Inc.	2,655	53,286
W-H Energy Services, Inc. (a)	1,277	26,498
Whiting Petroleum Corp. (a)	928	28,211
		2,525,086
Producer Durables - 6.9%
Actuant Corp. (a)	1,238	51,018
ADE Corp. (a)	494	8,415
Advanced Energy Industries, Inc. (a)	1,106	10,275
American Superconductor Corp. (a)	1,274	15,823
AO Smith Corp.	889	21,647
Applied Films Corp. (a)	770	13,868
Applied Industrial Technologies, Inc.	894	31,952
Applied Signal Technology, Inc.	513	16,411
Arris Group, Inc. (a)	4,542	23,709
Artesyn Technologies, Inc. (a)	1,795	17,914
Astec Industries, Inc. (a)	718	13,728
ASV, Inc. (a)	407	15,234
Asyst Technologies, Inc. (a)	2,453	12,535
ATMI, Inc. (a)	1,630	33,382
Audiovox Corp. (a)	899	15,139
August Technology Corp. (a)	927	6,368
Axcelis Technologies, Inc. (a)	5,192	42,990
Baldor Electric Co.	1,720	40,695
BE Aerospace, Inc. (a)	1,933	17,590
Beazer Homes USA, Inc.	715	76,426
Belden CDT, Inc.	2,446	53,323
Blount International, Inc. (a)	223	2,921
Brooks Automation, Inc. (a)	2,328	32,941
C&D Technologies, Inc.	1,327	25,240
Cascade Corp.	556	15,435
C-COR, Inc. (a)	2,246	18,979
Champion Enterprises, Inc. (a)	3,678	37,847
Cognex Corp.	2,085	54,627
Cohu, Inc.	1,120	16,554
Credence Systems Corp. (a)	5,026	36,187
CTS Corp.	1,884	23,738
CUNO, Inc. (a)	885	51,109
Curtiss-Wright Corp.	1,096	62,724
Cymer, Inc. (a)	1,920	55,027
Darling International, Inc. (a)	3,334	14,370
DDi Corp. (a)	1,362	6,905
Dionex Corp. (a)	969	53,004
Dominion Homes, Inc. (a)	208	4,955
Ducommun, Inc. (a)	380	8,493
Dupont Photomasks, Inc. (a)	765	13,036
Duratek, Inc. (a)	532	9,464
Electro Scientific Industries, Inc. (a)	1,467	25,452
Engineered Support Systems, Inc.	1,163	53,079
EnPro Industries, Inc. (a)	1,083	26,144
Entegris, Inc. (a)	2,276	18,982
ESCO Technologies, Inc. (a)	676	45,806
Esterline Technologies Corp. (a)	1,106	33,833
Faro Technologies, Inc. (a)	552	11,228
Federal Signal Corp.	2,513	46,692
FEI Co. (a)	1,245	24,601
Flanders Corp. (a)	683	5,867
Flowserve Corp. (a)	2,833	68,502
Franklin Electric Co, Inc.	839	33,224
FSI International, Inc. (a)	1,560	6,521
Gardner Denver, Inc. (a)	1,032	28,452
General Binding Corp. (a)	312	4,380
General Cable Corp. (a)	2,052	21,833
Genlyte Group, Inc. (a)	634	40,823
Headwaters, Inc. (a)	1,753	54,098
Heico Corp.	1,017	17,981
Helix Technology Corp.	1,364	18,544
IDEX Corp.	2,619	88,941
Imagistics International, Inc. (a)	870	29,232
INTAC International (a)	411	3,300
Interdigital Communications Corp. (a)	2,901	47,344
Intevac, Inc. (a)	874	5,489
Ionics, Inc. (a)	961	25,947
Itron, Inc. (a)	1,089	19,003
JLG Industries, Inc.	2,282	38,338
Joy Global, Inc.	2,655	91,279
Kadant, Inc. (a)	747	13,715
Keithley Instruments, Inc.	657	11,465
Kennametal, Inc.	1,905	86,011
Kimball International, Inc.	1,131	15,698
Kulicke & Soffa Industries, Inc. (a)	2,654	14,995
Levitt Corp.	800	18,768
Lincoln Electric Holdings, Inc.	1,755	55,037
Lindsay Manufacturing Co.	614	16,474
Littelfuse, Inc. (a)	1,152	39,779
LTX Corp. (a)	3,180	17,204
M/I Homes, Inc.	633	26,864
Magnetek, Inc. (a)	1,236	9,233
Manitowoc Co.	1,395	49,467
MasTec, Inc. (a)	1,226	6,436
Mattson Technology, Inc. (a)	2,083	16,018
Measurement Specialties, Inc. (a)	558	13,866
Meritage Homes Corp. (a)	553	43,466
Metrologic Instruments, Inc. (a)	548	8,686
Middleby Corp. (a)	233	12,267
Milacron, Inc. (a)	2,001	6,243
Mine Safety Appliances Co.	1,126	45,851
MKS Instruments, Inc. (a)	1,693	25,937
Moog, Inc. (a)	1,359	49,332
MTC Technologies, Inc. (a)	378	10,444
MTS Systems Corp.	1,106	23,502
Mykrolis Corp. (a)	2,155	21,701
NACCO Industries, Inc.	245	21,107
Nordson Corp.	1,386	47,581
Orbital Sciences Corp. (a)	2,542	29,030
Orleans Homebuilders, Inc. (a)	127	2,860
Palm Harbor Homes, Inc. (a)	496	8,358
Paxar Corp. (a)	1,805	40,937
Photon Dynamics, Inc. (a)	869	17,641
Photronics, Inc. (a)	1,698	28,221
Powell Industries, Inc. (a)	355	5,982
Power-One, Inc. (a)	3,335	21,611
Powerwave Technologies, Inc. (a)	5,484	33,781
Presstek, Inc. (a)	1,342	12,977
RAE Systems, Inc. (a)	1,803	10,061
Rayovac Corp. (a)	1,799	47,404
Regal-Beloit Corp.	1,277	30,891
Robbins & Myers, Inc.	568	12,496
Rofin-Sinar Technologies, Inc. (a)	779	22,887
Rudolph Technologies, Inc. (a)	671	11,233
SBA Communications Corp. (a)	2,126	14,882
Semitool, Inc. (a)	850	6,451
Skyline Corp.	356	14,258
Sonic Solutions, Inc. (a)	911	14,867
Spatialight, Inc. (a)	1,226	7,233
Spectralink Corp.	994	9,443
Standex International Corp.	637	15,606
Stewart & Stevenson Services	1,500	26,505
Symmetricom, Inc. (a)	2,344	22,174
Taser International, Inc. (a)	1,258	47,238
Technical Olympic USA, Inc.	480	13,555
Technitrol, Inc. (a)	2,107	41,086
Tecumseh Products Co.	859	35,966
Teledyne Technologies, Inc. (a)	1,695	42,443
Tennant Co.	397	16,090
Terayon Corp. (a)	3,488	7,395
Terex Corp. (a)	2,575	111,755
The Gorman-Rupp Co.	478	9,732
Thomas & Betts Corp. (a)	3,068	82,284
Thomas Industries, Inc.	758	23,801
Transact Technologies, Inc. (a)	446	11,529
TRC Cos, Inc. (a)	475	8,916
Triumph Group, Inc. (a)	828	28,011
Ultratech, Inc. (a)	1,107	17,347
United Industrial Corp.	554	18,221
Varian Semiconductor Equipment Associates, Inc. (a)	1,896	58,586
Veeco Instruments, Inc. (a)	1,349	28,289
Vicor Corp.	998	10,090
Viisage Technology, Inc. (a)	1,194	6,865
Watts Water Technologies, Inc.	1,252	33,616
William Lyon Homes, Inc. (a)	219	19,469
Woodhead Industries, Inc.	632	8,722
Woodward Governor Co.	507	34,217
X-Rite, Inc.	1,083	15,779
Zygo Corp. (a)	933	9,451
		3,952,302
Technology - 11.1%
@Road, Inc. (a)	1,783	7,524
Actel Corp. (a)	1,344	20,429
ActivCard Corp. (a)	2,204	13,533
Actuate Corp. (a)	2,701	9,535
Adaptec, Inc. (a)	5,697	43,297
Advanced Digital Information Corp. (a)	3,351	29,154
Aeroflex, Inc. (a)	3,446	36,424
Agile Software Corp. (a)	2,724	21,601
Agilysys, Inc.	1,500	25,935
Airspan Networks, Inc. (a)	1,607	8,726
Alliance Semiconductor Corp. (a)	1,065	3,685
Altiris, Inc. (a)	1,085	34,340
AMIS Holdings, Inc. (a)	1,630	22,038
Anaren, Inc. (a)	1,080	14,537
Anixter International, Inc. (a)	1,548	54,319
Ansoft Corp. (a)	374	5,947
answerthink, Inc. (a)	2,349	12,567
Ansys, Inc. (a)	802	39,883
Anteon International Corp. (a)	1,408	51,603
Ariba, Inc. (a)	3,122	29,159
Artisan Components, Inc. (a)	1,202	34,990
Ascential Software Corp. (a)	3,097	41,717
AsiaInfo Holdings, Inc. (a)	1,843	8,994
Aspect Communications Corp. (a)	2,123	21,081
Aspen Technology, Inc. (a)	2,156	15,070
Atheros Communications, Inc. (a)	485	4,947
Authentidate Holding Corp. (a)	1,510	9,151
Avanex Corp. (a)	4,160	8,486
BEI Technologies, Inc.	579	15,865
Bel Fuse, Inc.	435	14,390
Benchmark Electronics, Inc. (a)	2,144	63,891
BioVeris Corp. (a)	1,072	6,657
Black Box Corp.	843	31,149
Blue Coat Systems, Inc. (a)	468	6,739
Borland Software Corp. (a)	4,217	35,212
Brocade Communications Systems, Inc. (a)	13,547	76,541
CACI International, Inc. - Class A (a)	1,522	80,331
California Micro Devices CP (a)	1,101	8,511
Captaris, Inc. (a)	1,677	7,144
Carrier Access Corp. (a)	1,045	7,263
Catapult Communications Corp. (a)	292	5,501
Checkpoint Systems, Inc. (a)	1,962	30,548
Cherokee International Corp. (a)	371	3,113
Chordiant Software, Inc. (a)	3,743	10,892
Ciber, Inc. (a)	2,663	20,026
Cirrus Logic, Inc. (a)	4,406	21,017
Clarus Corp. (a)	691	6,046
Coherent, Inc. (a)	1,576	40,881
CommScope, Inc. (a)	2,812	60,739
Compucom Systems, Inc. (a)	1,277	5,849
Comtech Telecommunications (a)	742	20,108
Concord Communications, Inc. (a)	955	8,523
Concur Technologies, Inc. (a)	1,366	14,329
Corvis Corp. (a)	20,327	16,262
Covansys Corp. (a)	1,048	12,094
Cray, Inc. (a)	4,475	15,797
CSG Systems International (a)	2,817	43,410
Cubic Corp.	816	18,686
Cyberguard Corp. (a)	726	4,291
Cyberoptics Corp. (a)	387	5,975
Daktronics, Inc. (a)	752	18,386
Dendrite International, Inc. (a)	1,885	30,386
Digi International, Inc. (a)	1,120	12,802
Digimarc Corp. (a)	807	7,295
Digital River, Inc. (a)	1,664	49,554
DigitalNet Holdings, Inc. (a)	320	9,669
Digitas, Inc. (a)	2,803	21,667
Diodes, Inc. (a)	373	9,608
Ditech Communications Corp. (a)	1,485	33,249
Dot Hill Systems Corp. (a)	2,265	18,165
Drexler Technology Corp. (a)	509	4,662
DRS Technologies, Inc. (a)	1,236	46,276
DSP Group, Inc. (a)	1,523	32,059
E.piphany, Inc. (a)	3,967	15,987
Eagle Broadband, Inc. (a)	10,002	7,201
Echelon Corp. (a)	1,461	11,513
eCollege.com, Inc. (a)	830	8,010
EDO Corp.	818	22,700
Electronics for Imaging (a)	2,798	45,440
Embarcadero Technologies, Inc. (a)	1,108	9,374
EMS Technologies, Inc. (a)	579	9,988
Emulex Corp. (a)	4,292	49,444
Enterasys Networks, Inc. (a)	10,971	17,554
Entrust, Inc. (a)	3,320	8,400
Epicor Software Corp. (a)	1,989	23,928
EPIQ Systems, Inc. (a)	712	11,093
Equinix, Inc. (a)	507	15,600
ESS Technology (a)	1,750	11,988
Exar Corp. (a)	2,136	30,246
Excel Technology, Inc. (a)	626	16,163
Extreme Networks, Inc. (a)	5,639	25,094
F5 Networks, Inc. (a)	1,800	54,828
FalconStor Software, Inc. (a)	1,378	10,266
File Net Corp. (a)	2,034	35,514
Finisar Corp. (a)	8,637	11,228
Formfactor, Inc. (a)	1,448	28,048
Gartner, Inc. (a)	3,578	41,827
Gateway, Inc. (a)	11,630	57,569
Genesis Microchip, Inc. (a)	1,676	22,626
Harmonic, Inc. (a)	3,750	24,938
Herley Industries, Inc. (a)	596	11,139
Hutchinson Technology, Inc. (a)	1,362	36,406
Hyperion Solutions Corp. (a)	2,037	69,238
Identix, Inc. (a)	4,607	30,683
iGate Corp. (a)	1,088	4,004
II-VI, Inc. (a)	586	20,516
Imation Corp.	1,852	65,913
Inet Technologies, Inc. (a)	1,217	15,310
Infocrossing, Inc. (a)	819	12,952
InFocus Corp. (a)	2,067	18,934
Infonet Services Corp. (a)	3,263	5,351
Informatica Corp. (a)	4,478	26,196
Innovative Solutions & Support, Inc. (a)	364	8,929
Integrated Device Technology, Inc. (a)	5,505	52,463
Integrated Silicon Solutions, Inc. (a)	1,863	13,544
Intergraph Corp. (a)	1,907	51,813
Intermagnetics General Corp. (a)	1,318	30,512
Internet Capital Group, Inc. (a)	1,988	12,842
Internet Security Systems (a)	2,123	36,091
Inter-Tel, Inc.	1,074	23,220
Intervideo, Inc. (a)	447	5,364
InterVoice, Inc. (a)	1,876	20,205
Interwoven, Inc. (a)	2,111	15,284
Invision Technologies, Inc. (a)	913	41,076
Iomega Corp. (a)	2,691	12,513
Ixia (a)	1,380	13,414
IXYS Corp. (a)	981	7,044
j2 Global Communications, Inc. (a)	983	31,053
JDA Software Group, Inc. (a)	1,343	14,531
Jupitermedia Corp. (a)	816	14,525
Keane, Inc. (a)	2,637	40,504
Kemet Corp. (a)	4,514	36,518
Keynote Systems, Inc. (a)	803	11,370
Kintera, Inc. (a)	311	2,936
Komag, Inc. (a)	1,436	19,960
Kopin Corp. (a)	3,659	14,892
KVH Industries, Inc. (a)	753	5,437
Lattice Semiconductor Corp. (a)	5,908	29,008
Lawson Software, Inc. (a)	2,903	16,257
LeCroy Corp. (a)	407	6,801
Lexar Media, Inc. (a)	3,697	31,018
Lionbridge Technologies (a)	2,433	20,899
Macrovision Corp. (a)	2,575	62,006
Magma Design Automation, Inc. (a)	1,286	19,393
Manhattan Associates, Inc. (a)	1,576	38,486
Mantech International Corp. - Class A (a)	879	16,455
Manugistics Group, Inc. (a)	2,866	6,821
MAPICS, Inc. (a)	1,242	11,240
Mapinfo Corp. (a)	1,055	11,394
Matrixone, Inc. (a)	2,540	12,852
Maxwell Technologies, Inc. (a)	572	5,897
McData Corp. (a)	6,135	30,859
Mentor Graphics Corp. (a)	3,658	40,110
Mercury Computer Systems, Inc. (a)	1,108	29,827
Merge Technologies, Inc. (a)	573	9,890
Merix Corp. (a)	940	9,738
Methode Electronics, Inc.	1,853	23,700
Micrel, Inc. (a)	3,573	37,195
MICRO Systems, Inc. (a)	841	42,109
Micromuse, Inc. (a)	4,088	15,044
Microsemi Corp. (a)	3,105	43,780
MicroStrategy, Inc. (a)	626	25,722
Microtune, Inc. (a)	2,600	13,728
Mindspeed Technologies, Inc. (a)	5,195	10,390
MIPS Technologies, Inc. (a)	2,139	12,192
Mobility Electronics, Inc. (a)	1,290	10,630
Monolithic System Technology, Inc. (a)	1,219	5,290
MRO Software, Inc. (a)	1,021	10,210
MRV Communications, Inc. (a)	5,515	13,787
MSC.Software Corp. (a)	1,429	11,489
Net2Phone, Inc. (a)	1,863	5,999
Netegrity, Inc. (a)	1,715	12,880
Netgear, Inc. (a)	1,130	13,809
NetIQ Corp. (a)	2,979	31,875
Netscout Systems, Inc. (a)	1,239	6,604
Network Equipment Technologies, Inc. (a)	1,252	8,276
Newport Corp. (a)	2,055	23,571
NMS Communications Corp. (a)	2,428	11,849
Novatel Wireless, Inc. (a)	963	22,630
Omnivision Technologies, Inc. (a)	2,905	41,106
ON Semiconductor Corp. (a)	6,284	19,669
Open Solutions, Inc. (a)	621	15,506
Openwave Systems, Inc. (a)	3,357	29,609
Oplink Communications, Inc. (a)	5,583	9,994
Opnet Technologies, Inc. (a)	615	6,310
Opsware, Inc. (a)	2,679	15,029
Optical Communication Products, Inc. (a)	959	2,004
OSI Systems, Inc. (a)	687	11,061
Overland Storage, Inc. (a)	714	9,989
Packeteer, Inc. (a)	1,714	18,528
PalmOne, Inc. (a)	2,183	66,451
PalmSource, Inc. (a)	764	15,845
Paradyne Networks Corp. (a)	2,056	9,458
Parametric Technology Corp. (a)	14,000	73,920
Park Electrochemical Corp.	903	19,144
PC-Tel, Inc. (a)	1,093	9,028
PDF Solutions, Inc. (a)	762	9,258
Pec Solutions, Inc. (a)	603	7,067
Pegasystems, Inc. (a)	590	4,118
Pericom Semiconductor Corp. (a)	1,157	11,177
Perot Systems Corp. (a)	3,971	63,774
Pinnacle Systems, Inc. (a)	3,593	14,983
Pixelworks, Inc. (a)	2,115	21,171
Planar Systems, Inc. (a)	764	8,564
Plexus Corp. (a)	2,248	24,818
PLX Technology, Inc. (a)	1,032	7,441
Power Integrations, Inc. (a)	1,440	29,419
Progress Software Corp. (a)	1,643	32,696
QAD, Inc.	669	4,663
Quantum Corp. (a)	9,410	21,737
Quest Software, Inc. (a)	2,597	28,879
Radisys Corp. (a)	979	13,657
RealNetworks, Inc. (a)	5,875	27,377
Redback Networks, Inc. (a)	1,630	8,509
Remec, Inc. (a)	3,213	15,133
Retek, Inc. (a)	2,913	13,283
RF Micro Devices, Inc. (a)	9,704	61,523
RSA Security, Inc. (a)	3,225	62,242
Safeguard Scientifics, Inc. (a)	6,252	11,691
SafeNet, Inc. (a)	1,241	32,738
Sapient Corp. (a)	4,113	31,382
SBS Technologies, Inc. (a)	797	9,723
ScanSoft, Inc. (a)	4,215	17,197
Scansource, Inc. (a)	655	41,789
Seachange International, Inc. (a)	1,277	20,419
Secure Computing Corp. (a)	1,858	14,102
Seebeyond Technology Corp. (a)	2,590	7,977
Serena Software, Inc. (a)	1,311	21,933
SI International, Inc. (a)	262	5,740
Sigmatel, Inc. (a)	1,284	27,234
Silicon Graphics, Inc. (a)	13,633	19,495
Silicon Image, Inc. (a)	3,866	48,866
Silicon Storage Technology, Inc. (a)	4,240	27,009
Siliconix, Inc. (a)	306	10,964
SimpleTech, Inc. (a)	1,053	3,854
Sipex Corp. (a)	1,033	5,423
Sirf Technology Holdings, Inc. (a)	572	8,140
Skyworks Solutions, Inc. (a)	7,817	74,261
SonicWALL, Inc. (a)	3,105	20,990
SPSS, Inc. (a)	739	9,851
SRA International, Inc. - Class A (a)	680	35,061
SS&C Technologies, Inc.	709	13,847
Staktek Holdings, Inc. (a)	534	2,083
Standard Microsystems Corp. (a)	961	16,827
Stellent, Inc. (a)	1,060	8,173
Stratasys, Inc. (a)	479	15,115
Stratex Networks, Inc. (a)	4,396	9,847
Suntron Corp. (a)	127	629
Supertex, Inc. (a)	466	9,054
SupportSoft, Inc. (a)	1,895	18,457
Sycamore Networks, Inc. (a)	9,116	34,458
SYKES Enterprises, Inc. (a)	1,306	5,995
Synaptics, Inc. (a)	1,149	23,164
SYNNEX Corp. (a)	342	6,053
Syntel, Inc.	383	6,331
Sypris Solutions, Inc.	353	4,818
Talx Corp.	712	16,440
Tekelec (a)	2,591	43,218
Terremark Worldwide, Inc. (a)	15,677	10,033
Tessera Technologies, Inc. (a)	1,258	27,802
Tier Technologies, Inc. (a)	866	8,357
TippingPoint Technologies, Inc. (a)	171	4,080
Titan Corp. (a)	4,382	61,217
Transaction Systems Architects, Inc. (a)	1,942	36,092
Transmeta Corp. (a)	7,778	9,800
Trident Microsystems, Inc. (a)	979	9,859
Trimble Navigation Ltd. (a)	2,646	83,614
Tripath Technology, Inc. (a)	1,786	3,036
Triquint Semiconductor, Inc. (a)	7,108	27,721
Trizetto Group (a)	1,637	9,544
TTM Technologies, Inc. (a)	2,128	18,918
Tumbleweed Communications Corp. (a)	2,490	6,300
Tyler Technologies, Inc. (a)	1,917	16,946
Ulticom, Inc. (a)	540	7,976
Ultimate Software Group, Inc. (a)	798	9,799
Universal Display Corp. (a)	1,086	9,144
UNOVA, Inc. (a)	2,504	35,181
Varian, Inc. (a)	1,811	68,583
Verint Systems, Inc. (a)	610	22,472
Verity, Inc. (a)	1,555	20,028
Versata, Inc. (a)	2	3
Verso Technologies, Inc. (a)	6,941	6,594
Viasat, Inc. (a)	1,088	21,869
Vignette Corp. (a)	15,079	20,055
Vitesse Semiconductor Corp. (a)	11,336	30,947
WatchGuard Technologies (a)	1,748	8,181
WebEx Communications, Inc. (a)	1,573	34,323
webMethods, Inc. (a)	2,416	12,853
Websense, Inc. (a)	1,198	49,921
Westell Technologies, Inc. (a)	2,570	13,287
WilTel Communications Group, Inc. (a)	1,170	12
Wind River Systems, Inc. (a)	3,708	45,238
Witness Systems, Inc. (a)	1,072	17,227
WJ Communications (a)	1,653	4,033
Xybernaut Corp. (a)	9,237	10,345
Zhone Technologies, Inc. (a)	2,362	7,251
Zix Corp. (a)	1,089	4,988
Zoran Corp. (a)	2,231	35,071
		6,374,377
Utilities - 3.8%
AirGate PCS, Inc. (a)	617	12,093
Alamosa Holdings, Inc. (a)	3,321	25,372
Alaska Communications Systems Group, Inc. (a)	513	2,873
American States Water Co.	796	19,820
Aquila, Inc. (a)	10,216	31,874
Arch Wireless, Inc. (a)	926	26,604
Atmos Energy Corp.	2,732	68,819
Avista Corp.	2,527	45,739
Black Hills Corp.	1,693	47,032
Boston Communications Group (a)	957	8,393
California Water Service Group	829	24,348
Cascade Natural Gas Corp.	586	12,441
Centennial Communications Corp. (a)	619	3,640
Central Vermont Public Service Corp.	632	12,709
CH Energy Group, Inc.	823	37,693
Cincinnati Bell, Inc. (a)	12,797	44,662
Cleco Corp.	2,483	42,807
CMS Energy Corp. (a)	8,541	81,310
Commonwealth Telephone Enterprises, Inc. (a)	1,126	49,037
Connecticut Water Service, Inc.	417	11,025
CT Communications, Inc.	986	13,597
D&E Communications, Inc.	679	7,808
Dobson Communications Corp. (a)	5,749	7,646
Duquesne Light Holdings, Inc.	3,979	71,463
El Paso Electric Co. (a)	2,485	39,934
Energen Corp.	1,898	97,842
EnergySouth, Inc.	354	9,646
General Communication (a)	2,372	21,467
Golden Telecom, Inc.	739	21,084
Idacorp, Inc.	1,994	57,946
Intrado, Inc. (a)	902	9,119
ITC Deltacom, Inc. (a)	655	2,889
Mediacom Communications Corp. (a)	3,444	22,489
Metrocall Holdings, Inc. (a)	285	18,482
MGE Energy, Inc.	972	30,929
Middlesex Water Co.	553	9,910
New Jersey Resources Corp.	1,439	59,575
Nicor, Inc.	2,301	84,447
North Pittsburgh Systems, Inc.	784	16,237
Northwest Natural Gas Co.	1,426	45,247
NUI Corp.	834	11,126
Otter Tail Corp.	1,351	34,450
Peoples Energy Corp.	1,961	81,734
Piedmont Natural Gas Co.	1,988	87,353
PNM Resources, Inc.	3,155	71,019
Price Communications Corp. (a)	2,094	31,933
Primus Telecommunications GP (a)	3,866	5,683
PTEK Holdings, Inc. (a)	2,678	22,950
Shenandoah Telecom Co.	343	8,784
Sierra Pacific Resources (a)	6,124	54,810
SJW Corp.	337	11,128
South Jersey Industries, Inc.	717	34,237
Southern Union Co. (a)	3,090	63,345
Southwest Gas Corp.	1,811	43,373
Southwest Water Co.	862	10,559
Southwestern Energy Co. (a)	1,884	79,109
SureWest Communications	761	21,818
Talk America Holdings, Inc. (a)	1,394	7,291
The Empire District Electric Co.	1,325	27,229
The Laclede Group Inc.	1,082	31,627
Time Warner Telecom, Inc. (a)	2,592	12,442
Triton PCS Holdings, Inc. (a)	1,993	5,102
Ubiquitel, Inc. (a)	3,674	14,696
UIL Holdings Corp.	651	32,023
Unisource Energy Corp.	1,783	43,416
WGL Holdings, Inc.	2,541	71,809
		2,175,094
TOTAL COMMON STOCKS (Cost $48,575,406)		$51,696,215

CORPORATE BONDS - 0.0%
Materials & Processing - 0.0%
Brookfield Homes Corp.
12.00% due 06/30/2020	$3,000	3,090
TOTAL CORPORATE BONDS (Cost $3,000)		$3,090

U.S. TREASURY OBLIGATIONS - 4.3%
U.S. Treasury Bills - 4.3%
0.00% due 12/16/2004	2,450,000	2,441,616
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,441,594)		$2,441,616

INVESTMENT COMPANIES - 1.7%
Index Funds - 1.7%
iShares Russell 2000 Index Fund	8,755	996,757
TOTAL INVESTMENT COMPANIES (Cost $809,393)		$996,757

SHORT TERM INVESTMENTS(d) - 4.0%
Northern Institutional Diversified Assets Portfolio	2,305,806	$2,305,806
TOTAL SHORT TERM INVESTMENTS (Cost $2,305,806)		$2,305,806

Total Investments (Cost $54,135,200)(c) - 99.9%		57,443,484

Other Assets in Excess of Liabilities - 0.1%		37,108

TOTAL NET ASSETS - 100.0%		$57,480,592

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Denominated
(c) For federal income tax purposes, cost is $54,397,953 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $8,215,877 and ($5,154,371), with a net appreciation / depreciation of $3,061,506.

(d) Securities and other assets with an aggregate value of $4,936,400 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of September 30, 2004:

Type	Contracts	Unrealized Appreciation/ (Depreciation)
Russell 2000 Index (12/04)	15	$14,875
Russell 2000 Index Mini (12/04)	11	$1,100

Schedule of Investments
EAFE INTERNATIONAL INDEX PORTFOLIO
September 30, 2004 (Unaudited)

COMMON STOCKS - 96.5%
Australia - 4.3%
Alumina Ltd	4,135	$16,833
Amcor Ltd	3,200	16,643
AMP Ltd	6,680	30,145
Australia & New Zealand Banking Group Ltd.	6,647	91,577
Australian Gas Light Co Ltd.	1,700	16,439
BHP Billiton Ltd.	13,736	142,877
BlueScope Steel Ltd.	2,827	17,815
Boral Ltd.	2,100	10,481
Brambles Industries Ltd.	3,558	18,247
Coca-Cola Amatil Ltd.	1,715	8,721
Coles Myer Ltd.	3,993	27,043
Commonwealth Bank of Australia	4,640	101,468
CSL Ltd.	700	14,400
Foster's Group Ltd.	7,446	25,511
General Property Trust	7,363	19,680
Insurance Australia Group Ltd.	6,200	23,353
John Fairfax Holdings Ltd.	3,300	8,868
Lend Lease Corp. Ltd.	1,325	10,961
Macquarie Bank Ltd.	800	21,047
Macquarie Infrastructure Group	7,100	19,234
National Australia Bank Ltd.	5,537	108,209
Newcrest Mining Ltd.	1,200	13,203
News Corp Ltd.	4,994	41,275
Orica Ltd.	1,000	12,531
Origin Energy Ltd.	2,400	10,552
QBE Insurance Group Ltd.	2,454	23,286
Rinker Group Ltd.	3,500	21,879
Rio Tinto Ltd.	1,183	32,537
Santos Ltd.	2,166	11,532
Stockland	4,648	19,157
Suncorp-Metway Ltd.	2,000	22,165
TABCORP Holdings Ltd.	1,479	16,338
Telstra Corp.	7,912	26,649
Wesfarmers Ltd.	1,321	30,620
Westpac Bkg Corp.	6,588	84,608
WMC Resources Ltd.	4,135	16,054
Woodside Petroleum Ltd.	1,700	24,012
Woolworths Ltd.	3,770	37,194
		1,193,144
Austria - 0.2%
Erste Bank der Oesterreichischen Sparkassen AG	400	16,643
OMV AG	77	17,740
Telekom Austria AG	1,000	14,010
		48,393
Belgium - 1.2%
AGFA-Gevaert NV	300	8,700
Belgacom SA (a)	600	21,492
Delhaize Group	253	16,073
Dexia	2,336	43,636
Electrabel	124	44,555
Fortis	4,277	101,779
Groupe Bruxelles Lambert SA	235	16,388
Interbrew SA	562	18,734
KBC Bancassurance Holding	412	26,813
Solvay SA	275	25,445
UCB SA	345	18,369
		341,984
Bermuda - 0.1%
Esprit Holdings Ltd.	2,600	13,203
Li & Fung Ltd.	5,900	8,474
		21,677
Denmark - 1.0%
AP Moller - Maersk A/S	17	130,232
Danisco A/S	200	10,548
Danske Bank A/S	1,695	44,556
ISS A/S	200	10,598
Novo-Nordisk A/S - Class B	984	53,868
Novozymes A/S	200	9,013
TDC A/S	512	18,116
Vestas Wind System	600	8,687
		285,618
Finland - 1.3%
Fortum Oyj	1,200	16,767
Kone OYJ	100	6,023
Nokia OYJ	17,634	242,668
Sampo Oyj	1,000	11,054
Stora Enso Oyj	2,331	31,499
Tietoenator Oyj	300	8,689
UPM-Kymmene Oyj	1,910	36,366
		353,066
France - 9.4%
Accor SA	646	25,177
Air Liquide	724	113,539
Alcatel SA	4,427	51,739
Atos Origin	200	11,041
Autoroutes du Sud de la France	300	13,712
AXA	4,834	97,802
BNP Paribas SA	3,010	194,398
Bouygues SA	705	26,443
Cap Gemini SA	455	10,698
Carrefour SA	2,078	97,738
Casino Guichard Perrachon SA	74	5,643
Cie de Saint-Gobain	1,119	57,440
Cie Generale d'Optique Essilor International SA	320	20,568
Compagnie Generale des Etablissements Michelin	538	27,343
Credit Agricole SA	2,400	65,458
Dassault Systemes SA	200	9,345
France Telecom SA	4,109	102,374
Groupe Danone	900	70,757
Lafarge SA	620	54,249
Lagardere S.C.A.	420	26,051
L'Oreal SA	1,155	75,670
LVMH Moet Hennessy Louis Vuitton SA	921	61,484
Pernod-Ricard	167	22,173
Peugeot SA	651	40,104
Pinault-Printemps-Redoute	257	23,604
Publicis Groupe	400	11,431
Renault SA	690	56,432
Sanofi-Aventis	4,215	305,726
Schneider Electric SA	731	47,256
Societe Generale	1,239	109,642
Societe Television Francaise 1	400	11,347
Sodexho Alliance SA	364	9,630
Suez SA	2,940	63,025
Technip SA	43	6,943
Thales SA	287	9,553
Thomson	900	18,846
Total SA	2,093	426,319
Unibail	200	24,082
Valeo SA	227	8,311
Veolia Environnement	1,000	28,777
Vinci SA	285	32,795
Vivendi Universal SA	3,709	95,034
		2,569,699
Germany - 6.6%
ADIDAS-SALOMON AG	200	27,870
Allianz AG	1,125	113,038
Altana AG	300	17,475
BASF AG	2,012	118,198
Bayer AG	2,396	65,468
Bayer Hypo-vereins	2,100	40,114
Commerzbank AG	1,900	35,161
Continental AG	500	27,138
DaimlerChrysler AG	3,124	128,622
Deutsche Bank AG	1,937	138,932
Deutsche Boerse AG	400	20,245
Deutsche Lufthansa AG	700	8,190
Deutsche Post AG	1,632	31,641
Deutsche Telekom AG	9,196	170,179
E.ON AG	2,322	170,872
Fresenius Medical Care AG	100	7,663
HeidelbergCement AG	200	9,352
Hypo Real Estate Holding AG	450	15,370
Infineon Technologies AG	2,300	23,481
Linde AG	300	17,274
MAN AG	400	13,662
Merck KGaA	200	11,302
Metro AG	500	22,232
Muenchener Rueckversicherungs AG	585	56,164
Puma AG Rudolf Dassler Sport	100	26,703
RWE AG	1,400	66,770
SAP AG	732	114,098
Schering AG	615	38,726
Siemens AG	2,960	216,903
ThyssenKrupp AG	1,100	21,340
TUI AG	500	9,309
Volkswagen AG	807	31,001
		1,814,493
Greece - 0.3%
Alpha Bank AE	820	20,898
EFG Eurobank Ergasias SA	700	16,432
Hellenic Telecommunications Organization SA	900	12,095
National Bank of Greece SA	858	20,865
OPAP SA	600	11,610
Public Power Corp.	400	9,916
		91,816
Hong Kong - 1.4%
Bank of East Asia Ltd.	4,800	13,480
BOC Hong Kong Holdings Ltd.	13,600	24,852
Cheung Kong (Holdings) Ltd.	5,522	47,267
CLP Holdings Ltd.	6,646	38,011
Hang Seng Bank Ltd.	2,798	37,316
Henderson Land Development Co. Ltd.	2,700	12,915
Hong Kong & China Gas	13,447	25,090
HongKong Electric Holdings	5,070	22,496
Hutchison Telecommunications	104	-
Hutchison Whampoa Ltd.	7,818	61,156
PCCW Ltd.	12,800	8,454
Sun Hung Kai Properties Ltd.	4,823	45,459
Swire Pacific Ltd. - Class A	3,416	23,765
Wharf Holdings Ltd.	4,500	15,148
		375,409
Ireland (Republic of) - 0.4%
Bank of Ireland	3,600	48,513
Depfa Bank Plc	1,300	17,680
Elan Corp Plc	1,400	32,863
		99,056
Italy - 3.8%
Alleanza Assicurazioni SpA	1,700	19,657
Assicurazioni Generali SpA	3,547	97,491
Autostrade SpA	600	12,847
Banca Antonveneta SpA	800	16,534
Banca Intesa SpA	11,965	45,473
Banca Intesa SpA	3,400	10,071
Banca Monte dei Paschi di Siena SpA	4,000	11,799
Banca Nazionale del Lavoro SpA	4,387	9,726
Banca Popolare di Milano SCRL	1,400	8,781
Banche Popolari Unite Scrl	1,200	19,897
Banco Popolare di Verona e Novara Scrl	1,400	24,552
Capitalia SpA	5,218	19,183
Enel SpA	8,893	72,677
ENI SpA	9,565	214,310
Fiat SpA	1,900	13,687
Finmeccanica SpA	21,700	15,308
Luxottica Group SpA	500	8,955
Mediaset SpA	2,163	24,554
Mediobanca SpA	1,750	23,126
Riunione Adriatica di Sicurta SpA	1,100	21,135
Sanpaolo IMI SpA	3,427	38,690
Snam Rete Gas SpA	3,200	15,461
Telecom Italia SpA	30,230	93,301
Telecom Italia SpA	21,247	48,687
TIM SpA	13,956	75,227
Unicredito Italiano SpA	16,159	81,482
		1,042,611
Japan - 21.6%
Acom Co Ltd	300	18,564
Advantest Corp.	300	17,829
Aeon Co Ltd	1,800	28,973
Aiful Corp.	200	19,616
Aisin Seiki Co Ltd	600	14,807
Ajinomoto Co., Inc.	2,100	24,008
Asahi Breweries Ltd.	1,400	14,252
Asahi Glass Co. Ltd.	2,800	25,481
Asahi Kasei Corp.	4,500	19,435
Bridgestone Corp.	2,400	44,531
Canon, Inc.	3,100	145,697
Casio Computer Co. Ltd.	700	8,250
Central Japan Railway Co.	9	70,716
Chubu Electric Power Co., Inc.	2,400	50,737
Chugai Pharmaceutical Co. Ltd.	1,000	14,417
Citizen Watch Co. Ltd.	1,000	9,790
Credit Saison Co Ltd.	500	15,379
CSK Corp.	200	7,857
Dai Nippon Printing Co. Ltd.	2,400	32,097
Daiichi Pharmaceutical Co. Ltd.	900	15,491
Daikin Industries Ltd.	700	16,926
Daito Trust Construction Co. Ltd.	300	12,140
Daiwa House Industry Co. Ltd.	1,800	17,589
Daiwa Securities Group, Inc.	4,400	27,866
Denso Corp.	1,900	44,908
East Japan Railway	22	113,778
Eisai Co. Ltd.	900	24,498
Fanuc Ltd.	500	26,312
Fast Retailing Co. Ltd.	200	13,592
Fuji Photo Film Co. Ltd.	1,700	55,836
Fujisawa Pharmaceutical Co. Ltd.	1,000	22,547
Fujitsu Ltd.	6,200	35,834
Hirose Electric Co. Ltd.	100	9,119
Hitachi Ltd.	11,700	70,700
Hokkaido Electric Power Co., Inc.	600	10,741
Honda Motor Co. Ltd.	2,900	140,507
Hoya Corp.	400	41,918
Isetan Co. Ltd.	600	6,173
Itochu Corp.	4,900	20,896
Ito-Yokado Co. Ltd.	1,200	41,156
Japan Tobacco, Inc.	6	50,193
JFE Holdings, Inc.	1,900	54,131
JSR Corp.	700	11,305
Kajima Corp.	3,300	10,779
Kaneka Corp.	1,000	9,817
Kao Corp.	2,000	44,186
Kawasaki Kisen Kaisha Ltd.	1,700	11,630
Keihin Electric Express Railway Co. Ltd.	1,400	7,926
Keio Electric Railway Co. Ltd.	2,000	10,434
Keyence Corp.	100	21,032
Kintetsu Corp.	5,600	18,800
Kirin Brewery Co. Ltd.	2,500	21,594
Kobe Steel Ltd.	8,700	12,630
Komatsu Ltd.	3,500	22,483
Konica Minolta Holdings, Inc.	1,600	21,877
Kubota Corp.	3,900	18,400
Kuraray Co. Ltd.	1,300	9,743
Kyocera Corp.	600	42,190
Kyowa Hakko Kogyo Co. Ltd.	1,300	8,481
Kyushu Electric Power Co, Inc.	1,500	28,104
Lawson, Inc.	200	6,932
Marubeni Corp.	4,700	12,452
Marui Co. Ltd.	1,100	13,823
Matsushita Electric Industrial Co. Ltd.	8,100	108,108
Matsushita Electric Works Ltd.	1,100	8,693
Millea Holdings, Inc.	7	90,187
Mitsubishi Chemical Corp.	6,000	18,183
Mitsubishi Elec Co.	6,300	29,895
Mitsubishi Estate Co. Ltd.	3,600	37,563
Mitsubishi Heavy Industries Ltd.	10,500	29,628
Mitsubishi Tokyo Financial Group, Inc.	26	216,794
Mitsubishi Corp.	4,000	43,225
Mitsui & Co. Ltd.	4,600	38,523
Mitsui Chemicals, Inc.	2,200	10,859
Mitsui Fudosan Co. Ltd.	2,600	27,034
Mitsui OSK Lines Ltd.	3,300	19,791
Mitsui Sumitomo Insurance Co. Ltd.	4,600	37,939
Mitsui Trust Holdings, Inc.	2,000	12,612
Mizuho Financial Group, Inc.	26	97,664
Murata Manufacturing Co. Ltd.	800	38,470
NEC Electronics Corp.	100	5,108
NEC Corp.	5,900	35,277
Nidec Corp.	200	20,215
Nikko Cordial Corp.	5,100	20,684
Nikon Corp.	1,000	9,418
Nintendo Co. Ltd.	400	48,923
Nippon Express Co. Ltd.	2,900	14,051
Nippon Mining Holdings, Inc.	2,200	11,138
Nippon Oil Corp.	4,700	29,638
Nippon Steel Corp.	22,500	53,486
Nippon Telegraph & Telephone Corp.	54	215,089
Nippon Unipac Holding	3	13,147
Nippon Yusen Kabushiki Kaisha	3,400	17,584
Nissan Motor Co., Ltd.	9,100	99,079
Nitto Denko Corp.	600	27,601
NOK Corp.	300	9,200
Nomura Holdings, Inc.	6,900	88,586
Nomura Research Institute Ltd.	100	8,048
NTT DoCoMo, Inc.	66	111,981
Obayashi Corp.	2,100	10,441
Odakyu Electric Railway Co. Ltd.	2,400	12,695
OJI Paper Co. Ltd.	2,900	16,393
Olympus Corp.	800	15,424
Omron Corp.	800	17,675
Oriental Land Co. Ltd.	200	12,104
ORIX Corp.	300	30,758
Osaka Gas Co. Ltd.	7,400	20,142
Pioneer Corp.	593	12,375
Promise Co. Ltd.	300	19,625
Resona Holdings, Inc.	16,700	25,153
Ricoh Co. Ltd.	2,500	47,067
Rohm Co. Ltd.	400	40,212
Sankyo Co. Ltd.	1,400	29,597
Sanyo Electric Co. Ltd.	5,500	17,815
Secom Co. Ltd.	800	27,800
Seiko Epson Corp.	400	17,058
Sekisui Chemical Co. Ltd.	1,500	10,343
Sekisui House Ltd.	1,800	17,181
Seven-Eleven Japan Co. Ltd.	1,400	40,013
Sharp Corp.	3,500	48,142
Shimizu Corp.	1,900	7,551
Shin-Etsu Chemical Co. Ltd.	1,300	46,709
Shinsei Bank Ltd.	2,000	12,122
Shionogi & Co. Ltd.	1,100	15,759
Shiseido Co. Ltd.	1,200	14,753
SMC Corp.	200	19,144
Softbank Corp.	800	37,091
Sompo Japan Insurance, Inc.	2,700	22,881
Sony Corp.	3,400	115,992
Stanley Electric Co. Ltd.	548	7,677
Sumitomo Chemical Co. Ltd.	4,900	23,207
Sumitomo Electric Industries Ltd.	2,500	22,184
Sumitomo Metal Industries Ltd.	13,200	15,689
Sumitomo Metal Mining Co. Ltd.	1,900	13,171
Sumitomo Mitsui Financial Group, Inc.	39	222,928
Sumitomo Realty & Development Co. Ltd.	1,400	14,925
Sumitomo Corp.	2,900	21,576
T&D Holdings, Inc.	600	26,240
Taisei Corp.	2,800	8,892
Taisho Pharmaceutical Co. Ltd.	600	11,106
Takashimaya Co. Ltd.	1,000	8,320
Takeda Pharmaceutical Co. Ltd.	3,300	149,707
Takefuji Corp.	200	12,793
TDK Corp.	400	26,639
Teijin Ltd.	2,900	10,367
Terumo Corp.	600	13,664
The Bank of Fukuoka Ltd.	2,000	9,545
The Bank of Yokohama Ltd.	3,600	19,337
The Chiba Bank Ltd.	2,600	13,635
The Joyo Bank Ltd.	2,500	10,071
The Kansai Electric Power Co. Inc.	2,600	45,836
The Shizuoka Bank Ltd.	2,200	16,548
The Sumitomo Trust & Banking Co. Ltd.	4,000	23,663
The Tokyo Electric Power Co. Inc.	4,200	90,314
Tobu Railway Co. Ltd.	2,800	10,238
Tohoku Electric Power Co, Inc.	1,600	26,392
Tokyo Electron Ltd.	600	29,234
Tokyo Gas Co. Ltd.	9,300	32,993
Tokyu Corp.	3,600	16,397
TonenGeneral Sekiyu KK	1,100	9,491
Toppan Printing Co. Ltd.	2,100	20,597
Toray Industries, Inc.	4,400	20,360
Toshiba Corp.	10,600	38,951
Tostem Inax Holding Corp.	900	16,454
Toto Ltd.	1,100	9,551
Toyo Seikan Kaisha Ltd.	500	7,721
Toyota Industries Corp.	700	15,910
Toyota Motor Corp.	10,600	405,861
Trend Micro, Inc.	300	12,902
UFJ Holdings, Inc.	4	17,529
Yamada Denki Co. Ltd.	300	10,343
Yamaha Motor Co., Ltd.	600	9,091
Yamaha Corp.	600	9,129
Yamanouchi Pharmaceutical Co. Ltd.	1,100	35,531
Yamato Transport Co. Ltd.	1,500	20,646
Yokogawa Electric Corp.	800	9,197
		5,925,893
Luxembourg - 0.1%
Arcelor	1,474	27,241
Netherlands - 5.0%
ABN AMRO Holding NV	5,735	130,277
Aegon NV	4,990	53,795
Akzo Nobel NV	965	34,074
ASML Holding NV	1,762	22,672
DSM NV	300	15,649
Euronext NV	400	11,382
European Aeronautic Defense and Space Co.	900	23,843
Heineken NV	1,066	32,093
ING Groep NV	6,426	162,176
Koninklijke Ahold NV	5,730	36,580
Koninklijke Philips Electronics NV	4,834	110,711
Reed Elsevier NV	2,544	32,766
Rodamco Europe NV	200	13,103
Royal Dutch Petroleum Co.	7,603	391,598
Royal KPN NV	7,297	54,649
Royal Numico NV (a)	500	15,922
STMicroelectronics NV	2,194	37,822
TPG NV	1,107	27,044
Unilever NV	2,127	122,365
Vedior NV	600	9,278
VNU NV	893	22,958
Wolters Kluwer NV	982	16,526
		1,377,283
New Zealand - 0.1%
Telecom Corp of New Zealand Ltd.	7,000	27,865
Norway - 0.5%
DNB NOR ASA	2,360	18,669
Norsk Hydro ASA	557	40,545
Orkla ASA	733	20,254
Statoil ASA	1,570	22,507
Telenor ASA	3,000	22,840
Yara International ASA	557	5,916
		130,731
Portugal - 0.3%
Banco Comercial Portugues SA	6,621	14,391
Brisa-Auto Estradas de Portugal SA	1,300	10,560
Electricidade de Portugal SA	6,603	19,272
Portugal Telecom SGPS SA	3,219	35,462
		79,685
Singapore - 0.6%
DBS Group Holdings Ltd.	4,009	38,099
Keppel Corp. Ltd.	2,000	9,385
Oversea-Chinese Banking Corp.	3,554	29,553
Singapore Airlines Ltd.	2,000	12,948
Singapore Press Holdings Ltd.	5,772	16,249
Singapore Telecommunications	21,212	29,483
United Overseas Bank Ltd.	4,294	34,942
Venture Corp. Ltd.	800	7,840
		178,499
Spain - 3.4%
Abertis Infraestructuras SA	875	16,334
Acerinox SA	800	11,049
ACS Actividades Cons y Serv (a)	900	16,398
Altadis SA	1,004	34,167
Banco Bilbao Vizcaya Argentaria SA	11,799	162,370
Banco Popular Espanol SA	600	33,340
Banco Santander Central Hispano SA	15,747	153,724
Endesa SA	3,466	65,992
Gas Natural SDG SA	607	15,002
Grupo Ferrovial SA	200	8,930
Iberdrola SA	2,790	57,869
Inditex SA	800	19,773
Repsol YPF SA	3,406	74,791
Telefonica SA	17,293	258,809
Union Fenosa SA	829	18,832
		947,380
Sweden - 2.3%
Assa Abloy AB	1,100	13,787
Atlas Copco AB	400	15,384
Atlas Copco AB	300	10,570
Electrolux AB	1,080	19,730
Hennes & Mauritz AB	1,790	49,297
Nordea Bank AB	8,030	65,628
Sandvik AB	804	27,775
Scania AB	300	10,158
Securitas AB - Class B	1,100	14,656
Skandia Forsakrings AB	3,800	15,033
Skandinaviska Enskilda Banken AB	1,700	26,270
Skanska AB	1,400	14,567
SKF AB	300	11,394
Svenska Cellulosa	713	27,716
Svenska Handelsbanken	2,048	42,900
Swedish Match AB	1,200	12,692
Tele2 AB	325	12,098
Telefonaktiebolaget LM Ericsson - Class B	53,918	167,378
TeliaSonera AB	6,816	33,143
Volvo AB	852	30,077
Volvo AB	400	13,598
		633,851
Switzerland - 6.8%
ABB Ltd	6,700	40,886
Adecco SA	500	24,826
Ciba Specialty Chemicals AG	300	18,667
Clariant AG	800	9,578
Compagnie Financiere Richemont AG	1,961	54,259
Credit Suisse Group	4,138	132,057
Holcim Ltd.	700	36,914
Nestle SA	1,468	336,228
Nobel Biocare Holding AG	100	15,516
Novartis AG	8,730	406,892
Roche Holding AG	2,582	266,740
Swatch Group AG	100	13,494
Swiss Reinsurance	1,188	68,357
Swisscom AG	122	42,305
Syngenta AG	407	38,787
UBS AG	4,149	292,061
Zurich Financial Services AG	535	76,263
		1,873,830
United Kingdom - 25.8%
3i Group Plc	2,212	22,235
Alliance Unichem Plc	900	10,855
Amvescap Plc	2,603	14,072
Associated British Ports Holdings Plc	1,200	9,576
AstraZeneca Plc	6,266	256,820
Aviva	8,239	81,626
BAA Plc	3,914	39,202
BAE Systems Plc	11,254	45,770
Barclays Plc	24,002	230,194
Barratt Developments Plc	900	9,218
BG Group Plc	12,918	86,724
BHP Billiton Plc	9,101	95,766
BOC Group Plc	1,865	29,833
Boots Group	2,938	34,132
BP Plc	81,100	774,129
BPB Plc	1,800	13,941
Brambles Industries Plc	2,633	12,233
British Airways Plc	2,000	7,510
British American Tobacco Plc	5,754	83,401
British Land Co.	1,813	24,409
British Sky Broadcasting Group Plc	4,649	40,317
BT Group Plc	31,766	103,324
Bunzl Plc	1,700	12,805
Cable & Wireless Plc	8,700	15,389
Cadbury Schweppes Plc	7,517	57,810
Capita Group Plc	2,405	14,318
Carnival Plc	615	30,237
Centrica Plc	15,677	71,204
Cobham Plc	400	9,641
Compass Group Plc	7,993	31,893
Corus Group Plc	14,600	13,474
Daily Mail & General Trust	1,100	14,302
Diageo Plc	11,287	140,928
Dixons Group Plc	7,160	22,123
Electrocomponents Plc	1,619	9,111
Emap Plc	900	12,263
EMI Group	2,932	11,712
Enterprise Inns Plc	1,300	13,409
Exel Plc	1,105	13,677
Friends Provident Plc	6,300	15,875
GKN Plc	2,733	10,620
GlaxoSmithKline Plc	21,816	470,172
GUS Plc	3,665	59,688
Hammerson Plc	1,000	13,101
Hanson Plc	2,707	20,035
Hays Plc	6,364	15,287
HBOS Plc	14,060	189,799
Hilton Group Plc	5,758	28,836
HSBC Holdings Plc	40,181	637,662
ICAP Plc	1,700	6,768
IMI Plc	1,300	8,375
Imperial Chemical Industries Plc	4,339	16,567
Imperial Tobacco Group Plc	2,707	58,977
Inchcape Plc	300	8,463
Intercontinental Hotels Group Plc	2,697	30,673
International Power Plc	4,112	10,771
ITV Plc	14,942	29,134
ITV Plc	1	-
J Sainsbury Plc	5,005	23,072
Johnson Matthey Plc	780	13,479
Kelda Group Plc	1,400	13,566
Kesa Electricals Plc	1,923	9,846
Kingfisher	8,526	47,560
Land Securities Group Plc	1,674	35,532
Legal & General Group Plc	23,879	42,886
Liberty International Plc	900	13,469
Lloyds TSB Group Plc	20,557	160,513
LogicaCMG Plc	2,734	8,571
Man Group Plc	1,000	21,516
Marconi Corp Plc	1	-
Marconi Corp Plc	700	7,359
Marks & Spencer Group Plc	8,342	51,777
Mitchells & Butlers Plc	1,880	9,261
National Grid Transco Plc	11,324	95,541
Next Plc	1,000	29,550
Pearson Plc	2,909	31,110
Persimmon Plc	1,000	11,970
Provident Financial Plc	980	9,993
Prudential Plc	7,363	60,023
Punch Taverns Plc	900	8,208
Rank Group Plc	2,200	11,127
Reckitt Benckiser Plc	2,230	54,638
Reed Elsevier Plc	4,667	40,959
Rentokil Initial Plc	6,749	18,380
Reuters Group Plc	5,238	29,525
Rexam Plc	2,000	15,327
Rio Tinto Plc	3,904	104,978
RMC Group Plc	935	14,373
Rolls-Royce Group Plc	5,672	25,994
Royal & Sun Alliance Insurance Group	10,600	13,715
Royal Bank of Scotland Group Plc	10,895	314,652
SABMiller Plc	2,897	38,242
Sage Group Plc	4,700	13,799
Scottish & Newcastle Plc	2,900	19,810
Scottish & Southern Energy Plc	3,148	44,375
Scottish Power Plc	6,793	51,935
Severn Trent	1,300	20,654
Shell Transport & Trading Co. Plc	35,476	260,313
Signet Group Plc	6,300	13,053
Slough Estates Plc	1,564	13,181
Smith & Nephew Plc	3,395	31,209
Smiths Group Plc	2,046	27,471
Tate & Lyle Plc	1,500	10,477
Taylor Woodrow Plc	2,200	10,480
Tesco Plc	27,968	144,363
The Peninsular and Oriental Steam Navigation Co.	2,712	12,907
Tomkins Plc	2,800	13,427
Trinity Mirror Plc	1,100	13,098
Unilever Plc	10,151	82,613
United Business Media Plc	1,200	10,135
United Utilities Plc	2,092	21,029
Vodafone Group Plc	252,493	604,248
Whitbread Plc	1,100	16,402
William Hill Plc	1,500	14,481
Wimpey George Plc	1,400	10,184
Wolseley Plc	2,140	36,536
WPP Group Plc	4,091	38,088
Yell Group Plc	2,500	15,947
		7,087,313
United States - 0.0%
General Electric Co.	1	24
TOTAL COMMON STOCKS (Cost $22,981,365)		$26,526,561

PREFERRED STOCKS - 0.4%
Australia - 0.3%
News Corp Ltd.	9,871	77,793
Germany - 0.1%
Henkel Kgaa	200	14,705
Volkswagen AG	400	10,905
		25,610
TOTAL PREFERRED STOCKS (Cost $96,551)		$103,403

RIGHTS - 0.0%
Thomson - Rights	900	-
TOTAL RIGHTS (Cost $0)		$ -

INVESTMENT COMPANIES - 3.7%
United States - 3.7%
iShares MSCI EAFE Index Fund	7,235	1,023,029
TOTAL INVESTMENT COMPANIES (Cost $928,283)		$1,023,029

SHORT TERM INVESTMENTS - 0.0%
Northern Institutional Diversified Assets Portfolio	1,503	$1,503
TOTAL SHORT TERM INVESTMENTS (Cost $1,503)		$1,503

Total Investments (Cost $24,007,703)(b) - 100.6%		$27,654,496

Liabilities in Excess of Other Assets - (0.6)%		(173,150)

TOTAL NET ASSETS - 100.0%		$27,481,346

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) For federal income tax purposes, cost is $24,603,669 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $3,942,488 and ($891,721), with a net appreciation / depreciation of $3,050,767.

Schedule of Investments
LEHMAN AGGREGATE BOND INDEX PORTFOLIO
September 30, 2004 (Unaudited)

CORPORATE BONDS - 21.0%
Aerospace & Defense - 0.4%
Honeywell International, Inc.
7.50% due 03/01/2010	$108,000	$125,879
Automobiles - 1.4%
Ford Motor Co.
6.375% due 02/01/2029	500,000	439,458
Biotechnology - 0.6%
Amgen, Inc.
6.50% due 12/01/2007	180,000	197,493
Building Products - 0.6%
Masco Corp.
5.875% due 07/15/2012	180,000	193,600
Commercial Services & Supplies - 0.6%
Pitney Bowes, Inc.
4.625% due 10/01/2012	180,000	181,375
Consumer Non Durables - 0.8%
Cargill, Inc.
6.25% due 05/01/2006 (a)	230,000	241,923
Diverse Financial Services - 0.7%
American General Finance Corp.
5.375% due 09/01/2009	210,000	221,030
Electric Services - 1.4%
Exelon Generation Co LLC
5.35% due 01/15/2014	230,000	234,888
Public Service Company of NC
6.625% due 02/15/2011	180,000	202,648
		437,536
Executive Offices - 0.4%
Province of New Brunswick
6.75% due 08/15/2013 (b)	100,000	118,870
Fire, Marine, And Casualty Insurance - 0.4%
Citigroup Capital II
7.75% due 12/01/2036	100,000	110,342
Food Preparations, Not Elsewhere Classified - 0.4%
Diageo Capital PLC
3.375% due 03/20/2008 (b)	136,000	135,512
Food Products - 0.8%
Campbell Soup Co.
5.875% due 10/01/2008	230,000	247,951
Investment Advice - 0.6%
TIAA Global Markets
4.125% due 11/15/2007 (a)	180,000	184,099
Laundry And Garment Services, Not Elsewhere Classified - 0.2%
Cintas Corp No. 2
5.125% due 06/01/2007	68,000	71,552
Machinery - 0.6%
Eaton Corp.
5.75% due 07/15/2012	180,000	193,830
Media - 1.3%
Comcast Corp.
5.85% due 01/15/2010	100,000	106,426
EW Scripps Co.
5.75% due 07/15/2012	180,000	194,074
The Thomson Corp.
6.20% due 01/05/2012 (b)	100,000	110,286
		410,786
Metals & Mining - 0.4%
Alcoa, Inc.
6.50% due 06/01/2011	100,000	112,302
National Commercial Banks - 0.6%
Key Bank National Association
5.00% due 07/17/2007	185,000	192,552
Oil & Gas - 0.5%
ConocoPhillips Holding Co.
6.35% due 04/15/2009	143,000	158,349
Oil And Gas Field Exploration Services - 0.3%
Conoco Funding Co.
6.35% due 10/15/2011 (b)	80,000	89,218
Paper & Forest Products - 2.5%
Westvaco Corp.
7.95% due 02/15/2031	500,000	592,694
Weyerhaeuser Co.
6.75% due 03/15/2012	180,000	201,849
		794,543
Paper Mills - 0.7%
Champion International Corp.
7.20% due 11/01/2026	200,000	230,135
Personal Credit Institutions - 0.3%
General Electric Capital Corp.
6.125% due 02/22/2011	100,000	110,269
Pharmaceuticals - 0.5%
Eli Lilly & Co.
2.90% due 03/15/2008	100,000	98,412
Pharmacia Corp.
5.875% due 12/01/2008	50,000	54,311
		152,723
Real Estate - 0.3%
Camden Property Trust
5.875% due 11/30/2012	100,000	104,577
Refined Petroleum Pipelines - 1.0%
Colonial Pipeline Co.
6.58% due 08/28/2032 (a)	100,000	112,960
7.75% due 11/01/2010 (a)	175,000	207,831
		320,791
Road & Rail - 0.6%
CSX Corp.
4.875% due 11/01/2009	180,000	185,094
Short-term Business Credit Institutions, Except Agricultural - 0.6%
Verizon Wireless Capital LLC
5.375% due 12/15/2006	180,000	188,415
Telephone Communications, Except Radiotelephone - 0.9%
GTE Corp.
6.94% due 04/15/2028	80,000	86,123
Sprint Capital Corp.
6.00% due 01/15/2007	180,000	190,533
		276,656
Unit Investment Trusts, Face-amount Certificate Offices, And - 0.6%
Devon Financing Corp ULC
6.875% due 09/30/2011	180,000	203,088
TOTAL CORPORATE BONDS (Cost $6,624,487)		$6,629,948

U.S. TREASURY OBLIGATIONS - 31.2%
U.S. Treasury Bonds - 7.1%
5.25% due 11/15/2028 to 02/15/2029	950,000	988,367
5.50% due 08/15/2028	500,000	537,481
6.125% due 11/15/2027 to 08/15/2029	300,000	349,180
6.25% due 08/15/2023	300,000	350,320
		2,225,348
U.S. Treasury Notes - 24.1%
2.25% due 02/15/2007	450,000	445,201
2.75% due 08/15/2007	760,000	757,922
3.125% due 10/15/2008	800,000	798,813
4.625% due 05/15/2006	350,000	362,100
5.50% due 02/15/2008 to 05/15/2009	450,000	489,066
5.625% due 05/15/2008	300,000	326,238
5.75% due 11/15/2005 to 08/15/2010	455,000	495,424
6.00% due 08/15/2009	200,000	223,578
6.125% due 08/15/2007	500,000	544,824
6.25% due 02/15/2007	1,150,000	1,242,808
6.50% due 05/15/2005 to 02/15/2010	1,775,000	1,918,871
		7,604,845
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,799,984)		$9,830,193

U.S. GOVERNMENT AGENCY ISSUES - 10.7%
Federal Home Loan Bank - 1.6%
2.50% due 03/15/2006	500,000	499,315
Freddie Mac - 9.1%
2.375% due 04/15/2006	500,000	498,172
3.50% due 09/15/2007	1,300,000	1,313,572
5.50% due 07/15/2006	800,000	838,281
5.75% due 03/15/2009	200,000	217,318
		2,867,343
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,396,708)		$3,366,658

FOREIGN GOVERNMENT NOTE/BONDS - 0.6%
General Government, Not Elsewhere Classified - 0.6%
Italy Government International Bond
2.50% due 07/15/2008 (b)	200,000	193,525
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $193,833)		$193,525

ASSET BACKED SECURITIES - 1.1%
Countrywide Asset-Backed Certificates
6.815% due 01/25/2029	36,509	37,634
Residential Asset Securities Corp.
4.61% due 06/25/2033	298,000	299,236
TOTAL ASSET BACKED SECURITIES (Cost $333,518)		$336,870

MORTGAGE BACKED SECURITIES - 32.6%
Federal National Mortgage Association - 17.8%
Fannie Mae Pool
5.00% due 11/01/2017	316,357	322,303
5.50% due 08/01/2018 to 11/01/2033	3,556,959	3,627,398
6.00% due 08/01/2033	331,994	344,000
6.50% due 04/01/2023 to 08/01/2032	1,244,737	1,307,958
		5,601,659
Freddie Mac - 12.2%
Freddie Mac (Gold) Pool
4.50% due 09/01/2018	718,683	718,014
5.00% due 05/01/2018 to 02/01/2033	3,118,538	3,145,112
		3,863,126
U.S. CMO or asset-backed securities - 2.6%
Bear Stearns Cmbs 2003-top12
4.24% due 08/13/2039	350,000	349,635
Bear Stearns Commercial Mortgage Securities
7.11% due 10/15/2032	425,848	463,309
		812,944
TOTAL MORTGAGE BACKED SECURITIES (Cost $10,343,694)		$10,277,729

SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Diversified Assets Portfolio	647,355	$647,355
TOTAL SHORT TERM INVESTMENTS (Cost $647,355)		$647,355

Total Investments (Cost $31,339,578)(c) - 99.2%		$31,282,278

NORTHERN INSTITUTIONAL LIQUID ASSET PORTFOLIO(d) - 23.3%		7,343,040

Liabilities in Excess of Other Assets - (22.5)%		(7,090,707)

TOTAL NET ASSETS - 100.0%		$31,534,611

Percentages are stated as a percent of net assets.

(a) Restricted
(b) Foreign Denominated
(c) For federal income tax purposes, cost is $31,339,578 and gross unrealized appreciation and depreciation of securities as of September 30, 2004 was $115,821 and ($173,121), with a net appreciation / depreciation of ($57,300).

(d) This security was purchased with cash collateral held from securities lending. The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $12,141,429, $7,343,040 and $5,090,089, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The Registrant's President and Controller have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure ontrols and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

(b)  There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a) filed herewith.

SIGNATURES

(The report must be signed by the registrant, and on behalf of the registrant by its principal executive and principal financial officers.)

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By: /s/ Steven R. Sutermeister
-------------------------------------------
Steven R. Sutermeister
President and Chief Executive Officer

Date: 11/29/04
-------------------------------------------

By: /s/ Thomas G. Knipper
-------------------------------------------
Thomas G. Knipper
Vice President, Controller and Chief Compliance Officer

Date: 11/29/04
-------------------------------------------